UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-05518

The RBB Fund, Inc.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code:  302-791-1851

Date of fiscal year end:  August 31

Date of reporting period:  November 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2014

(UNAUDITED)

		MATURITY	PAR
	COUPON	DATE	(000’S)	VALUE
SHORT-TERM INVESTMENTS — 67.1%
U.S. TREASURY OBLIGATIONS—67.1%
U.S. Treasury Bills	0.068%	12/18/14	$4,490	$4,489,951
U.S. Treasury Bills	0.056%	01/15/15	4,300	4,299,944
U.S. Treasury Bills	0.034%	02/12/15	4,300	4,300,000
U.S. Treasury Bills	0.018%	03/12/15	4,300	4,299,729
U.S. Treasury Bills	0.033%	04/09/15	4,300	4,299,347
U.S. Treasury Bills	0.051%	05/07/15	4,300	4,298,873

				25,987,844

TOTAL SHORT-TERM INVESTMENTS (Cost $ 25,987,980)				25,987,844

TOTAL PURCHASED OPTIONS — 0.6% (Cost $ 217,377)				247,675

TOTAL INVESTMENTS — 67.7% (Cost $ 26,205,357)*				26,235,519

OTHER ASSETS IN EXCESS OF LIABILITIES — 32.3%				12,507,186

NET ASSETS — 100.0%				$38,742,705

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$26,205,357

Gross unrealized appreciation	$79,305
Gross unrealized depreciation	(49,143)

Net unrealized appreciation	$30,162

The accompanying notes are an integral part of the schedule of investments.

1

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

(UNAUDITED)

FUTURES CONTRACTS

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
10-Year Mini Japanese Government Bond Futures	12/10/14	45	$5,550,739	$19,155
3-Month Euro Euribor	03/16/15	1	310,662	(62)
3-Month Euro Euribor	06/15/15	43	13,356,275	855
3-Month Euro Euribor	09/14/15	7	2,172,629	1,787
3-Month Euro Euribor	12/14/15	10	3,103,993	2,005
3-Month Euro Euribor	03/14/16	29	9,003,059	2,534
3-Month Euro Euribor	06/13/16	17	5,275,394	2,425
3-Month Euro Euribor	09/19/16	6	1,861,703	497
3-Month Euro Euribor	12/19/16	1	310,118	171
3-Month Euro Euribor	03/13/17	1	310,071	140
3-Month Euro Euribor	06/19/17	1	310,056	47
3-Month Euro Euribor	09/18/17	1	309,931	62
90-DAY Bank Bill	06/11/15	2	1,691,016	(62)
90-DAY Bank Bill	09/10/15	2	1,690,788	207
90-DAY Eurodollar Futures	06/15/15	57	14,185,663	13,038
90-DAY Eurodollar Futures	09/14/15	10	2,485,675	1,075
90-DAY Eurodollar Futures	03/14/16	42	10,395,500	2,125
90-DAY Eurodollar Futures	06/13/16	7	1,728,138	688
90-DAY Eurodollar Futures	09/19/16	6	1,477,475	925
90-DAY Eurodollar Futures	12/19/16	7	1,719,000	1,863
90-DAY Eurodollar Futures	03/13/17	1	244,750	613
90-DAY Eurodollar Futures	06/19/17	1	244,750	163
90-DAY Eurodollar Futures	09/18/17	1	244,013	513
90-DAY Eurodollar Futures	12/18/17	1	243,600	575
90-DAY Sterling Futures	06/17/15	71	13,724,071	45,904
90-DAY Sterling Futures	09/16/15	10	1,931,896	5,584
90-DAY Sterling Futures	12/16/15	10	1,931,408	3,729
90-DAY Sterling Futures	03/16/16	33	6,353,132	25,090
90-DAY Sterling Futures	06/15/16	13	2,504,510	4,823
90-DAY Sterling Futures	09/21/16	8	1,538,796	3,378
90-DAY Sterling Futures	12/21/16	4	768,588	1,484
90-DAY Sterling Futures	03/15/17	2	384,216	430
90-DAY Sterling Futures	06/21/17	1	191,405	703
90-DAY Sterling Futures	09/20/17	1	191,132	801
Amsterdam Index Futures	12/19/14	4	414,571	9,199
AUD/JPY X-Rate Futures	12/15/14	2	335,223	4,683
Australian 10-Year Bond Futures	12/15/14	2	195,102	18,067
Australian 3-Year Bond Futures	12/15/14	5	467,351	2,176
Bank Acceptance Futures	03/16/15	2	431,613	22
Bank Acceptance Futures	06/15/15	4	863,008	175
Bank Acceptance Futures	09/14/15	4	862,516	361
Bank Acceptance Futures	12/14/15	1	215,501	87
CAC 40 10 Euro Futures	12/19/14	9	481,858	8,648
CAD/JPY X-Rate Futures	12/15/14	1	169,448	5,341
Canadian 10-Year Bond Futures	03/20/15	37	4,401,968	54,534
Cattle Feeder Futures	01/29/15	1	118,063	(2,525)
CHF/JPY Future	12/15/14	1	255,970	2,759
Cocoa Futures	03/16/15	3	88,347	500
Coffee ‘C’ Future	03/19/15	3	215,475	(4,594)
DAX Index Future	12/19/14	5	1,448,456	101,901
Dollar Index	12/15/14	11	945,637	26,906
Dow Jones Industrial Average E-Mini Chicago Board of Trade	12/19/14	16	1,380,935	44,025
E-Mini Natural Gas	02/24/15	1	10,438	(368)
EUR/CHF 3-Month Futures	12/14/15	1	259,017	26
EUR/JPY Future	12/15/14	11	1,707,767	2,137
EUR/JPY Futures	12/15/14	1	151,339	4,106

The accompanying notes are an integral part of the schedule of investments.

2

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

(UNAUDITED)

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
LONG CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
Euro BUXL 30-Year Bond Futures	12/08/14	2	$362,418	$10,569
Euro STOXX 50	12/19/14	13	509,295	15,096
Euro-Bobl Future	12/08/14	70	11,126,236	36,893
Euro-Bund Future	12/08/14	7	1,275,587	54,849
FTSE 100 Index Futures	12/19/14	16	1,674,047	8,177
FTSE 250 Y2	12/19/14	3	144,486	3,677
FTSE/JSE Top 40	12/18/14	2	82,015	(1,966)
GBP/JPY Futures	12/15/14	1	190,783	4,422
Hang Seng Index Futures	12/30/14	6	919,809	7,821
H-Shares Index Futures	12/30/14	1	69,946	2,024
IBEX 35 Index Futures	12/19/14	1	128,971	4,828
JPY 10-Year Bond (Osaka Securities Exchange)	12/11/14	4	4,924,736	25,271
Lean Hogs Future	04/15/15	3	111,550	(1,630)
Live Cattle Futures	02/27/15	6	399,340	6,800
Live Cattle Futures	04/30/15	3	199,100	3,700
Live Cattle Futures	06/30/15	1	64,350	170
London Mercantile Exchange Aluminum Forward	12/17/14	6	333,839	(32,414)
London Mercantile Exchange Aluminum Forward	01/21/15	5	260,888	(9,951)
London Mercantile Exchange Aluminum Forward	02/18/15	4	207,456	(6,956)
London Mercantile Exchange Aluminum Forward	03/18/15	14	720,414	(17,264)
London Mercantile Exchange Nickel Forward	01/21/15	3	289,812	2,814
London Mercantile Exchange Zinc Forward ($)	12/17/14	3	179,803	(13,960)
London Mercantile Exchange Zinc Forward ($)	01/21/15	1	56,431	(1,125)
London Mercantile Exchange Zinc Forward ($)	02/18/15	1	56,063	(700)
London Mercantile Exchange Zinc Forward ($)	03/18/15	2	112,375	(1,525)
Long Gilt Futures	03/27/15	44	8,019,088	59,263
MSCI Singapore Exchange ETS	12/30/14	3	173,063	429
MSCI Taiwan Index	12/30/14	6	204,540	1,500
Nasdaq 100 E-Mini	12/19/14	26	2,161,516	94,374
Natural Gas Futures	12/29/14	5	223,490	(19,090)
Natural Gas Futures	01/28/15	1	42,230	(1,380)
Natural Gas Futures	02/25/15	1	41,730	(1,450)
Natural Gas Futures	03/27/15	1	37,100	(560)
Nikkei 225 (Chicago Mercantile Exchange)	12/11/14	2	170,975	3,725
Nikkei 225 (Osaka Securities Exchange)	12/11/14	2	286,906	7,076
Nikkei 225 (Singapore Exchange)	12/11/14	21	1,498,105	44,413
Nikkei 225 Mini	12/11/14	19	263,328	15,954
NZD/JPY Futures	12/15/14	1	149,366	7,286
Robusta Coffee Futures	01/30/15	4	84,820	(1,860)
Russell 2000 Mini	12/19/14	4	469,440	(800)
S&P 500 E-Mini Futures	12/19/14	15	1,505,825	43,900
S&P Mid 400 E-Mini	12/19/14	3	427,840	4,400
S&P/TSX 60 IX Futures	12/18/14	2	306,243	(4,747)
SGX CNX Nifty	12/24/14	13	221,374	2,889
Soybean Futures	01/14/15	1	51,075	(275)
Soybean Meal Futures	01/14/15	3	107,280	2,610
Soybean Meal Futures	03/13/15	3	104,960	370
SPI 200 Futures	12/18/14	1	112,978	574
Topix Index Futures	12/11/14	6	681,506	31,378
U.S. Long Bond (Chicago Board of Trade)	03/20/15	8	1,120,101	20,898
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	03/20/15	62	7,829,680	47,226
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	03/31/15	50	5,952,086	22,523
USD/SEK Future	12/15/14	1	95,501	4,484

			$179,905,651	$906,161

The accompanying notes are an integral part of the schedule of investments.

3

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

(UNAUDITED)

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
SHORT CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
90-DAY Eurodollar Futures	12/14/15	14	$(3,468,588)	$(5,163)
AUD/CAD X-Rate	12/15/14	1	(172,243)	2,186
AUD/USD Currency Futures	12/15/14	34	(2,931,097)	41,777
Brent Crude Futures	12/16/14	4	(343,140)	62,540
Brent Crude Futures	01/15/15	1	(73,370)	2,790
CAD Currency Futures	12/16/14	18	(1,600,180)	26,980
CHF Currency Futures	12/15/14	13	(1,697,613)	15,738
Cocoa Futures	03/16/15	3	(85,440)	150
Copper Futures	03/27/15	10	(743,023)	31,523
Corn Futures	03/13/15	11	(208,038)	(5,775)
Cotton No. 2 Futures	03/09/15	7	(213,695)	3,415
EUR/AUD Futures	12/15/14	1	(153,076)	(2,574)
EUR/CAD Futures	12/15/14	2	(312,757)	1,673
EUR/CHF Futures	12/15/14	13	(2,028,202)	7,568
Euro E-Mini Futures	12/15/14	3	(237,256)	4,081
Euro Foreign Exchange Currency Futures	12/15/14	71	(11,284,209)	247,259
Euro-Schatz Futures	12/08/14	25	(3,447,358)	187
Gas Oil Futures (Intercontinental Exchange)	01/12/15	8	(577,175)	53,775
Gas Oil Futures (Intercontinental Exchange)	02/12/15	1	(75,050)	8,650
Gas Oil Futures (Intercontinental Exchange)	03/12/15	1	(75,450)	8,825
Gasoline RBOB Futures	12/31/14	8	(682,521)	68,447
GBP Currency Futures	12/15/14	32	(3,158,913)	35,513
GBP/CAD Futures	12/15/14	1	(193,977)	(1,345)
Gold 100 Oz Futures	02/25/15	10	(1,195,400)	19,900
JPY Currency Futures	12/15/14	45	(4,843,634)	105,134
JPY E-Mini Futures	12/15/14	4	(213,813)	3,213
KC HRW Wheat Futures	03/13/15	6	(177,513)	(14,488)
Lean Hogs Futures	02/13/15	2	(71,640)	1,060
London Mercantile Exchange Copper Forward	12/17/14	1	(140,246)	(19,980)
London Mercantile Exchange Copper Forward	01/21/15	2	(317,780)	(1,120)
London Mercantile Exchange Copper Forward	03/18/15	3	(493,838)	18,075
London Mercantile Exchange Lead Forward	12/17/14	2	(102,700)	1,338
London Mercantile Exchange Lead Forward	01/21/15	2	(102,016)	653
London Mercantile Exchange Lead Forward	02/18/15	2	(101,263)	(138)
London Mercantile Exchange Nickel Forward	01/21/15	3	(285,714)	(6,912)
London Mercantile Exchange Tin Forward Spot	12/17/14	1	(105,850)	4,448
London Mercantile Exchange Tin Forward Spot	01/21/15	1	(105,600)	4,248
London Mercantile Exchange Tin Forward Spot	02/18/15	1	(100,050)	(1,250)
Mill Wheat Euro	01/12/15	1	(9,683)	(1,772)
MXN Futures	12/15/14	7	(257,455)	6,225
New York Harbor Ultra-Low Sulfur Diesel Futures	12/31/14	9	(908,851)	91,917
NZD Futures	12/15/14	3	(233,690)	(1,300)
Platinum Futures	01/28/15	1	(60,260)	(305)
Red Wheat Futures (Minneapolis Grain Exchange)	03/13/15	1	(29,713)	(1,100)
S&P/TSX 60 IX Futures	12/18/14	2	(303,822)	2,326
Silver Futures	03/27/15	7	(578,520)	34,060
Soybean Future	03/13/15	4	(200,738)	(3,763)
Soybean Oil Futures	01/14/15	5	(98,238)	1,368
Soybean Oil Futures	03/13/15	7	(138,378)	2,256
Soybean Oil Futures	05/14/15	4	(79,080)	864
Sugar No. 11 (World)	02/27/15	18	(324,979)	10,685
Sugar No. 11 (World)	04/30/15	7	(128,061)	2,934
Sugar No. 11 (World)	06/30/15	7	(130,178)	3,326
Swiss Market Index Futures	12/19/14	1	(92,906)	(1,821)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	03/31/15	17	(3,723,063)	(2,328)
Wheat Futures (Chicago Board of Trade)	03/13/15	7	(192,638)	(9,838)
Wheat Futures (Chicago Board of Trade)	07/14/15	1	(27,988)	(1,463)
White Sugar Futures	02/13/15	6	(125,215)	3,145
WTI Crude Futures	12/19/14	10	(751,170)	89,670

The accompanying notes are an integral part of the schedule of investments.

4

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

(UNAUDITED)

				UNREALIZED
	EXPIRATION	NUMBER OF	NOTIONAL	APPRECIATION
SHORT CONTRACTS	DATE	CONTRACTS	COST	(DEPRECIATION)
Yen Denom Nikkei	12/11/14	3	$(218,904)	$(1,708)

			$(50,732,958)	$945,779

Total Futures Contracts			$129,172,693	$1,851,940

Forward foreign currency contracts outstanding as of November 30, 2014 were as follows:

						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)

AUD	3,000,073	USD	2,690,960	12/17/14	BOA	$ (140,956)
AUD	2,000,000	USD	1,745,634	12/18/14	BOA	(45,797)
AUD	1,263,402	USD	1,124,474	12/19/14	BOA	(50,762)
BRL	979,456	USD	405,446	12/17/14	BOA	(26,485)
CAD	1,092,954	USD	976,162	12/17/14	BOA	(20,711)
CAD	2,203,865	USD	1,950,000	12/18/14	BOA	(23,448)
CAD	707,357	USD	624,824	12/19/14	BOA	(6,489)
CHF	470,712	USD	489,799	12/19/14	BOA	(2,514)
CLP	10,986,313	USD	18,604	12/17/14	BOA	(576)
CZK	2,798,316	USD	128,531	12/17/14	BOA	(2,593)
EUR	60,981	JPY	7,213,863	12/22/14	BOA	190
EUR	1,840,074	USD	2,323,149	12/17/14	BOA	(34,912)
EUR	2,050,000	USD	2,556,681	12/18/14	BOA	(7,376)
EUR	1,502,261	USD	1,901,800	12/19/14	BOA	(33,633)
EUR	49,000	USD	60,981	12/22/14	BOA	(45)
GBP	524,685	USD	842,172	12/17/14	BOA	(22,678)
GBP	300,000	USD	471,495	12/18/14	BOA	(2,934)
GBP	943,429	USD	1,507,833	12/19/14	BOA	(34,329)
HUF	26,666,919	USD	109,628	12/17/14	BOA	(1,494)
INR	15,831,690	USD	256,581	12/17/14	BOA	(2,280)
JPY	133,909,524	USD	1,138,944	12/10/14	BOA	(10,768)
JPY	763,458,042	USD	7,003,058	12/17/14	BOA	(570,074)
JPY	127,130,080	USD	1,100,000	12/18/14	BOA	(28,766)
JPY	187,236,800	USD	1,682,187	12/19/14	BOA	(104,443)
KRW	360,946,775	USD	345,860	12/17/14	BOA	(20,316)
MXN	9,036,645	USD	674,246	12/17/14	BOA	(25,393)
MXN	4,510,830	USD	337,510	12/19/14	BOA	(13,664)
MYR	181,222	USD	55,822	12/17/14	BOA	(2,311)
NOK	6,650,390	USD	1,009,590	12/17/14	BOA	(62,146)
NOK	1,357,902	USD	200,000	12/18/14	BOA	(6,554)
NZD	4,538,160	USD	3,629,987	12/17/14	BOA	(75,710)
NZD	4,400,000	USD	3,471,148	12/18/14	BOA	(25,459)
NZD	347,414	USD	272,086	12/19/14	BOA	(53)
PLN	1,097,353	USD	329,418	12/17/14	BOA	(3,556)
RUB	9,224,101	USD	219,478	12/17/14	BOA	(35,590)
SEK	4,727,801	USD	649,172	12/17/14	BOA	(15,102)
SEK	13,387,380	USD	1,800,000	12/18/14	BOA	(4,544)
SGD	204,619	USD	160,375	12/17/14	BOA	(3,498)
TRY	2,964,180	USD	1,315,601	12/17/14	BOA	14,954
TWD	3,451,978	USD	113,387	12/17/14	BOA	(1,827)

The accompanying notes are an integral part of the schedule of investments.

5

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

(UNAUDITED)

						UNREALIZED
						APPRECIATION
CURRENCY PURCHASED		CURRENCY SOLD		EXPIRATION	COUNTERPARTY	(DEPRECIATION)

USD	388,452	AUD	457,000	12/16/14	BOA	$(16)
USD	2,018,652	AUD	2,299,087	12/17/14	BOA	64,472
USD	3,952,855	AUD	4,600,000	12/18/14	BOA	43,229
USD	1,304,092	AUD	1,472,402	12/19/14	BOA	52,761
USD	346,449	BRL	854,415	12/17/14	BOA	15,867
USD	1,356,366	CAD	1,514,007	12/17/14	BOA	32,835
USD	200,000	CAD	226,419	12/18/14	BOA	2,071
USD	1,182,228	CAD	1,336,357	12/19/14	BOA	14,054
USD	213,837	CAD	243,000	12/22/14	BOA	1,434
USD	1,021,723	CHF	966,712	12/19/14	BOA	20,975
USD	28,589	CLP	17,085,883	12/17/14	BOA	552
USD	276,222	CZK	5,975,195	12/17/14	BOA	7,310
USD	4,220,679	EUR	3,318,288	12/17/14	BOA	94,200
USD	3,615,498	EUR	2,900,000	12/18/14	BOA	9,164
USD	2,463,313	EUR	1,921,261	12/19/14	BOA	74,091
USD	1,281,576	GBP	801,321	12/17/14	BOA	30,010
USD	2,913,247	GBP	1,850,000	12/18/14	BOA	23,790
USD	2,428,288	GBP	1,517,429	12/19/14	BOA	58,277
USD	155,276	HUF	37,887,200	12/17/14	BOA	1,645
USD	124,558	INR	7,730,013	12/17/14	BOA	393
USD	1,137,000	JPY	133,909,523	12/10/14	BOA	8,824
USD	7,973,592	JPY	866,640,092	12/17/14	BOA	671,184
USD	300,000	JPY	35,099,091	12/18/14	BOA	4,245
USD	1,958,469	JPY	210,364,800	12/19/14	BOA	185,838
USD	412,159	KRW	440,851,861	12/17/14	BOA	14,548
USD	665,050	MXN	8,988,640	12/17/14	BOA	19,644
USD	712,986	MXN	9,646,830	12/19/14	BOA	20,411
USD	68,159	MYR	225,456	12/17/14	BOA	1,586
USD	744,920	NOK	4,973,074	12/17/14	BOA	36,434
USD	3,100,000	NOK	21,155,352	12/18/14	BOA	86,224
USD	2,214,028	NZD	2,818,457	12/17/14	BOA	6,619
USD	1,876,301	NZD	2,400,000	12/18/14	BOA	(3,166)
USD	662,931	NZD	834,414	12/19/14	BOA	9,565
USD	346,765	PLN	1,146,843	12/17/14	BOA	6,207
USD	249,728	RUB	10,669,081	12/17/14	BOA	37,032
USD	1,295,481	SEK	9,366,479	12/17/14	BOA	39,293
USD	500,000	SEK	3,702,535	12/18/14	BOA	3,433
USD	317,187	SGD	404,092	12/17/14	BOA	7,378
USD	262,103	SGD	342,000	12/22/14	BOA	(89)
USD	834,209	TRY	1,895,213	12/17/14	BOA	(16,511)
USD	125,143	TWD	3,809,357	12/17/14	BOA	2,033
USD	546,568	ZAR	6,117,081	12/17/14	BOA	(4,296)
ZAR	9,857,275	USD	891,477	12/17/14	BOA	(3,796)

Total Forward Foreign Currency Contracts						$225,112

The accompanying notes are an integral part of the schedule of investments.

6

ABBEY CAPITAL FUTURES STRATEGY FUND

CONSOLIDATED PORTFOLIO OF INVESTMENTS (CONCLUDED)

NOVEMBER 30, 2014

(UNAUDITED)

	NUMBER
	OF
	CONTRACTS	VALUE
PURCHASED OPTIONS — 0.6%
CALL OPTIONS PURCHASED — 0.3%
EUR CHF Currency Futures Expires 12/22/14 Strike Price 1.21	1,903,000	$ 7,360
Nikkei 225 Symbiotic Microfinance Index Expires 12/12/14 Strike Price 15,000	8	82,382
U.S. 10-Year Treasury Bond Futures Expires 02/20/15 Strike Price 128.50	61	39,078

TOTAL CALL OPTIONS PURCHASED
(Cost $ 65,206)		128,820

PUT OPTIONS PURCHASED — 0.3%
90-Day Eurodollar Futures Expires 06/15/15 Strike Price 99.50	229	20,037
90-Day Eurodollar Futures Expires 03/16/15 Strike Price 99.63	210	5,250
AUD USD Currency Futures Expires 01/09/15 Strike Price 84	23	22,310
EUR Foreign Exchange Currency Futures Expires 12/05/14 Strike Price 1.26	15	33,938
Gold 100-oz Futures Expires 12/23/14 Strike Price 150	11	18,920
JPY Currency Futures Expires 02/06/15 Strike Price 82	23	18,400

TOTAL PUT OPTIONS PURCHASED (Cost $ 152,171)		118,855

TOTAL PURCHASED OPTIONS — 0.6% (Cost $ 217,377)		247,675

	NUMBER
	OF
	CONTRACTS	VALUE
WRITTEN OPTIONS — 0.0%
PUT OPTIONS WRITTEN—0.0%
90-Day Eurodollar Futures Expires 06/15/15 Strike Price 99.25	(37)	$(694)
90-Day Eurodollar Futures Expires 06/15/15 Strike Price 99.38	(42)	(1,837)
90-Day Eurodollar Futures Expires 03/16/15 Strike Price 99.38	(63)	(394)
AUD USD Currency Futures Expires 01/09/15 Strike Price 81	(23)	(5,520)
Gold 100-oz Futures Expires 12/23/14 Strike Price 100	(11)	(7,480)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $ 18,923)		(15,925)

TOTAL WRITTEN OPTIONS — 0.0% (Premiums Received $ 18,923)		(15,925)

AUD	Australian Dollar
BOA	Bank of America
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CZK	Czech Koruna
DAX	Deutscher Aktienindex
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IBEX	Index of the Bolsa de Madrid
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won

MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RBOB	Reformulated Blendstock for Oxygenate Blending
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TSX	Toronto Stock Exchange
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

The accompanying notes are an integral part of the schedule of investments.

7

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2014

(UNAUDITED)

PORTFOLIO VALUATION — The Abbey Capital Futures Strategy Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices in active markets for identical securities;

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2014

(UNAUDITED) (CONTINUED)

The following is a summary of inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value.

	TOTAL FAIR VALUE AT NOVEMBER 30, 2014	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Short-Term Investments	$25,987,844	$—	$25,987,844	$—
Commodity Contracts
Futures	547,026	547,026	—	—
Purchased Options	18,920	18,920	—	—
Equity Contracts
Futures	458,334	458,334	—	—
Purchased Options	82,382	82,382	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	1,722,772	—	1,722,772	—
Futures	559,471	559,471	—	—
Purchased Options	82,008	82,008	—	—
Interest Rate Contracts
Futures	496,516	496,516	—	—
Purchased Options	64,365	64,365	—	—

Total Assets	$30,019,638	$2,309,022	$27,710,616	$—

	TOTAL FAIR VALUE AT NOVEMBER 30, 2014	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Commodity Contracts
Futures	$(185,531)	$(185,531)	$—	$—
Written Options	(7,480)	(7,480)	—	—
Equity Contracts
Futures	(11,042)	(11,042)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(1,497,660)	—	(1,497,660)	—
Futures	(5,219)	(5,219)	—	—
Written Options	(5,520)	(5,520)	—	—
Interest Rate Contracts
Futures	(7,615)	(7,615)	—	—
Written Options	(2,925)	(2,925)	—	—

Total Liabilities	$(1,722,992)	$(225,332)	$(1,497,660)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

9

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2014

(UNAUDITED) (CONTINUED)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2014, the Fund had no transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of November 30, 2014 grouped by contract type and risk exposure category.

DERIVATIVE TYPE	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL

	Asset Derivatives

Purchased Options	$82,382	$64,365	$82,008	$18,920	$247,675

Forward Contracts	—	—	1,722,772	—	1,722,772

Futures Contracts	458,334	496,516	559,471	547,026	2,061,347

Total Value - Assets	$540,716	$560,881	$2,364,251	$565,946	$4,031,794

	Liability Derivatives

Written Options	$—	$(2,925)	$(5,520)	$(7,480)	$(15,925)

Forward Contracts	—	—	(1,497,660)	—	(1,497,660)

Futures Contracts	(11,042)	(7,615)	(5,219)	(185,531)	(209,407)

Total Value - Liabilities	$(11,042)	$(10,540)	$(1,508,399)	$(193,011)	$(1,722,992)

For the period ended November 30, 2014, the Fund’s quarterly average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)	LONG FUTURES NOTIONAL COST	SHORT FUTURES NOTIONAL COST	FORWARD FOREIGN CURRENCY CONTRACTS — PAYABLE (VALUE AT TRADE DATE)	FORWARD FOREIGN CURRENCY CONTRACTS — RECEIVABLE (VALUE AT TRADE DATE)
$157,291	$(52,761)	$163,918,601	$(76,934,523)	$(61,776,926)	$61,846,708

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

10

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2014

(UNAUDITED) (CONTINUED)

OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

The Fund had transactions in options written during the period ended November 30, 2014 as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at August 31, 2014	93	$65,784

Options written	248	40,496
Options exercised	(165)	(87,357)

Options outstanding at November 30, 2014	176	$18,923

FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

11

ABBEY CAPITAL FUTURES STRATEGY FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2014

(UNAUDITED) (CONCLUDED)

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing their investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Foreign Currency Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

12

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments

November 30, 2014

(Unaudited)

	Number of Shares	Value

COMMON STOCKS - 92.9%
Advertising — 0.4%
EVINE Live, Inc.*	24,409	$149,873
Marchex, Inc., Class B	21,612	78,452
MDC Partners, Inc., Class A, (Canada)	14,096	311,099

		539,424

Aerospace/Defense — 0.9%
AAR Corp.	1,837	47,082
Cubic Corp.	9,643	496,132
Curtiss-Wright Corp.	1,782	126,344
GenCorp, Inc.*	21,718	362,690
Moog, Inc. Class A*	1,623	118,122
Orbital Sciences Corp.*	2,325	63,286
Teledyne Technologies, Inc.*	1,284	137,272

		1,350,928

Agriculture — 0.0%
Andersons, Inc. (The)	1,045	56,472

Airlines — 0.8%
Allegiant Travel	2,386	334,660
Hawaiian Holdings, Inc.*	11,421	231,732
Republic Airways Holdings, Inc.*	15,596	207,115
SkyWest, Inc.	3,003	37,538
Spirit Airlines, Inc.*	3,910	323,318
Virgin America, Inc.*	1,708	64,357

		1,198,720

Apparel — 1.3%
Carter’s, Inc.	2,958	246,135
Crocs, Inc.*	4,011	53,266
G-III Apparel Group Ltd*	3,554	314,493
Iconix Brand Group, Inc.*	1,763	71,243
Rocky Brands, Inc.	21,760	327,270
Sequential Brands Group, Inc.*	23,532	289,914
Skechers U.S.A., Inc., Class A*	5,989	367,785
Steven Madden Ltd.*	2,135	72,804
Vince Holding Corp.*	1,818	67,502
Wolverine World Wide, Inc.	3,879	118,348

		1,928,760

Auto Parts & Equipment — 1.2%
Commercial Vehicle Group, Inc.*	19,511	127,797
Dorman Products, Inc.*	1,466	69,386
Motorcar Parts of America, Inc.*	27,912	942,030
Remy International, Inc.	11,308	208,067
Spartan Motors, Inc.	58,880	294,989
Standard Motor Products, Inc.	1,164	44,407

	Number of Shares	Value

Auto Parts & Equipment — (Continued)
Titan International, Inc.	3,525	$34,898

		1,721,574

Banks — 4.4%
1st Source Corp.	7,509	229,175
American River Bankshares*	31,360	293,530
Bank Of Commerce Holdings	43,040	258,670
Bank Of The Ozarks, Inc.	10,046	363,666
BankUnited, Inc.	7,597	229,429
Banner Corp.	1,161	47,822
BBCN Bancorp, Inc.	4,543	63,239
Cardinal Financial Corp.	4,076	74,469
Columbia Banking System, Inc.	3,072	84,388
Community Bank System, Inc.	2,202	81,452
Customers Bancorp, Inc.*	12,994	233,892
CVB Financial Corp.	5,101	77,382
First Citizens Bancshares, Inc., Class A	693	175,745
First Commonwealth Financial Corp.	6,562	59,583
First Financial Bankshares, Inc.	3,118	94,070
First Midwest Bancorp, Inc.	3,859	64,561
Glacier Bancorp, Inc.	3,440	94,187
Home BancShares, Inc.	2,327	73,696
MB Financial, Inc.	2,438	76,797
NBT Bancorp, Inc.	3,060	74,389
Northrim BanCorp, Inc.	11,020	301,507
Old National Bancorp	5,673	80,557
Orrstown Financial Services, Inc.*	15,190	254,736
Pacific Continental Corp.	22,260	308,524
Pacific Mercantile Bancorp*	50,090	340,612
Park Sterling Corp.	54,230	387,202
Pinnacle Financial Partners, Inc.	1,486	55,978
Premier Financial Bancorp, Inc.	20,710	327,011
Privatebancorp, Inc.	2,476	77,870
S&T Bancorp, Inc.	2,350	64,578
Signature Bank*	2,283	276,859
Simmons First National Corp., Class A	1,467	59,369
Suffolk Bancorp	12,380	256,142
Susquehanna Bancshares, Inc.	9,562	125,932
Texas Capital Bancshares, Inc.*	1,714	94,493
UMB Financial Corp.	1,346	74,690
United Bankshares, Inc.	2,652	92,555
ViewPoint Financial Group, Inc.	8,526	203,260

The accompanying notes are an integral part of the portfolio of investments.

1

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2014

(Unaudited)

	Number of Shares	Value

Banks — (Continued)
Wintrust Financial Corp.	2,135	$95,413

		6,227,430

Beverages — 1.0%
Boston Beer Co., Inc. (The), Class A*	293	77,050
Craft Brew Alliance, Inc.*	31,520	426,781
Farmer Bros Co.*	27,035	771,038
Reed’s, Inc.*	33,503	218,105

		1,492,974

Biotechnology — 3.0%
Acceleron Pharma, Inc.*	6,469	250,609
Acorda Therapeutics, Inc.*	1,656	60,361
Alder Biopharmaceuticals, Inc.*	6,149	100,352
AMAG Pharmaceuticals, Inc.*	6,897	256,568
ANI Pharmaceuticals, Inc.*	3,196	172,936
Avalanche Biotechnologies, Inc.*	2,962	116,969
Bluebird Bio, Inc.*	3,695	152,345
Cambrex Corp.*	8,782	199,790
Enzo Biochem, Inc.*	41,411	188,006
Exact Sciences Corp.*	4,610	114,420
Harvard Bioscience, Inc.*	39,403	193,863
Karyopharm Therapeutics, Inc.*	5,085	212,960
Ligand Pharmaceuticals*	895	48,196
Loxo Oncology, Inc.*	9,012	92,824
MacroGenics, Inc.*	7,459	210,791
Medicines Co., (The)*	2,409	64,585
Momenta Pharmaceuticals, Inc.*	3,060	35,894
Myriad Genetics, Inc.*	16,450	551,569
NeoGenomics, Inc.*	99,344	421,219
Oncothyreon, Inc.*	72,233	126,408
OvaScience, Inc.*	4,927	124,456
Repligen, Corp.*	14,522	332,118
Sunesis Pharmaceuticals, Inc.*	40,630	95,074
Synageva BioPharma Corp.*	1,415	114,898

		4,237,211

Building Materials — 1.8%
AAON, Inc.	2,382	49,355
Apogee Enterprises, Inc.	8,252	373,238
Caesarstone Sdot-Yam Ltd. (Israel)	4,300	266,600
Drew Industries, Inc.*	1,118	52,658
Gibraltar Industries, Inc.*	2,609	37,439
Headwaters, Inc.*	3,396	47,544
NCI Building Systems, Inc.*	12,755	238,008
Patrick Industries, Inc.*	9,770	435,644

	Number of Shares	Value

Building Materials — (Continued)
PGT, Inc.*	26,843	$252,593
Simpson Manufacturing Co., Inc.	1,763	58,532
Stock Building Supply Holdings, Inc.*	12,665	202,767
Universal Forest Products, Inc.	1,105	52,753
US Concrete, Inc.*	19,339	545,747

		2,612,878

Chemicals — 1.7%
A. Schulman, Inc.	1,369	52,378
Aceto Corp.	1,570	32,970
American Vanguard Corp.	18,796	204,688
Balchem Corp.	1,070	69,550
Calgon Carbon Corp.*	2,450	50,004
Hawkins, Inc.	3,211	126,642
HB Fuller Co.	2,090	90,267
Innophos Holdings, Inc.	884	47,807
KMG Chemicals, Inc.	18,600	346,146
Koppers Holdings, Inc.	1,616	47,155
Kraton Performance Polymers, Inc.*	17,913	329,599
Landec Corp.*	48,948	643,177
OM Group, Inc.	1,720	46,801
Quaker Chemical Corp.	619	50,405
Rayonier Advanced Materials, Inc.	10,273	253,229

		2,390,818

Coal — 0.1%
Arch Coal, Inc.	9,301	20,648
Cloud Peak Energy, Inc.*	3,114	36,340
SunCoke Energy, Inc.	2,595	52,756

		109,744

Commercial Services — 7.4%
Aaron’s, Inc.	7,136	202,520
ABM Industries, Inc.	2,589	70,136
Albany Molecular Research, Inc.*	1,088	17,702
American Public Education, Inc.*	1,079	36,254
AMN Healthcare Services Inc*.	18,497	316,668
ARC Document Solutions, Inc.*	50,607	487,346
Ascent Capital Group, Inc., Class A*	8,064	434,004
Barrett Business Services, Inc.	7,260	158,413
Brink’s Co. (The)	24,938	541,155
Capella Education Co.	4,160	283,629
Cardtronics, Inc.*	1,586	62,108

The accompanying notes are an integral part of the portfolio of investments.

2

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2014

(Unaudited)

	Number of Shares	Value

Commercial Services — (Continued)
CRA International, Inc.*	3,808	$113,288
Cross Country Healthcare, Inc.*	53,429	570,087
CTPartners Executive Search, Inc.*	27,684	586,901
Electro Rent Corp.	36,265	505,896
Franklin Covey Co.*	10,119	191,047
Green Dot Corp., Class A*	1,297	28,547
Hackett Group, Inc. (The)	66,531	591,460
Healthcare Services Group, Inc.	2,448	73,832
Heartland Payment Systems	1,231	67,114
Heidrick & Struggles International, Inc.	10,330	206,807
ICF International, Inc.*	3,057	118,550
Insperity, Inc.	13,491	440,482
Kelly Services, Inc., Class A	2,701	41,703
Korn/Ferry International*	1,993	54,110
Liberty Tax, Inc.*	2,885	109,933
Matthews International, Corp., Class A	1,045	48,143
Medifast, Inc.*	9,920	292,640
Monro Muffler Brake, Inc.	1,131	61,967
Multi-Color Corp.	7,198	394,738
Navigant Consulting, Inc.*	3,106	43,484
Nord Anglia Education, Inc. (Cayman Islands)*	13,519	223,739
On Assignment, Inc.*	1,912	58,756
PAREXEL International Corp.*	6,174	361,241
Paylocity Holding Corp.*	13,676	397,835
PFSweb, Inc.*	31,479	343,751
Resources Connection, Inc.	2,715	41,187
SP Plus Corp.*	24,632	511,853
Strayer Education, Inc.*	486	36,785
Team Health Holdings, Inc.*	3,755	214,636
Tree.com, Inc.*	9,173	415,170
TriNet Group, Inc.*	8,120	257,079
TrueBlue Inc.*	2,035	46,703
WEX, Inc.*	2,143	242,330
WuXi PharmaTech Cayman, Inc., ADR*	7,249	248,713

		10,550,442

Computers — 4.2%
CACI International, Inc., Class A*	985	87,852
Computer Services, Inc.	11,633	476,371
Convergys Corp.	28,173	587,407

	Number of Shares	Value

Computers — (Continued)
Datalink Corp.*	39,580	$483,668
Digimarc Corp.	7,286	176,103
Dot Hill Systems Corp.*	100,490	468,283
DST Systems, Inc.	1,930	191,552
Electronics For Imaging, Inc.*	1,612	71,653
Engility Holdings, Inc.*	845	35,532
EPAM Systems, Inc.*	5,204	265,560
ExlService Holdings, Inc.*	1,718	48,156
Icad, Inc.*	34,420	345,233
iGATE Corp.*	8,156	301,364
Insight Enterprises, Inc.*	2,033	47,633
LivePerson Inc.*	2,356	30,487
Manhattan Associates, Inc.*	8,950	354,062
MAXIMUS Inc.	2,507	131,342
Netscout Systems, Inc.*	1,466	55,928
PAR Technology Corp.*	26,050	147,182
Qumu Corp.*	14,815	207,410
Silicon Graphics International Corp.*	20,679	198,725
Super Micro Computer, Inc.*	6,473	215,421
Sykes Enterprises, Inc.*	20,204	468,127
Synaptics, Inc.*	1,254	78,989
Virtusa Corp.*	6,147	246,311
Xplore Technologies Corp.*	41,031	237,569

		5,957,920

Distribution / Wholesale — 1.5%
Core-Mark Holding, Co., Inc.	3,716	223,369
H&E Equipment Services, Inc.	4,802	168,070
Houston Wire & Cable Co.	14,034	179,916
MWI Veterinary Supply, Inc.*	1,977	323,081
Pool Corp.	1,692	100,522
Rentrak Corp.*	12,749	1,072,191
ScanSource, Inc.*	1,349	52,422
United Stationers, Inc.	1,997	81,997

		2,201,568

Diversified Financial Services — 2.7%
Blackhawk Network Holdings, Inc., Class B*	21,228	757,627
Ellie Mae, Inc.*	7,087	286,740
Encore Capital Group, Inc.*	1,103	47,330
Enova International, Inc.*	749	17,228
Evercore Partners, Inc., Class A	1,393	70,346
Financial Engines, Inc.	2,031	66,373
FNFV Group*	57,295	817,600
FXCM Inc., Class A	6,956	111,992

The accompanying notes are an integral part of the portfolio of investments.

3

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2014

(Unaudited)

	Number of Shares	Value

Diversified Financial Services — (Continued)
Greenhill & Co., Inc.	1,332	$59,034
Interactive Brokers Group, Inc., Class A	2,431	66,415
Investment Technology Group, Inc.*	2,014	39,776
JMP Group, Inc.	36,220	264,044
Ladenburg Thalmann Financial Services, Inc.*	18,800	62,792
MarketAxess Holdings, Inc.	1,548	101,502
Piper Jaffray Cos*	847	48,618
PRA Group, Inc.*	5,382	314,955
Silvercrest Asset Management Group, Inc., Class A	10,412	149,412
Stifel Financial Corp.*	2,715	131,759
Virtus Investment Partners, Inc.	292	44,968
WageWorks Inc.*	1,109	64,788
Walter Investment Management Corp.*	6,667	124,273
Westwood Holdings Group, Inc.	3,135	186,815

		3,834,387

Electric — 0.3%
ALLETE, Inc.	1,611	82,113
Avista Corp.	2,690	92,670
NorthWestern Corp.	2,048	109,015
UIL Holdings Corp.	2,214	88,117

		371,915

Electrical Components & Equipment — 0.7%
Advanced Energy Industries, Inc.*	1,409	28,786
Capstone Turbine Corp.*	192,001	161,281
EnerSys	1,813	110,103
General Cable Corp.	3,030	41,693
Insteel Industries, Inc.	18,509	404,052
Littelfuse, Inc.	927	89,113
PowerSecure International, Inc.*	16,250	162,825
TCP International Holdings Ltd. (Switzerland)*	4,005	22,228

		1,020,081

Electronics — 1.4%
Benchmark Electronics, Inc.*	2,503	59,521
Brady Corp., Class A	2,129	53,225
Checkpoint Systems, Inc.*	3,223	41,125
Coherent, Inc.*	1,000	55,360
CTS Corp.	2,257	38,775
FARO Technologies, Inc.*	778	42,736

	Number of Shares	Value

Electronics — (Continued)
II-VI, Inc.*	3,812	$50,585
Ituran Location and Control Ltd. (Israel)	4,623	99,995
Knowles Corp.*	10,902	227,743
Methode Electronics, Inc.	4,223	163,641
Newport Corp.*	2,338	41,172
OSI Systems, Inc.*	750	52,928
Park Electrochemical Corp.	1,767	43,468
Plexus Corp.*	1,502	58,593
Rogers Corp.*	758	53,682
Sanmina Corp.*	2,981	73,333
TASER International, Inc.*	18,173	390,356
Watts Water Technologies, Inc., Class A	1,166	70,496
ZAGG, Inc.*	58,380	332,766

		1,949,500

Energy-Alternate Sources — 0.2%
Green Plains, Inc.	1,267	38,023
Hydrogenics Corp. (Canada)*	9,822	138,097
Vivint Solar, Inc.*	7,597	76,730

		252,850

Engineering & Construction — 0.5%
Comfort Systems USA, Inc.	2,942	42,277
Dycom Industries, Inc.*	2,029	62,067
EMCOR Group, Inc.	2,515	109,025
Exponent, Inc.	695	52,862
Sterling Construction Co., Inc.*	30,710	205,450
Tutor Perini Corp.*	9,733	245,758

		717,439

Entertainment — 0.7%
AMC Entertainment Holdings, Inc., Class A	9,114	238,969
International Speedway Corp., Class A	16,428	513,868
Marriott Vacations Worldwide Corp.	959	70,496
Multimedia Games Holding Co., Inc.*	1,206	43,766
Pinnacle Entertainment, Inc.*	2,311	57,521
Scientific Games Corp., Class A*	1,773	26,843

		951,463

Environmental Control — 0.6%
Clean Harbors, Inc.*	6,177	288,775
Progressive Waste Solutions Ltd. (Canada)	6,500	199,095

The accompanying notes are an integral part of the portfolio of investments.

4

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2014

(Unaudited)

	Number of Shares	Value

Environmental Control — (Continued)
Tetra Tech, Inc.	2,396	$65,123
US Ecology, Inc.	8,243	328,237

		881,230

Food — 2.2%
B&G Foods, Inc.	2,126	60,846
Calavo Growers, Inc.	5,410	232,305
Cal-Maine Foods, Inc.	1,167	48,874
Darling Ingredients, Inc.*	6,443	119,840
Diamond Foods, Inc.*	1,351	40,246
Ingles Markets, Inc., Class A	18,402	499,430
Inventure Foods, Inc.*	17,786	245,625
J&J Snack Foods Corp.	553	58,093
John B Sanfilippo & Son, Inc.	4,553	190,406
Lifeway Foods, Inc.*	13,704	253,798
Rocky Mountain Chocolate Factory, Inc.	16,038	202,560
Sanderson Farms, Inc.	720	62,503
Snyder’s-Lance, Inc.	2,035	61,620
SunOpta, Inc. (Canada)*	25,276	301,543
TreeHouse Foods, Inc.*	1,497	121,182
United Natural Foods, Inc.*	3,781	284,293
Village Super Market, Inc., Class A	13,399	321,710

		3,104,874

Forest Products & Paper — 0.4%
Clearwater Paper Corp.*	761	50,424
KapStone Paper and Packaging, Corp.*	3,244	96,898
Neenah Paper, Inc.	794	45,449
Orchids Paper Products, Co.	5,886	159,864
PH Glatfelter, Co.	2,761	69,909
Schweitzer-Mauduit International, Inc.	1,436	61,418
Wausau Paper Corp.	3,593	35,750

		519,712

Gas — 0.3%
Laclede Group, Inc. (The)	1,718	87,154
New Jersey Resources Corp.	1,657	95,940
Piedmont Natural Gas Co., Inc.	2,895	108,505
South Jersey Industries, Inc.	1,342	76,601
Southwest Gas Corp.	1,780	103,044

		471,244

Hand / Machine Tools — 0.3%
Franklin Electric Co., Inc.	1,629	61,185

	Number of Shares	Value

Hand / Machine Tools — (Continued)
Hardinge, Inc.	26,850	$328,912

		390,097

Healthcare-Products — 5.5%
Abaxis, Inc.	5,701	327,238
ABIOMED, Inc.*	1,483	52,676
Affymetrix, Inc.*	4,000	36,520
Analogic Corp.	655	47,710
Cantel Medical Corp.	1,361	59,258
Cepheid*	4,456	245,436
CONMED Corp.	1,287	54,607
Cyberonics, Inc.*	1,077	57,350
Cynosure, Inc., Class A*	11,337	312,561
DexCom, Inc.*	6,976	358,985
Digirad Corp.	45,376	167,437
Greatbatch, Inc.*	1,044	51,751
Haemonetics Corp.*	2,210	81,615
Hanger, Inc.*	2,164	46,418
Inogen, Inc.*	5,286	128,397
Insulet Corp.*	2,845	132,549
Invacare Corp.	2,216	33,528
K2M Group Holdings, Inc.*	25,096	474,566
LDR Holding Corp.*	10,212	333,217
Masimo Corp.*	2,040	53,550
Meridian Bioscience, Inc.	3,200	52,640
Merit Medical Systems, Inc.*	2,635	38,998
MiMedx Group, Inc.*	18,939	209,465
NanoString Technologies, Inc.*	8,931	133,161
Natus Medical, Inc.*	7,654	261,997
Novadaq Technologies, Inc. (Canada)*	7,499	107,611
NuVasive, Inc.*	1,651	72,528
OraSure Technologies, Inc.*	62,381	562,052
Oxford Immunotec Global, PLC (United Kingdom)*	9,537	124,744
Photomedex, Inc.*	31,990	55,023
Spectranetics Corp. (The)*	22,960	753,777
STERIS Corp.	5,751	366,626
Synergetics USA, Inc.*	70,130	244,052
Tandem Diabetes Care, Inc.*	12,843	181,472
Trinity Biotech, PLC, Sponsored ADR (Ireland)	20,242	347,353
Trivascular Technologies, Inc.*	8,509	114,616
Vascular Solutions, Inc.*	4,944	127,160
West Pharmaceutical Services, Inc.	2,572	133,770

The accompanying notes are an integral part of the portfolio of investments.

5

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2014

(Unaudited)

	Number of Shares	Value

Healthcare-Products — (Continued)
Zeltiq Aesthetics, Inc.*	31,072	$850,441

		7,792,855

Healthcare-Services — 2.0%
AAC Holdings, Inc.*	12,832	370,332
Acadia Healthcare Co., Inc.*	3,929	243,637
Air Methods Corp.*	1,403	62,265
Almost Family, Inc.*	13,050	360,310
Amedisys, Inc.*	1,441	36,630
Amsurg Corp.*	1,786	92,104
Centene Corp.*	3,284	324,361
Chemed Corp.	544	59,900
Ensign Group, Inc. (The)	930	36,661
Gentiva Health Services, Inc.*	1,133	21,992
Healthways, Inc.*	2,231	34,759
IPC The Hospitalist Co., Inc.*	1,038	45,755
Kindred Healthcare, Inc.	2,415	48,034
Lifepoint Hospitals, Inc.*	3,361	232,548
Magellan Health, Inc.*	1,022	62,536
Molina Healthcare, Inc.*	1,139	58,226
Psychemedics Corp.	12,686	191,305
Surgical Care Affiliates, Inc.*	12,198	387,896
US Physical Therapy, Inc.	3,427	133,207

		2,802,458

Home Builders — 0.4%
Cavco Industries, Inc.*	2,878	213,346
Installed Building Products, Inc.*	5,657	96,169
M/I Homes, Inc.*	1,726	39,560
Meritage Homes Corp.*	1,502	58,908
Ryland Group, Inc., (The)	1,731	67,734
Standard Pacific Corp.*	5,192	39,200

		514,917

Home Furnishings — 0.8%
DTS, Inc.*	1,003	32,347
Ethan Allen Interiors, Inc.	1,335	39,529
Hooker Furniture Corp.	11,004	169,352
iRobot Corp.*	1,249	45,489
La-Z-Boy, Inc.	2,225	57,828
Norcraft Cos., Inc.*	4,259	76,960
Select Comfort Corp.*	2,048	53,944
Skullcandy, Inc.*	45,263	429,093
Universal Electronics, Inc.*	3,885	235,081

		1,139,623

Household Products / Wares — 0.2%
Acme United Corp.	9,986	179,748

	Number of Shares	Value

Household Products / Wares — (Continued)
WD-40 Co.	722	$54,944

		234,692

Housewares — 0.3%
Lifetime Brands, Inc.	22,160	331,070
Toro, Co. (The)	1,897	124,595

		455,665

Insurance — 2.0%
American Equity Investment Life Holding Co.	3,576	96,552
Employers Holdings, Inc.	2,749	55,750
Federated National Holding Co.	7,662	193,542
Hallmark Financial Services, Inc.*	35,030	413,004
Hilltop Holdings, Inc.*	14,988	305,455
Horace Mann Educators Corp.	2,570	80,441
Infinity Property & Casualty Corp.	897	65,176
Navigators Group, Inc. (The)*	3,968	289,862
ProAssurance Corp.	2,121	95,636
RLI Corp.	1,531	70,319
Selective Insurance Group, Inc.	3,038	81,327
Stewart Information Services Corp.	1,312	46,563
White Mountains Insurance Group Ltd. (Bermuda)	1,589	1,007,061

		2,800,688

Internet — 3.9%
Blucora, Inc.*	1,808	25,692
Blue Nile, Inc.*	9,076	314,393
comScore, Inc.*	9,691	426,114
ePlus, Inc.*	6,683	460,058
GrubHub, Inc.*	6,129	225,547
HealthStream, Inc.*	10,083	288,878
j2 Global, Inc.	1,540	87,072
magicJack VocalTec Ltd. (Israel)*	17,500	142,275
Marketo, Inc.*	8,470	270,701
NIC, Inc.	2,930	52,799
Perficient, Inc.*	2,095	36,264
Q2 Holdings, Inc.*	12,238	227,504
Reis, Inc.	29,544	743,327
Saba Software, Inc.*	37,569	516,574
Stamps.com, Inc.*	3,411	161,169
TeleCommunication Systems, Inc., Class A*	133,250	409,078

The accompanying notes are an integral part of the portfolio of investments.

6

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2014

(Unaudited)

	Number of Shares	Value

Internet — (Continued)
TheStreet, Inc.	73,115	$162,315
TrueCar, Inc.*	11,643	223,080
TubeMogul, Inc.*	7,208	115,040
Tucows, Inc., Class A*	6,602	117,119
VASCO Data Security International, Inc.*	966	28,787
Wix.com Ltd. (Israel)*	6,088	130,344
Yodlee, Inc.*	8,051	95,243
Zendesk, Inc.*	9,898	235,176
zulily, Inc., Class A*	4,021	115,523

		5,610,072

Investment Companies — 0.5%
Capital Southwest Corp.	13,633	507,693
MCG Capital Corp.	53,400	194,910

		702,603

Iron / Steel — 0.0%
AK Steel Holding Corp.*	6,847	40,534

Leisure Time — 0.8%
Arctic Cat, Inc.	7,310	241,596
Black Diamond, Inc.*	22,799	207,243
Callaway Golf Co.	5,632	41,733
Interval Leisure Group, Inc.	2,200	47,828
Malibu Boats, Inc., Class A*	12,525	234,468
Nautilus, Inc.*	11,219	143,940
Town Sports International Holdings, Inc.	27,060	182,926

		1,099,734

Lodging — 0.2%
Boyd Gaming Corp.*	3,679	47,018
Monarch Casino & Resort, Inc.*	17,601	291,473

		338,491

Machinery-Diversified — 1.2%
Albany International Corp., Class A	1,403	52,430
Applied Industrial Technologies, Inc.	1,815	85,105
Briggs & Stratton Corp.	2,508	50,285
Columbus Mckinnon Corp.	10,120	270,305
DXP Enterprises, Inc.*	709	41,661
Hurco Cos, Inc.	10,140	352,061
Lindsay Corp.	551	48,449
Manitex International, Inc.*	26,665	293,582
Tennant Co.	727	49,036

	Number of Shares	Value

Machinery-Diversified — (Continued)
Twin Disc, Inc.	18,752	$429,046

		1,671,960

Media — 0.0%
EW Scripps Co. (The), Class A*	1,489	29,155

Metal Fabricate/Hardware — 0.6%
CIRCOR International, Inc.	779	52,154
Dynamic Materials Corp.	9,287	148,963
Haynes International, Inc.	1,000	44,890
Mueller Industries, Inc.	1,987	65,193
NN, Inc.	22,206	470,101
RTI International Metals, Inc.*	1,838	42,145

		823,446

Mining — 0.3%
Century Aluminum Co.*	1,732	47,890
Globe Specialty Metals, Inc.	2,709	46,947
Kaiser Aluminum Corp.	726	52,838
Materion Corp.	1,326	46,105
Stillwater Mining Co.*	4,358	57,221
United States Lime & Minerals, Inc.	3,246	221,377

		472,378

Miscellaneous Manufacturing — 1.2%
Actuant Corp., Class A	2,726	80,035
AZZ, Inc.	1,155	51,721
Barnes Group, Inc.	1,822	66,922
CLARCOR, Inc.	3,726	245,506
EnPro Industries, Inc.*	868	56,003
Federal Signal Corp.	3,219	48,027
Hillenbrand, Inc.	2,539	81,654
Lydall, Inc.*	17,501	465,002
Myers Industries, Inc.	22,263	362,219
Proto Labs, Inc.*	3,680	238,832
Standex International Corp.	529	38,601
Sturm Ruger & Co., Inc.	1,188	45,251

		1,779,773

Office Furnishings — 0.0%
Interface, Inc.	3,180	48,082

Oil & Gas — 1.4%
Bill Barrett Corp.*	2,118	21,455
Callon Petroleum Co.*	23,096	113,401
Carrizo Oil & Gas, Inc.*	1,508	59,506
Contango Oil & Gas Co.*	1,003	33,911
Diamondback Energy, Inc.*	3,069	173,092
Evolution Petroleum Corp.	49,940	392,528

The accompanying notes are an integral part of the portfolio of investments.

7

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2014

(Unaudited)

	Number of Shares	Value

Oil & Gas — (Continued)
Miller Energy Resources, Inc.*	56,580	$131,266
Ocean Rig UDW, Inc. (Cyprus)	13,280	159,227
PDC Energy, Inc.*	6,266	184,910
Penn Virginia Corp.*	3,506	17,986
PetroQuest Energy, Inc.*	18,984	70,620
RSP Permian, Inc.*	9,391	204,348
Stone Energy Corp.*	2,258	35,676
Synergy Resources Corp.*	13,067	128,187
Trecora Resources*	15,955	196,087
Triangle Petroleum Corp.*	11,233	54,143

		1,976,343

Oil & Gas Services — 1.0%
Bristow Group, Inc.	1,188	76,151
C&J Energy Services, Inc.*	2,189	33,163
Enservco Corp.*	31,491	65,501
Exterran Holdings, Inc.	2,245	75,208
Flotek Industries, Inc.*	2,344	45,661
Geospace Technologies Corp.*	1,177	31,026
Gulfmark Offshore, Inc., Class A	1,534	39,961
Matrix Service Co.*	1,701	35,925
Natural Gas Services Group, Inc.*	14,989	347,145
Newpark Resources, Inc.*	4,048	42,383
PHI, Inc., Non Voting Shares*	8,400	348,684
SEACOR Holdings, Inc.*	872	62,034
Tesco Corp. (Canada)	2,301	32,421
TETRA Technologies, Inc.*	28,019	177,921

		1,413,184

Packaging & Containers — 0.2%
AEP Industries, Inc.*	6,110	273,300

Pharmaceuticals — 3.3%
Aerie Pharmaceuticals, Inc.*	6,684	176,257
Agios Pharmaceuticals, Inc.*	1,947	196,277
Akorn, Inc.*	2,565	102,780
Anika Therapeutics, Inc.*	885	36,188
Aquinox Pharmaceuticals, Inc.*	8,848	64,679
Aratana Therapeutics, Inc.*	6,846	90,710
Auspex Pharmaceuticals, Inc.*	4,322	104,722
Avanir Pharmaceuticals, Inc.*	28,463	424,668
Cempra, Inc.*	25,346	364,729
Depomed, Inc.*	2,225	34,465
Dyax Corp.*	17,266	242,415
Flamel Technologies S.A., Sponsored ADR*	13,588	194,173

	Number of Shares	Value

Pharmaceuticals — (Continued)
Foamix Pharmaceuticals Ltd. (Israel)*	6,458	$34,357
Heron Therapeutics, Inc.*	16,655	128,410
Heska Corp.*	6,212	96,845
IGI Laboratories, Inc.*	21,841	228,675
Impax Laboratories, Inc.*	2,300	73,485
Imprimis Pharmaceuticals, Inc.*	23,328	191,756
Infinity Pharmaceuticals*	14,574	218,756
Kindred Biosciences, Inc.*	8,529	82,049
Lannett Co., Inc.*	1,013	49,769
Mirati Therapeutics, Inc.*	5,831	86,415
Neogen Corp.*	1,357	60,129
Owens & Minor, Inc.	14,092	482,087
Pacira Pharmaceuticals*	1,235	116,004
Pernix Therapeutics Holdings, Inc.*	12,705	131,751
PharMerica Corp.*	1,638	35,725
Prestige Brands Holdings, Inc.*	1,858	62,150
Receptos, Inc.*	2,185	295,630
Supernus Pharmaceuticals, Inc.*	18,668	165,398
uniQure B.V. (Netherlands)*	13,163	198,103

		4,769,557

Real Estate — 0.4%
Forestar Group, Inc.*	2,807	44,912
HFF, Inc., Class A	1,540	53,099
Marcus & Millichap, Inc.*	15,636	485,185

		583,196

REITS — 1.9%
Acadia Realty Trust	3,174	101,441
Agree Realty Corp.	4,437	136,704
Associated Estates Realty Corp.	3,390	76,004
Cedar Realty Trust, Inc.	12,473	84,692
Chesapeake Lodging Trust	2,316	78,420
CoreSite Realty Corp.	1,169	44,492
Cousins Properties, Inc.	7,252	88,764
DiamondRock Hospitality Co.	7,911	118,111
EPR Properties	2,135	119,539
Geo Group, Inc. (The)	6,081	245,003
Government Properties, Income Trust	4,226	96,015
Healthcare Realty Trust, Inc.	3,993	105,455
Lexington Realty Trust	9,182	101,002
LTC Properties, Inc.	2,216	92,607
Medical Properties Trust, Inc.	7,521	104,241
Parkway Properties, Inc.	3,527	68,706

The accompanying notes are an integral part of the portfolio of investments.

8

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2014

(Unaudited)

	Number of Shares	Value

REITS — (Continued)
Pennsylvania Real Estate Investment Trust	3,103	$72,517
Post Properties, Inc.	2,005	117,453
Retail Opportunity Investments Corp.	2,983	49,100
Sabra Health Care REIT, Inc.	2,532	71,681
Sovran Self Storage, Inc.	1,313	111,631
Summit Hotel Properties, Inc.	23,928	277,565
UMH Properties, Inc.	20,961	200,806
Universal Health Realty Income Trust	1,911	92,378

		2,654,327

Retail — 8.4%
Abercrombie & Fitch Co., Class A	6,325	182,476
Ascena Retail Group, Inc.*	29,879	400,080
Barnes & Noble, Inc.*	1,567	36,605
Big 5 Sporting Goods Corp.	33,760	442,931
BJ’s Restaurants, Inc.*	758	37,263
Bob Evans Farms, Inc.	3,952	214,831
Brown Shoe, Co., Inc.	1,795	58,804
Buckle, Inc.	1,195	61,172
Buffalo Wild Wings, Inc.*	2,457	418,206
Build-A-Bear Workshop, Inc.*	23,574	485,153
Burlington Stores, Inc.*	8,796	392,917
Casey’s General Stores, Inc.	1,331	111,431
Cash America International, Inc.	819	19,992
Cato Corp. (The), Class A	1,302	52,236
Childrens Place, Inc., (The)	7,908	443,323
Christopher & Banks Corp.*	56,940	412,246
Chuy’s Holdings, Inc.*	7,437	159,226
Cracker Barrel Old Country Store, Inc.	790	101,128
Dave & Buster’s Entertainment, Inc.*	5,615	128,696
Denny’s Corp*	14,182	137,424
DineEquity, Inc.	649	64,465
EzCorp., Inc., Class A*	3,300	35,937
Fiesta Restaurant Group, Inc.*	8,609	482,621
Finish Line, Inc. (The), Class A	1,963	56,024
First Cash Financial Services*	1,236	71,416
Five Below, Inc.*	9,120	425,539
Francesca’s Holdings Corp.*	29,165	369,812
Genesco, Inc.*	874	71,117
Gordmans Stores, Inc.*	84,630	266,584

	Number of Shares	Value

Retail — (Continued)
Group 1 Automotive, Inc.	732	$65,521
Hibbett Sports, Inc.*	1,087	54,535
Jack In The Box, Inc.	4,777	355,887
Kate Spade & Co.*	7,566	242,339
Kona Grill, Inc.*	18,444	467,371
Lithia Motors, Inc., Class A	838	61,601
Lumber Liquidators Holdings, Inc.*	1,041	66,197
MarineMax, Inc.*	42,120	779,641
Mattress Firm Holding Corp.*	3,820	271,335
Men’s Wearhouse, Inc. (The)	1,566	73,164
New York & Co., Inc.*	56,160	154,440
Outerwall, Inc.*	6,790	477,202
Papa John’s International, Inc.	6,124	323,225
PC Connection, Inc.	17,400	389,238
PCM, Inc.*	26,870	259,296
Pep Boys-Manny Moe & Jack (The)*	4,002	38,979
Popeyes Louisiana Kitchen, Inc.*	4,069	224,772
Red Robin Gourmet Burgers, Inc.*	2,706	182,249
Regis Corp.*	2,698	44,625
Restoration Hardware Holdings, Inc.*	2,777	234,573
Ruby Tuesday, Inc.*	4,431	36,955
Sonic Corp.	2,420	65,800
Stage Stores, Inc.	11,953	244,917
Texas Roadhouse, Inc.	2,195	72,567
Tuesday Morning Corp.*	18,995	404,593
Vitamin Shoppe, Inc.*	1,255	60,064
Zoe’s Kitchen, Inc.*	3,730	117,980
Zumiez, Inc.*	1,147	41,028

		11,949,749

Savings & Loans — 0.4%
Banc of California, Inc.	31,180	342,980
Brookline Bancorp, Inc.	9,875	93,911
Dime Community Bancshares, Inc.	13,715	207,783

		644,674

Semiconductors — 3.5%
Ambarella, Inc.*	2,998	164,890
Amtech Systems, Inc.*	28,501	252,804
AXT, Inc.*	81,060	208,324
Brooks Automation, Inc.	3,193	37,390
Cabot Microelectronics Corp.*	1,035	48,956

The accompanying notes are an integral part of the portfolio of investments.

9

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2014

(Unaudited)

	Number of Shares	Value
Semiconductors — (Continued)
Cavium, Inc.*	5,430	$307,338
Cirrus Logic, Inc.*	2,441	44,646
Cohu, Inc.	26,760	306,402
Diodes, Inc.*	1,873	49,803
Integrated Silicon Solution, Inc.	31,000	448,570
IPG Photonics Corp.*	3,608	260,101
Kulicke & Soffa Industries, Inc.*	3,826	53,487
Microsemi Corp.*	3,295	89,624
MKS Instruments, Inc.	1,930	70,329
Monolithic Power Systems, Inc.	1,317	63,387
Nova Measuring Instruments Ltd. (Israel)*	8,935	94,800
Power Integrations, Inc.	1,177	59,038
QLogic Corp.*	4,183	48,272
Rovi Corp.*	25,431	566,603
Rubicon Technology, Inc.*	38,640	198,610
Rudolph Technologies, Inc.*	37,320	342,598
Silicon Motion Technology Corp., ADR (Cayman Isalnds)	15,504	362,173
Tessera Technologies, Inc.	1,643	56,158
Tower Semiconductor Ltd. (Israel)*	19,928	256,274
TriQuint Semiconductor, Inc.*	6,406	156,114
Ultra Clean Holdings, Inc.*	48,990	425,723
Veeco Instruments, Inc.*	1,810	67,712

		5,040,126

Software — 5.9%
American Software, Inc.	17,592	159,559
Benefitfocus, Inc.*	10,976	297,340
Blackbaud, Inc.	1,654	70,196
Bottomline Technologies, Inc.*	1,974	48,402
Callidus Software, Inc.*	75,906	1,212,218
Cornerstone OnDemand, Inc.*	3,357	106,652
CSG Systems International, Inc.	29,015	728,857
Cvent, Inc.*	14,242	383,395
Dealertrack Technologies, Inc.*	1,544	72,815
Digital River, Inc.*	1,606	40,776
Epiq Systems, Inc.	1,960	30,066
Globant SA (Luxembourg)*	17,476	241,169
ImageWare Systems, Inc.*	101,469	213,085
InContact, Inc.*	45,068	372,262
InnerWorkings, Inc.*	29,690	222,081
Interactive Intelligence Group, Inc.*	896	40,526
MAM Software Group, Inc.*	31,428	181,654

	Number of Shares	Value
Software — (Continued)
Mavenir Systems, Inc.*	1,685	$21,332
MedAssets, Inc.*	2,527	48,872
Medidata Solutions, Inc.*	7,138	304,864
MicroStrategy, Inc., Class A*	373	64,059
Monotype Imaging Holdings, Inc.	1,962	54,230
Omnicell, Inc.*	1,520	48,944
Paycom Software, Inc.	21,423	615,912
Pegasystems, Inc.	10,285	215,162
Progress Software Corp.*	2,243	57,847
Proofpoint, Inc.*	16,810	729,890
QAD, Inc.	12,398	243,249
Qlik Technologies, Inc.*	8,700	268,221
Simulations Plus, Inc.	34,237	217,747
SolarWinds, Inc.*	5,460	283,483
Synchronoss Technologies, Inc.*	1,285	55,037
SYNNEX Corp.	979	69,940
Take-Two Interactive Software, Inc.*	2,927	80,961
Tyler Technologies, Inc.*	3,325	361,029
Verint Systems, Inc.*	4,183	251,775

		8,413,607

Storage / Warehousing — 0.0%
Mobile Mini, Inc.	1,680	69,703

Telecommunications — 2.4%
8X8, Inc.*	44,262	344,358
Anixter International, Inc.*	1,063	92,375
Atlantic Tele-Network, Inc.	4,853	329,907
Black Box Corp.	1,428	33,101
CalAmp Corp.*	2,238	41,828
Cincinnati Bell, Inc.*	8,021	28,555
Comtech Telecommunications Corp.	1,112	44,135
Consolidated Communications Holdings, Inc.	2,258	61,892
Fortinet, Inc.*	9,349	257,658
GTT Communications, Inc.*	22,953	324,326
Harmonic, Inc.*	6,829	47,803
LogMeIn, Inc.*	1,118	56,537
NETGEAR, Inc.*	1,570	54,510
NeuStar, Inc., Class A*	18,028	491,263
NTELOS Holdings Corp.	20,013	168,109
ORBCOMM, Inc.*	30,289	196,273
ShoreTel, Inc.*	33,004	246,870
Telephone & Data Systems, Inc.	22,327	570,678

The accompanying notes are an integral part of the portfolio of investments.

10

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

November 30, 2014

(Unaudited)

	Number of Shares	Value

Telecommunications — (Continued)
ViaSat, Inc.*	1,641	$108,798

		3,498,976

Textiles — 0.6%
G&K Services, Inc., Class A	824	53,642
UniFirst Corp.	7,853	876,316

		929,958

Transportation — 3.0%
Air Transport Services Group, Inc.*	46,937	373,149
ArcBest Corp.	5,614	243,760
Atlas Air Worldwide Holdings, Inc.*	1,379	62,951
Covenant Transportation Group, Inc., Class A*	8,886	233,524
Forward Air Corp.	3,244	158,826
Hornbeck Offshore Services, Inc.*	1,515	40,208
HUB Group, Inc., Class A*	1,446	54,399
Knight Transportation, Inc.	1,882	62,614
Marten Transport Ltd.	22,583	485,534
Matson, Inc.	2,222	78,237
Old Dominion Freight Line, Inc.*	4,100	332,264
PAM Transportation Services, Inc.*	12,770	580,269
Saia, Inc.*	7,847	435,273
Swift Transportation, Co.*	9,889	287,473
UTI Worldwide, Inc. (British Virgin Islands)*	33,704	397,708
Werner Enterprises, Inc.	12,810	397,366

		4,223,555

	Number of Shares	Value

Trucking & Leasing — 0.3%
General Finance Corp.*	41,347	$376,258

Water — 0.3%
American States Water Co.	1,938	67,617
PICO Holdings, Inc.*	21,164	387,724

		455,341

TOTAL COMMON STOCKS (Cost $130,650,799)		132,670,635

TOTAL INVESTMENTS - 92.9% (Cost $130,650,799)**		132,670,635

OTHER ASSETS IN EXCESS OF LIABILITIES - 7.1%		10,117,872

NET ASSETS - 100.0%		$142,788,507

*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$130,650,799

Gross unrealized appreciation	$5,112,252
Gross unrealized depreciation	(3,092,416)

Net unrealized appreciation	$2,019,836

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the portfolio of investments.

11

ALTAIR SMALLER COMPANIES FUND

Notes to Portfolio of Investments

November 30, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Altair Smaller Companies Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — quoted prices in active markets for identical securities;

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total Value at November 30, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$132,670,635	$132,670,635	$ —	$ —

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

12

ALTAIR SMALLER COMPANIES FUND

Notes to Portfolio of Investments (Concluded)

November 30, 2014

(Unaudited)

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

13

THE RBB FUND, INC.

Money Market Portfolio

Portfolio of Investments

November 30, 2014

(Unaudited)

	Par (000)	Value
CERTIFICATES OF DEPOSIT—16.3%
Domestic Certificates Of Deposit—1.2%
State Street Bank and Trust Co. (a)
0.281%, 10/01/15	$4,000	$4,000,000
0.283%, 10/23/15	3,000	3,000,000

		7,000,000

Yankee Dollar Certificates Of Deposit—15.1% (b)
Australia & New Zealand Banking Ltd., New York (a)
0.225%, 02/25/15	1,000	1,000,000
Bank of Montreal, Chicago
0.180%, 12/08/14	5,000	5,000,000
0.196%, 12/08/14(a)	3,000	3,000,000
Bank of Nova Scotia, Houston (a)
0.226%, 12/01/14	5,000	5,000,000
0.236%, 06/08/15	5,000	5,000,000
0.242%, 08/04/15	4,000	4,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd.
0.250%, 02/25/15	3,000	3,000,000
Canadian Imperial Bank of Commerce, New York (a)
0.225%, 06/17/15	4,000	4,000,000
Credit Suisse, New York
0.265%, 12/08/14	8,000	8,000,000
National Bank of Canada, New York
0.260%, 12/19/14	1,900	1,900,000
0.275%, 07/24/15(a)	4,000	4,000,000
Nordea Bank Finland PLC, New York
0.240%, 02/17/15	3,000	3,000,000
Rabobank Nederland NV, New York (a)
0.275%, 09/16/15	10,000	10,000,000
Royal Bank of Canada, New York (a)
0.270%, 12/05/14	6,000	6,000,000
0.270%, 01/21/15	5,000	5,000,000
0.270%, 02/04/15	3,000	3,000,000
Sumitomo Mitsui Banking Corp., New York
0.250%, 12/11/14	4,000	4,000,000
0.200%, 01/07/15	5,000	5,000,000
Toronto Dominion Bank, New York (a)
0.246%, 09/04/15	5,750	5,750,000

		85,650,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $92,650,000)		92,650,000

	Par (000)	Value
COMMERCIAL PAPER—22.8%
Asset Backed—5.1%
CHARTA LLC (c)
0.170%, 12/04/14	$5,000	$4,999,929
Collateralized Commericial Paper Co., LLC (c)
0.150%, 01/06/15	3,000	2,999,550
Collateralized Commericial Paper II Co., LLC (c)
0.400%, 07/07/15	6,000	5,985,467
Old Line Funding LLC (c)
0.220%, 12/05/14	4,000	3,999,902
0.220%, 12/22/14	5,000	4,999,358
Victory Receivables Corp (c)
0.160%, 01/05/15	6,200	6,199,036

		29,183,242

Banks—17.1%
Bank of Nova Scotia (c)
0.270%, 05/15/15	2,000	1,997,525
Commonwealth Bank of Australia (a)
0.236%, 03/23/15	5,000	5,000,000
1.133%, 03/30/15	3,000	3,009,103
0.242%, 05/20/15	3,000	3,000,000
0.245%, 10/21/15	3,000	3,000,000
General Electric Capital Corp. (c)
0.240%, 06/11/15	3,000	2,996,160
HSBC Bank PLC (a)
0.226%, 05/08/15	3,000	3,000,000
0.245%, 10/16/15	3,000	3,000,000
0.245%, 10/23/15	3,000	3,000,000
ING US Funding LLC (c)
0.250%, 12/05/14	4,000	3,999,889
Macquarie Bank Ltd. (c)
0.320%, 02/19/15	4,000	3,997,156
Metropolitan Life Global Funding I (c)
1.700%, 06/29/15	2,000	2,015,631
Mizuho Funding LLC (c)
0.220%, 03/16/15	3,000	2,998,075
National Australia Bank Ltd., Delaware (a)
0.233%, 08/11/15	5,000	5,000,000
National Australia Bank Ltd., New York (a)
0.246%, 08/27/15	3,000	3,000,000

The accompanying notes are an integral part of the portfolio of investments.

1

THE RBB FUND, INC.

Money Market Portfolio

Portfolio of Investments (Continued)

November 30, 2014

(Unaudited)

	Par (000)	Value
COMMERCIAL PAPER—(Continued)
Banks—(Continued)
Natixis US Finance Co., LLC, New York (c)
0.070%, 12/01/14	$14,571	$14,571,000
Nordea Bank AB (c)
0.220%, 04/16/15	2,000	1,998,300
NRW Bank (c)
0.080%, 12/05/14	12,000	11,999,893
Skandinaviska Enskilda Banken AB, New York (c)
0.255%, 04/10/15	3,000	2,997,238
0.255%, 04/20/15	3,000	2,997,025
Sumitomo Mitsui Banking Corp. (c)
0.250%, 04/20/15	3,000	2,997,083
Sumitomo Mitsui Trust Bank Ltd. (c)
0.250%, 04/22/15	4,000	3,996,056
Westpac Banking Corp.
0.300%, 01/02/15 (c)	2,000	1,999,467
0.238%, 04/17/15(a)	5,000	5,000,000

		97,569,601

Other Commercial Paper—0.6%
CPPIB Capital, Inc. (c)
0.300%, 02/09/15	3,200	3,198,133

TOTAL COMMERCIAL PAPER (Cost $129,950,976)		129,950,976

MUNICIPAL BONDS—5.9%
California—1.1%
California Housing Finance Agency Revenue, Series A, RB (LOC: Fannie Mae, Freddie Mac) (a)(d)
0.030%, 12/03/14	2,700	2,700,000
San Francisco, City & County Redevelopment Agency, Multifamily Revenue, Series A, RB (LOC: Fannie Mae) (a)(d)
0.050%, 12/04/14	3,700	3,700,000

		6,400,000

	Par (000)	Value
MUNICIPAL BONDS—(Continued)
New York—3.4%
New York City, Industrial Development Agency Civic Facility Revenue, New York Law School Project, Series A, RB (LOC: JPMorgan Chase Bank) (a)(d)
0.040%, 12/04/14	$4,335	$4,335,000
New York State Dormitory Authority, City University, Series D, RB (LOC: TD Bank NA) (a)(d)
0.040%, 12/04/14	4,950	4,950,000
New York State, Housing Finance Agency Revenue, RB (LOC: Freddie Mac) (a)(d)
0.040%, 12/03/14	5,200	5,200,000
Westchester County, Health Care Revenue, RB (LOC: TD Bank NA) (a)(d)
0.070%, 12/03/14	5,000	5,000,000

		19,485,000

Tennessee—1.4%
Eclipse Funding Trust, Various 2007-0005- Solar Eclipse-Blount, RB (LOC: U.S. Bank NA) 144A (a)(d)
0.040%, 12/04/14	7,965	7,965,000

TOTAL MUNICIPAL BONDS (Cost $33,850,000)		33,850,000

VARIABLE RATE OBLIGATIONS—0.9%
Banks—0.9%
Svenska Handelsbanken AB (a)
0.305%, 04/15/15	4,900	4,900,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $4,900,000)		4,900,000

AGENCY OBLIGATIONS—1.1%
Fannie Mae
0.126%, 02/27/15 (a)	6,000	5,999,636

TOTAL AGENCY OBLIGATIONS (Cost $5,999,636)		5,999,636

U.S. TREASURY OBLIGATIONS—30.2%
U.S. Treasury Bills (c)
0.031%, 12/11/14	20,000	19,999,830
0.023%, 12/18/14	20,000	19,999,788
0.033%, 12/18/14	20,000	19,999,693
0.033%, 12/18/14	20,000	19,999,692

The accompanying notes are an integral part of the portfolio of investments.

2

THE RBB FUND, INC.

Money Market Portfolio

Portfolio of Investments (Concluded)

November 30, 2014

(Unaudited)

	Par (000)	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.036%, 12/18/14	$22,000	$21,999,631
0.036%, 12/18/14	30,000	29,999,490
0.010%, 12/26/14	8,000	7,999,944
0.118%, 01/08/15	3,190	3,189,603
0.010%, 02/05/15	5,000	4,999,908
0.040%, 03/05/15	5,000	4,999,478
0.030%, 03/26/15	4,000	3,999,617
0.120%, 04/02/15	5,000	4,997,950
0.101%, 05/28/15	5,000	4,997,515
0.113%, 06/25/15	5,000	4,996,781

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $172,178,920)		172,178,920

REPURCHASE AGREEMENTS—22.8%

Merrill Lynch, Pierce, Fenner & Smith, Inc. (Tri-Party Agreement dated 11/28/14 to be repurchased at $55,000,367, collateralized by $47,578,200 par value, various U.S. Treasury Obligations, 4.000%-4.750%, due 02/15/2017- 08/15/2018, Fair Value of the collateral is $56,100,055)

0.080%, 12/01/14	55,000	55,000,000

Morgan Stanley & Co., LLC (Tri-Party Agreement dated 11/28/14 to be repurchased at $15,000,113, collateralized by $14,716,975 par value, various U.S. Government Sponsored Agency Obligations, 0.000%-6.250%, due 03/04/2015-05/15/2029, Fair Value of the collateral is $15,300,001)

0.090%, 12/01/14	15,000	15,000,000

	Par (000)	Value
REPURCHASE AGREEMENTS—(Continued)

RBC Capital Markets, LLC (Tri-Party Agreement dated 11/28/14 to be repurchased at $60,000,500, collateralized by $898,701,519 par value, various U.S. Government Sponsored Agency Obligations, 0.000%-12.033%, due 07/25/2022-12/25/2044, Fair Value of the collateral is $64,379,290)

0.100%, 12/01/14	$60,000	$60,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $130,000,000)		130,000,000

TOTAL INVESTMENTS AT VALUE—100.0% (Cost $569,529,532)*		569,529,532

LIABILITIES IN EXCESS OF OTHER ASSETS—0.0%		(25,472)

NET ASSETS (APPLICABLE TO $569,082,032 BEDFORD SHARES AND $422,028 SANSOM STREET SHARES)—100.0%		$569,504,060

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(a)	Variable Rate Security. Rate shown is as of report date.
(b)	Issuer is a US branch of a foreign domiciled bank.
(c)	Rate disclosed represents the discount rate at the time of purchase.
(d)	Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

LOC	Line of Credit
PLC	Public Liability Company
RB	Revenue Bond

The accompanying notes are an integral part of the portfolio of investments.

3

THE RBB FUND, INC.

Money Market Portfolio

Notes to Portfolio of Investments

November 30, 2014

(Unaudited)

SECURITY VALUATION — Securities held in the Money Market Portfolio (“Portfolio”) are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value (“NAV”) per share at $1.00.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — quoted prices in active markets for identical securities;

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Portfolio’s investments carried at fair value:

	Total Value at November 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Investments in Securities*	$569,529,532	$—	$569,529,532	$—

* Please refer to the Portfolio of Investments for industry and security type breakouts.

Securities held in the Portfolio are valued at amortized cost, in accordance with rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and

4

THE RBB FUND, INC.

Money Market Portfolio

Notes to Portfolio of Investments

November 30, 2014

(Unaudited)

out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Portfolio.

SUBSEQUENT EVENT — Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued, and has determined that there were the following subsequent events:

On December 5, 2014, the Board of Directors of The RBB Fund, Inc. (the “Board”) approved a plan of liquidation and termination for the Portfolio. Effective January 23, 2015, new account requests, exchanges into the Portfolio and purchase orders will no longer be permissible (other than those purchase orders received through dividend reinvestment). On or about January 30, 2015 (the “Liquidation Date”), the Portfolio will redeem all investors’ shares at net asset value, and the Portfolio will terminate. Investors holding shares of the Portfolio on the Liquidation Date will receive cash representing proceeds from the redemption. Absent other instructions, the cash proceeds will be distributed by mailing a check to each investor of record at such investor’s address of record. Prior to the Liquidation Date, the Portfolio will begin liquidating securities and the Portfolio may invest all or part of the proceeds from the liquidation of portfolio securities in cash equivalent instruments or hold the proceeds in cash. During this time, the Portfolio may not achieve its investment goal. Until the Liquidation Date, investors may redeem their shares in the manner set forth in the Portfolio’s current Prospectus.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2014 (UNAUDITED)

	Number Of Shares	Value
Common Stocks—98.7%
Basic Industry—3.7%
AngloGold Ashanti Ltd., SP ADR *	188,024	$1,609,484
Century Aluminum Co. *	64,673	1,788,207
Dominion Diamond Corp. *	49,453	799,655
Gerdau SA, SP ADR	348,232	1,452,127
Mercer International, Inc. *	15,659	208,108
United States Steel Corp.	50,099	1,670,802
Veritiv Corp. *	269	13,517

		7,541,900

Communications—9.6%
1-800-Flowers.com, Inc, Class A. *	3,122	26,693
ARRIS Group, Inc. *	58,740	1,748,690
Bitauto Holdings Ltd., ADR *	37,010	3,410,842
Brightcove, Inc. *	354	2,170
CDW Corp.	53,545	1,878,359
CTC Media, Inc.	139,365	830,615
Dice Holdings, Inc. *	54,761	595,252
Earthlink Holdings Corp.	39,117	171,724
EchoStar Corp., Class A *	35,272	1,900,455
ePlus, Inc. *	11,620	799,921
Inteliquent, Inc.	26,168	482,015
LogMein, Inc. *	37,337	1,888,132
Marchex, Inc., Class B	43,111	156,493
McClatchy Co., (The), Class A*	834	2,736
Orbitz Worldwide, Inc. *	53,714	410,375
Radio One, Inc., Class D *	3,605	6,092
Sierra Wireless, Inc. (CA) *	48,293	1,786,358
Sohu.com, Inc. *	38,907	1,969,083
Straight Path Communications, Inc., Class B *	2,828	57,295
TechTarget, Inc. *	6,456	65,335
VASCO Data Security International, Inc. *	54,386	1,620,703

		19,809,338

Consumer Cyclical—14.9%
American Woodmark Corp. *	12,157	484,213
Arctic Cat, Inc.	59,432	1,964,228
Big Lots, Inc.	41,862	2,126,590
BJ’s Restaurants, Inc. *	3,976	195,460
Build-A-Bear Workshop, Inc. *	412	8,479
Citi Trends, Inc. *	4,839	114,491
Core-Mark Holding Co., Inc.	55,850	3,357,144
Denny’s Corp. *	33,008	319,848
Foot Locker, Inc.	23,400	1,340,586
Gentherm, Inc. *	34,456	1,298,647

	Number Of Shares	Value
Consumer Cyclical—(continued)
Gol Linhas Aereas Inteligentes SA, ADR	78,778	$452,974
Haverty Furniture Co., Inc.	3,802	80,070
HD Supply Holdings, Inc. *	55,183	1,604,722
HNI Corp.	35,663	1,674,021
Jack in the Box, Inc.	23,752	1,769,524
Malibu Boats, Inc., Class A *	145	2,714
Marriott Vacations Worldwide Corp.	25,772	1,894,500
Meritor, Inc. *	125,751	1,770,574
Motorcar Parts of America, Inc. *	19,327	652,286
Nautilus, Inc. *	23,199	297,643
Pantry, Inc., (The) *	31,145	826,900
Ruth’s Hospitality Group, Inc.	36,831	483,959
SeaWorld Entertainment, Inc.	103,868	1,733,557
Skechers U.S.A., Inc., Class A *	48,497	2,978,201
Strattec Security Corp.	915	94,940
Tower International, Inc. *	37,209	949,946
Universal Electronics, Inc. *	36,700	2,220,717
VOXX International Corp. *	13,519	113,695

		30,810,629

Consumer Growth—19.5%
Affymetrix, Inc. *	142,969	1,305,307
Alere, Inc. *	6,753	269,377
Alliance HealthCare Services, Inc. *	4,398	99,043
Anacor Pharmaceuticals, Inc. *	8,719	300,631
ARC Document Solutions, Inc. *	17,919	172,560
Ascent Capital Group, Inc., Class A *	603	32,453
Barrett Business Services, Inc.	1,797	39,211
Bio-Rad Laboratories, Inc., Class A *	15,300	1,817,487
BioSpecifics Technologies Corp. *	4,477	169,768
Cal-Maine Foods, Inc.	40,830	1,709,960
Calavo Growers, Inc.	464	19,924
Cambrex Corp. *	15,808	359,632
Capella Education Co.	465	31,704
China Biologic Products, Inc. *	367	25,132
Cia Brasileira de Distribuicao, SP PRF ADR	30,359	1,278,417
Civeo Corp.	14,229	134,037
CONMED Corp.	9,139	387,768
Corvel Corp. *	2,759	95,627
CRA International, Inc. *	9,078	270,071
CTPartners Executive Search, Inc. *	9,776	207,251
Dyax Corp. *	130,468	1,831,771
Enzo Biochem, Inc. *	9,318	42,304
Enzon Pharmaceuticals, Inc.	62,415	68,032
EPIRUS Biopharmaceuticals, Inc. *	1,759	8,936

The accompanying notes are an integral part of the portfolio of investments.

1

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014 (UNAUDITED)

	Number Of Shares	Value
Consumer Growth—(continued)
Euronet Worldwide, Inc. *	31,768	$1,844,768
Farmer Bros. Co. *	3,271	93,289
Global Cash Access Holdings, Inc. *	8,202	58,234
Health Net, Inc. *	48,716	2,503,028
HealthSouth Corp.	57,586	2,368,512
Hill International, Inc. *	11,794	43,048
ICON PLC *	46,029	2,556,451
ImmunoGen, Inc. *	6,919	71,197
K12, Inc. *	69,276	796,674
Korn/Ferry International, Inc. *	71,089	1,930,066
Lannett Co., Inc. *	49,967	2,454,879
Luminex Corp. *	9,792	181,152
Mannatech, Inc. *	1,093	27,598
Manpowergroup, Inc.	25,350	1,694,901
MoneyGram International, Inc. *	84,751	730,554
Natus Medical, Inc. *	30,535	1,045,213
Nektar Therapeutics *	82,813	1,380,493
Net 1 UEPS Technologies, Inc. *	864	10,593
OncoGenex Pharmaceutical, Inc. *	10,856	22,906
OraSure Technologies, Inc. *	20,320	183,083
Orthofix International, N.V. *	4,115	114,891
PAREXEL International Corp. *	31,844	1,863,192
Pilgrim’s Pride Corp. *	83,487	2,696,630
RadNet, Inc. *	14,721	123,951
SciClone Pharmaceuticals, Inc. *	67,309	571,453
SEI Investments Co.	51,157	2,027,352
Sucampo Pharmaceuticals, Inc. Class A *	4,770	55,904
Symmetry Medical, Inc. *	51,258	461,835
United Therapeutics Corp. *	9,972	1,321,988
Volcano Corp. *	1,132	12,520
Willdan Group, Inc. *	22,143	403,445
XenoPort, Inc. *	2,471	21,992

		40,348,195

Energy—8.6%
Bill Barrett Corp. *	56,821	575,597
Comstock Resources, Inc.	182,252	1,614,753
Geospace Technologies Corp. *	38,667	1,019,262
Jones Energy, Inc., Class A *	41,596	422,199
Murphy USA, Inc. *	47,918	3,053,335
Nabors Industries Ltd.	103,400	1,356,608
Parker Drilling Co. *	383,591	1,361,748
Penn West Petroleum Ltd.	339,177	1,197,295
PetroQuest Energy, Inc. *	205,473	764,360

	Number Of Shares	Value
Energy—(continued)
Pioneer Energy Services Corp. *	216,647	$1,308,548
Precision Drilling Corp.	225,449	1,451,892
REX American Resources Corp. *	27,378	1,732,206
Seventy Seven Energy, Inc. *	17,564	136,648
Superior Energy Services, Inc.	92,037	1,777,234

		17,771,685

Financial—19.0%
AerCap Holdings N.V. *	65,188	2,888,480
Ambac Financial Group, Inc. *	9,593	235,604
Argo Group International Holdings Ltd.	20,286	1,144,942
Artisan Partners Asset Management, Inc., Class A	1,777	91,960
Assurant, Inc.	29,682	2,006,206
Axis Capital Holdings Ltd.	43,678	2,186,084
Calamos Asset Management, Inc., Class A	84,678	1,142,306
E*TRADE Financial Corp. *	59,506	1,357,332
Erie Indemnity Co., Class A	2,590	225,926
FBR & Co. *	6,931	172,859
Federated National Holding Co.	22,507	568,527
First BanCorp Puerto Rico *	16,600	85,158
First Horizon National Corp.	133,224	1,699,938
Genworth Financial, Inc., Class A *	212,939	1,935,616
Interactive Brokers Group, Inc., Class A	89,448	2,443,719
INTL. FCStone, Inc. *	1,409	24,869
Investment Technology Group, Inc. *	59,955	1,184,111
Jones Lang LaSalle, Inc.	9,870	1,437,664
Ladenburg Thalmann Financial Services, Inc. *	30,045	100,350
Legg Mason, Inc.	1,400	79,450
Manning & Napier, Inc.	22,560	345,394
Marcus & Millichap, Inc. *	2,183	67,738
MBIA, Inc. *	216,318	2,232,402
Navigators Group, Inc., (The) *	21,665	1,582,628
Nelnet, Inc., Class A	40,141	1,840,063
PartnerRe Ltd.	19,300	2,248,643
Piper Jaffray Cos., Inc. *	47,588	2,731,551
Reinsurance Group of America, Inc.	24,449	2,095,768
Selective Insurance Group, Inc.	17,912	479,504
Springleaf Holdings, Inc. *	38,655	1,532,671
Talmer Bancorp Inc., Class A *	44,570	619,969
United Insurance Holdings Corp.	25,563	479,306
Waddell & Reed Financial, Inc., Class A	33,294	1,600,776

The accompanying notes are an integral part of the portfolio of investments.

2

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (CONCLUDED)

NOVEMBER 30, 2014 (UNAUDITED)

	Number Of Shares	Value
Financial—(continued)
WSFS Financial Corp.	5,016	$376,702

		39,244,216

Industrial—9.9%
AEP Industries, Inc. *	89	3,981
AMERCO, Inc.	7,674	2,134,907
Argan, Inc.	21,715	689,886
AU Optronics Corp., SP ADR	32,424	153,690
Blount International, Inc. *	108,163	1,776,036
Broadwind Energy, Inc. *	8,871	61,742
Chart Industries, Inc. *	39,541	1,570,173
China Digital TV Holding Co., Ltd., ADR	32,696	122,610
Constellium NV, Class A *	71,971	1,133,543
Covenant Transport, Inc., Class A *	16,725	439,533
Federal Signal Corp.	77,799	1,160,761
Flextronics International Ltd. *	96,619	1,071,505
GrafTech International Ltd. *	2,283	9,315
Graphic Packaging Holding Co. *	191,665	2,386,229
Highpower International, Inc *	175,567	965,619
Huntington Ingalls Industries Inc.	7,196	784,148
ITT Corp.	40,745	1,686,843
Methode Electronics, Inc.	15,694	608,143
Mueller Water Products, Inc., Class A	179,378	1,702,297
PAM Transportation Services, Inc. *	2,729	124,006
Rofin-Sinar Technologies, Inc. *	926	24,928
SL Industries, Inc. *	1,088	41,877
Spirit AeroSystems Holdings, Inc., Class A *	37,521	1,617,530
Standex International Corp.	1,756	128,135
Trinseo SA *	6,025	92,544
Xerium Technologies, Inc. *	1,742	24,771
ZAGG, Inc. *	3,481	19,842

		20,534,594

Technology—13.3%
Aspen Technology, Inc. *	49,066	1,851,751
Brocade Communications Systems, Inc.	273,316	3,091,204
ChipMOS Technologies Bermuda Ltd.	7,909	164,824
DST Systems, Inc.	16,800	1,667,400
Envestnet, Inc. *	29,991	1,534,040
Fair Isaac Corp.	6,572	471,738
Fairchild Semiconductor International, Inc. *	121,657	1,962,327
FormFactor, Inc. *	28,704	230,780
Infoblox, Inc. *	140,229	2,524,122

	Number Of Shares	Value
Technology—(continued)
Integrated Device Technology, Inc. *	169,090	$3,155,219
Jive Software, Inc. *	51,099	301,484
Lattice Semiconductor Corp. *	66,003	432,320
Marvell Technology Group Ltd.	134,645	1,928,116
OmniVision Technologies, Inc. *	67,633	1,955,270
Planar Systems, Inc. *	23,496	175,515
Skyworks Solutions, Inc.	41,005	2,766,607
Sykes Enterprises, Inc. *	8,666	200,791
Take-Two Interactive Software, Inc. *	106,189	2,937,188
Tower Semiconductor Ltd.	15,037	193,376

		27,544,072

Utility—0.2%
EnerNOC, Inc. *	612	8,929
Pampa Energia SA, SP ADR *	15,334	172,661
TransAlta Corp.	12,499	123,115

		304,705

TOTAL COMMON STOCKS (Cost $182,836,290)		203,909,334

Short-Term Investments—1.2%
BofA Cash Reserves Fund	2,436,802	2,436,802

TOTAL SHORT-TERM INVESTMENTS (Cost $2,436,802)		2,436,802

Total Investments—99.9%
(Cost $185,273,092) **		206,346,136

OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		226,584

NET ASSETS—100.0%		$206,572,720

*	Non-income producing.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$185,273,092

Gross unrealized appreciation	$33,979,160
Gross unrealized depreciation	(12,906,116)

Net unrealized appreciation	$21,073,044

ADR	— American Depositary Receipt
PLC	— Public Limited Company
SP ADR	— Sponsored American Depositary Receipt
PRF	— Preferred

The accompanying notes are an integral part of the portfolio of investments.

3

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS

November 30, 2014 (UNAUDITED)

PORTFOLIO VALUATION — The Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;
• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
	Value at	Quoted	Significant	Significant
	November 30,	Price	Observable	Unobservable
	2014		Inputs	Inputs

Total Investments*	$206,346,136	$206,346,136	$—	$—

* See Portfolio of Investments detail for security type and sector classification breakout.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delisting on national exchanges.

4

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO PORTFOLIO OF INVESTMENTS (CONCLUDED)

November 30, 2014 (UNAUDITED)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may be less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

5

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

November 30, 2014

(Unaudited)

	Number
	of Shares	Value
EQUITY FUNDS — 100.0%
U.S. Large Cap Value Portfolio III(a)	23,270,828	$595,733,205
U.S. Large Company Portfolio(a)	18,340,651	300,236,457
U.S. Micro Cap Portfolio(b)	14,910,676	297,467,993
U.S. Small Cap Portfolio(b)	9,483,423	298,632,986
U.S. Small Cap Value Portfolio(b)	13,826,452	493,880,858

TOTAL EQUITY FUNDS (Cost $ 1,351,546,891)		1,985,951,499

TOTAL INVESTMENTS — 100.0% (Cost $ 1,351,546,891)*		1,985,951,499

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		75,821

NET ASSETS — 100.0%		$1,986,027,320

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,351,546,891

Gross unrealized appreciation	$634,404,608
Gross unrealized depreciation	—

Net unrealized appreciation	$634,404,608

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

1

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

November 30, 2014

(Unaudited)

	Number
	of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.8%
Asia Pacific Small Company Portfolio(a)	810,501	$17,806,709
Canadian Small Company Series(b)	1,528,920	16,407,896
Continental Small Company Portfolio(a)	1,461,065	28,929,087
Continental Small Company Series(b)	240,787	14,877,000
DFA International Small Cap Value Portfolio(a)	28,471,955	552,640,645
DFA International Value Portfolio III(c)	25,407,687	413,383,062
Emerging Markets Portfolio(a)	2,764,715	72,905,540
Emerging Markets Small Cap Portfolio(a)	3,186,594	67,460,186
Emerging Markets Value Portfolio(a)	2,467,810	67,494,599
Japanese Small Company Portfolio(a)	1,695,706	31,251,856
Large Cap International Portfolio(a)	3,191,517	69,096,348
United Kingdom Small Company Portfolio(a)	206,187	7,348,491
United Kingdom Small Company Series(b)	322,012	18,816,333

TOTAL INTERNATIONAL EQUITY (Cost $1,250,924,681)		1,378,417,752

TOTAL INVESTMENTS — 99.8% (Cost $1,250,924,681)*		1,378,417,752

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,382,773

NET ASSETS — 100.0%		$1,380,800,525

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,250,924,681

Gross unrealized appreciation	$135,505,871
Gross unrealized depreciation	(8,012,800)

Net unrealized appreciation	$127,493,071

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of Dimensional Investment Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

2

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

November 30, 2014

(Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 99.5%
DFA Five-Year Global Fixed Income Portfolio(a)	42,608,068	$474,227,794
DFA Inflation-Protected Securities Portfolio(a)	8,062,328	95,135,466
DFA Intermediate Government Fixed Income Portfolio(a)	17,937,003	228,158,682
DFA One-Year Fixed Income Portfolio(a)	44,901,106	463,828,425
DFA Short-Term Government Portfolio(a)	14,114,126	151,444,570
DFA Two-Year Global Fixed Income Portfolio(a)	47,221,584	473,632,485

TOTAL FIXED INCOME FUNDS (Cost $1,884,719,711)		1,886,427,422

TOTAL INVESTMENTS — 99.5% (Cost $1,884,719,711)*		1,886,427,422

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		9,013,295

NET ASSETS — 100.0%		$1,895,440,717

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,884,719,711

Gross unrealized appreciation	$6,103,962
Gross unrealized depreciation	(4,396,251)

Net unrealized appreciation	$1,707,711

(a)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

3

FREE MARKET FUNDS

Notes to Portfolio of Investments

November 30, 2014 (unaudited)

PORTFOLIO VALUATION – Investments in the underlying funds are valued at the Free Market U.S. Equity Fund, Free Market International Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the RBB Fund, Inc.’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	November 30, 2014	Price	Input	Input

Investments in Securities*	$1,985,951,499	$1,985,951,499	$-	$-

*Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	November 30, 2014	Price	Input	Input

Investments in Securities*	$1,378,417,752	$1,328,316,523	$50,101,229	$-

*Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	November 30, 2014	Price	Input	Input

Investments in Securities*	$1,886,427,422	$1,886,427,422	$-	$-

*Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

4

FREE MARKET FUNDS

Notes to Portfolio of Investments

November 30, 2014 (unaudited)

(concluded)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each of the Funds to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Funds have an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

5

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

November 30, 2014

(Unaudited)

	Number
	of Shares	Value
EQUITY FUNDS — 99.3%
U.S. Large Cap Value Portfolio III(a)	110,346	$2,824,857
U.S. Large Company Portfolio(a)	99,631	1,630,952
U.S. Micro Cap Portfolio(b)	81,621	1,628,341
U.S. Small Cap Portfolio(b)	51,820	1,631,810
U.S. Small Cap Value Portfolio(b)	30,199	1,078,702
VA U.S. Large Value Portfolio(b)	18,317	434,857
VA U.S. Targeted Value Portfolio(b)	84,460	1,617,416

TOTAL EQUITY FUNDS
(Cost $10,471,406)		10,846,935

TOTAL INVESTMENTS — 99.3%
(Cost $10,471,406)*		10,846,935

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.7%		73,703

NET ASSETS — 100.0%		$10,920,638

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$10,471,406

Gross unrealized appreciation	$375,529
Gross unrealized depreciation	—

Net unrealized appreciation	$375,529

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

1

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

November 30, 2014

(Unaudited)

	Number
	of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.2%
DFA International Small Cap Value Portfolio(a)	109,560	$2,126,563
DFA International Value Portfolio III(b)	139,722	2,273,275
Emerging Markets Portfolio(a)	15,178	400,245
Emerging Markets Small Cap Portfolio(a)	17,567	371,897
Emerging Markets Value Portfolio(a)	13,515	369,648
Large Cap International Portfolio(a)	16,854	364,879
VA International Small Portfolio(b)	110,094	1,290,303
VA International Value Portfolio(b)	29,743	378,633

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,936,808)		7,575,443

TOTAL INVESTMENTS — 99.2% (Cost $7,936,808)*		7,575,443

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		60,466

NET ASSETS — 100.0%		$7,635,909

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$7,936,808

Gross unrealized appreciation	$—
Gross unrealized depreciation	(361,365)

Net unrealized depreciation	$(361,365)

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

2

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

November 30, 2014

(Unaudited)

	Number
	of Shares	Value
FIXED INCOME FUNDS — 99.5%
DFA Five-Year Global Fixed Income Portfolio(a)	118,866	$1,322,979
DFA Inflation Protected Securities Portfolio(a)	55,952	660,237
DFA Intermediate Government Fixed Income Portfolio(a)	124,950	1,589,363
DFA One-Year Fixed Income Portfolio(a)	290,956	3,005,578
DFA Short-Term Fixed Portfolio(a)	25,797	263,647
DFA Short-Term Government Portfolio(a)	98,376	1,055,573
DFA Two-Year Global Fixed Income Portfolio(a)	328,901	3,298,879
VA Global Bond Portfolio(a)	180,413	1,984,538

TOTAL FIXED INCOME FUNDS
(Cost $13,100,940)		13,180,794

TOTAL INVESTMENTS — 99.5%
(Cost $13,100,940)*		13,180,794

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		72,251

NET ASSETS — 100.0%		$13,253,045

* The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$13,100,940

Gross unrealized appreciation	$81,706
Gross unrealized depreciation	(1,852)

Net unrealized appreciation	$79,854

(a)	A portfolio of DFA Investment Dimensions Group Inc.

The accompanying notes are an integral part of the portfolio of investments.

3

MATSON MONEY VI PORTFOLIOS

Notes to Portfolio of Investments

November 30, 2014 (unaudited)

PORTFOLIO VALUATION – Investments in the underlying Portfolios are valued at the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio, and the Matson Money Fixed Income VI Portfolio (each a “Portfolio,” collectively the “Portfolios”) net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements - The inputs and valuation techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities;
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Portfolio’s investments carried at fair value:

MATSON MONEY US EQUITY VI PORTFOLIO

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	November 30, 2014	Price	Input	Input

Investments in Securities*	$10,846,935	$10,846,935	$-	$-

*Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	November 30, 2014	Price	Input	Input

Investments in Securities*	$7,575,443	$7,575,443	$-	$-

*Please refer to the Portfolio of Investments for further details.

MATSON MONEY FIXED INCOME VI PORTFOLIO

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	November 30, 2014	Price	Input	Input

Investments in Securities*	$13,180,794	$13,180,794	$-	$-

*Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

4

MATSON MONEY VI PORTFOLIOS

Notes to Portfolio of Investments

November 30, 2014 (unaudited)

(Concluded)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio’s may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Portfolio to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Portfolio’s.

For more information with regards to significant accounting policies, see the most recent semi or annual report filed with the Securities and Exchange Commission.

5

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—95.6%

Basic Industries—3.5%
Cloud Peak Energy, Inc. *	106,220	$1,239,587
Graphic Packaging Holding Co. *	375,510	4,675,099
PolyOne Corp.	18,119	675,839
Schweitzer-Mauduit International, Inc.	36,410	1,557,256
Sensient Technologies Corp.	11,330	667,904

		8,815,685

Capital Goods—13.7%
Actuant Corp., Class A	62,140	1,824,430
Aegion Corp. *	67,370	1,283,398
Ampco-Pittsburgh Corp.	20,360	372,588
Brady Corp., Class A	55,588	1,389,700
Cabot Corp.	31,570	1,360,036
Cubic Corp.	28,935	1,488,706
Curtiss-Wright Corp.	22,060	1,564,054
Drew Industries, Inc.	56,895	2,679,754
Globe Specialty Metals, Inc.	97,160	1,683,783
Granite Construction, Inc.	38,205	1,369,649
Hillenbrand, Inc.	38,540	1,239,446
Huntington Ingalls Industries, Inc.	20,115	2,191,932
LSB Industries, Inc. *	34,140	1,129,010
MRC Global, Inc. *	72,060	1,456,333
Mueller Industries, Inc.	24,350	798,924
Orion Marine Group, Inc. *	147,225	1,616,531
Rofin-Sinar Technologies, Inc. *	30,625	824,425
Stock Building Supply Holdings, Inc. *	94,945	1,520,069
Terex Corp.	50,735	1,456,095
WESCO International, Inc. *	28,050	2,311,040
World Fuel Services Corp.	114,227	5,172,199

		34,732,102

Consumer Durables—3.0%
Tempur Sealy International, Inc. *	44,805	2,556,125
Thor Industries, Inc.	52,570	3,089,013
Tower International, Inc. *	73,460	1,875,434

		7,520,572

Consumer Non-Durables—3.2%
Fresh Del Monte Produce, Inc.	31,240	1,054,662

	Number of Shares	Value
Consumer Non-Durables—(continued)
Matthews International Corp., Class A	13,355	$615,265
Nu Skin Enterprises, Inc., Class A (a)	34,955	1,461,119
Skechers U.S.A., Inc., Class A *	13,450	825,965
Steven Madden Ltd. *	46,352	1,580,603
Take-Two Interactive Software, Inc. *	62,115	1,718,101
Universal Corp. (a)	24,495	979,555

		8,235,270

Consumer Services—19.2%
Abercrombie & Fitch Co., Class A	98,625	2,845,331
ABM Industries, Inc.	64,945	1,759,360
American Eagle Outfitters, Inc. (a)	174,450	2,459,745
Asbury Automotive Group, Inc. *	24,795	1,877,229
Ascena Retail Group, Inc. *	73,375	982,491
Booz Allen Hamilton Holding Corp.	58,480	1,591,241
Brink’s Co., (The)	50,145	1,088,146
CBIZ, Inc. *	67,265	581,842
Ennis, Inc.	26,820	356,974
Finish Line, Inc., (The), Class A	117,060	3,340,892
FTD Cos, Inc. *	52,695	1,826,409
FTI Consulting, Inc. *	42,115	1,632,799
G&K Services, Inc., Class A	22,642	1,473,994
Group 1 Automotive, Inc.	22,505	2,014,423
Heidrick & Struggles International, Inc.	48,770	976,375
ICF International, Inc. *	34,945	1,355,167
International Speedway Corp., Class A	50,283	1,572,852
KAR Auction Services, Inc.	97,035	3,362,263
Knoll, Inc.	58,943	1,092,214
Korn/Ferry International *	23,125	627,844
Live Nation Entertainment, Inc. *	58,885	1,578,118
MAXIMUS, Inc.	29,450	1,542,885
Men’s Wearhouse, Inc., (The)	53,470	2,498,118
Navigant Consulting, Inc. *	152,125	2,129,750
Papa Murphy’s Holdings Inc. * (a)	151,106	1,515,593
Rent-A-Center, Inc.	38,995	1,345,328
RPX Corp. *	130,965	1,718,261

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Services—(continued)
Steiner Leisure Ltd. *	9,925	$439,380
Tetra Tech, Inc.	64,145	1,743,461
Viad Corp.	18,375	441,551
XO Group, Inc. *	53,570	776,765

		48,546,801

Energy—3.5%
Bristow Group, Inc.	20,580	1,319,178
Contango Oil & Gas Co. *	13,585	459,309
Forum Energy Technologies, Inc. *	54,800	1,315,748
Helix Energy Solutions Group, Inc. *	106,190	2,428,565
Parsley Energy, Inc., Class A *	122,665	1,550,486
Rosetta Resources, Inc. *	22,725	668,570
Western Refining, Inc.	29,820	1,225,900

		8,967,756

Finance—19.0%
Ameris Bancorp	29,623	745,018
AMERISAFE, Inc.	23,190	966,791
Apollo Investment Corp. (a)	83,125	684,950
BBCN Bancorp, Inc.	167,640	2,333,549
Centerstate Banks, Inc.	68,645	767,451
Columbia Banking System, Inc.	35,490	974,910
Essent Group Ltd. *	38,390	967,428
Federal Agricultural Mortgage Corp., Class C	72,510	2,205,029
Fifth Street Finance Corp.	116,015	1,029,053
First American Financial Corp.	121,510	3,889,535
First Citizens Bancshares, Inc., Class A	4,205	1,066,388
First NBC Bank Holding Co. *	41,865	1,523,886
FirstMerit Corp.	79,556	1,423,257
Flushing Financial Corp.	33,670	647,137
Gladstone Capital Corp. (a)	19,670	181,751
Global Indemnity PLC *	17,888	481,366
Heritage Financial Corp.	43,310	733,238
Infinity Property & Casualty Corp.	14,030	1,019,420
JMP Group, Inc.	84,395	615,240
Maiden Holdings Ltd.	201,555	2,632,308
Nationstar Mortgage Holdings, Inc. * (a)	63,015	1,888,560
Navigators Group, Inc., (The) *	11,180	816,699

	Number of Shares	Value
Finance—(continued)
Nelnet, Inc., Class A	49,361	$2,262,708
OneBeacon Insurance Group Ltd., Class A	77,595	1,235,312
Park Sterling Corp.	54,930	392,200
PHH Corp. *	92,320	2,138,131
Platinum Underwriters Holdings Ltd.	30,345	2,250,689
Radian Group, Inc.	85,830	1,463,402
RCS Capital Corp., Class A (a)	59,740	594,413
Safety Insurance Group, Inc.	12,670	754,118
Stancorp Financial Group, Inc.	17,540	1,159,394
Stewart Information Services Corp.	82,450	2,926,151
SVB Financial Group *	5,565	585,160
Symetra Financial Corp.	97,385	2,206,744
Walker & Dunlop, Inc. *	117,055	1,848,298
Washington Federal, Inc.	35,960	778,174

		48,187,858

Health Care—9.5%
Amsurg Corp. *	26,525	1,367,894
Centene Corp. *	9,630	951,155
Chemed Corp. (a)	20,800	2,290,288
Hanger Orthopedic Group, Inc. *	56,000	1,201,200
ICON PLC *	28,590	1,587,889
Integra LifeSciences Holdings Corp. *	37,180	1,830,743
Kindred Healthcare, Inc.	104,092	2,070,390
LHC Group, Inc. *	21,675	509,579
LifePoint Hospitals, Inc. *	18,920	1,309,075
Omnicell, Inc. *	32,170	1,035,874
Owens & Minor, Inc.	33,407	1,142,853
PAREXEL International Corp. *	28,010	1,638,865
Select Medical Holdings Corp.	112,175	1,618,685
Symmetry Medical, Inc. *	149,885	1,350,464
Thoratec Corp. *	45,840	1,429,750
U.S. Physical Therapy, Inc.	67,366	2,618,516

		23,953,220

Real Estate Investment Trusts—9.0%
Altisource Residential Corp., Class B	32,495	658,999
American Capital Mortgage Investment Corp.	36,820	738,977

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Real Estate Investment Trusts—(continued)
American Residential Properties, Inc. *	90,625	$1,610,406
Anworth Mortgage Asset Corp.	154,477	834,176
Ares Commercial Real Estate Corp.	136,225	1,627,889
Chatham Lodging Trust	73,635	1,970,473
Colony Financial, Inc.	28,020	687,891
CYS Investments, Inc.	274,630	2,534,835
Gladstone Commercial Corp.	22,670	400,806
Hatteras Financial Corp.	116,260	2,227,542
Javelin Mortgage Investment Corp. (a)	35,855	457,510
MFA Financial, Inc.	361,590	3,030,124
Monmouth Real Estate Investment Corp., Class A (a)	88,630	993,542
QTS Realty Trust, Inc.	20,370	662,432
Silver Bay Realty Trust Corp.	52,442	872,110
Two Harbors Investment Corp.	330,525	3,473,818

		22,781,530

Technology—9.3%
Bel Fuse, Inc., Class B	72,584	1,922,024
Belden, Inc.	50,680	3,701,160
Brooks Automation, Inc.	56,640	663,254
Coherent, Inc. *	18,955	1,049,349
EnerSys, Inc.	59,860	3,635,298
Insight Enterprises, Inc. *	24,560	575,441
Magnachip Semiconductor Corp. *	53,435	650,838
NETGEAR, Inc. *	36,305	1,260,510
PC Connection, Inc.	16,460	368,210
Sykes Enterprises, Inc. *	103,205	2,391,260
SYNNEX Corp.	52,170	3,727,025
TeleTech Holdings, Inc. *	25,545	596,987
Teradyne, Inc.	34,750	689,788
TriQuint Semiconductor, Inc. *	93,615	2,281,398

		23,512,542

Transportation—1.8%
Diana Shipping, Inc. * (a)	49,555	370,671
Landstar System, Inc.	10,795	867,702
Quality Distribution, Inc. *	54,625	659,324
Virgin America, Inc. *	68,315	2,574,109

		4,471,806

	Number of Shares	Value
Utilities—0.9%
PNM Resources, Inc.	81,050	$2,347,208

TOTAL COMMON STOCK
(Cost $180,646,689)		242,072,350

SECURITIES LENDING COLLATERAL—4.4%

BlackRock Liquidity TempFund, Institutional Shares	11,049,634	11,049,634

TOTAL SECURITIES LENDING COLLATERAL
(Cost $11,049,634)		11,049,634

TOTAL INVESTMENTS—100.0%
(Cost $191,696,323)**		253,121,984

OTHER ASSETS IN EXCESS OF LIABILITIES—0.0%		93,562

NET ASSETS—100.0%		$253,215,546

PLC	—	Public Limited Company
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At November 30, 2014, the market value of securities on loan was $9,202,522.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$191,696,323

Gross unrealized appreciation	$68,269,067
Gross unrealized depreciation	(6,843,406)

Net unrealized appreciation	$61,425,661

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (Unaudited)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2014 is as follows (see Notes to Portfolio of Investments):

	Total		Level 2	Level 3
	Value as of	Level 1	Significant	Significant
	November 30,	Quoted	Observable	Unobservable
	2014	Price	Inputs	Inputs
Common Stock *	$242,072,350	$242,072,350	$—	$—
Securities Lending Collateral	11,049,634	11,049,634	—	—

Total Assets	$253,121,984	$253,121,984	$—	$—

* See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio of Investments

	Number of Shares	Value
LONG POSITIONS—94.6%
COMMON STOCK—92.3%
Basic Industries—9.5%
AEP Industries, Inc. * †	214,696	$9,603,351
American Vanguard Corp. †	460,719	5,017,229
Avery Dennison Corp. †	185,455	9,181,876
Berry Plastics Group, Inc. *	127,881	3,700,875
Cameco Corp.	200,499	3,727,276
Cloud Peak Energy, Inc. * †	313,920	3,663,446
Eldorado Gold Corp. (a)	278,741	1,747,706
Freeport-McMoRan Copper & Gold, Inc. †	217,441	5,838,291
Goldcorp, Inc.	74,304	1,459,331
Greif, Inc., Class B †	43,250	2,117,088
Innospec, Inc. †	71,153	3,049,618
Koppers Holdings, Inc. †	159,897	4,665,794
Monsanto Co. †	38,280	4,590,155
Owens-Illinois, Inc. * †	311,221	7,979,706
Pan American Silver Corp. † (a)	177,195	1,658,545
POSCO - ADR	45,698	3,107,464
Reliance Steel & Aluminum Co.	126,090	8,062,195
Royal Gold Inc. †	17,425	1,109,624
Universal Stainless & Alloy Products, Inc. *	88,931	2,168,138

		82,447,708

Capital Goods—8.2%
AECOM Technology Corp. * †	374,370	11,983,586
Alamo Group, Inc. †	213,763	10,181,532
Cemex SAB de CV ADR * †	344,208	4,306,042
Chicago Bridge & Iron Co. NV	97,232	4,864,517
Commercial Metals Co.	195,522	3,194,829
Fluor Corp. †	86,399	5,355,874
Global Brass & Copper Holdings, Inc. †	447,849	5,486,150
Great Lakes Dredge & Dock Corp. *	377,944	2,864,816
Joy Global, Inc. †	66,624	3,267,241
Orion Marine Group, Inc. * †	311,176	3,416,712
Preformed Line Products Co.	31,756	1,498,248
Rofin-Sinar Technologies, Inc. * †	281,016	7,564,951
Safran SA - ADR †	201,474	3,237,687
World Fuel Services Corp. †	74,677	3,381,375

		70,603,560

Communications—5.5%
Angie’s List, Inc. * (a)	425,851	2,529,555
Blucora, Inc. * †	499,368	7,096,019

	Number of Shares	Value
Communications—(continued)
China Unicom Hong Kong Ltd. ADR (a)	355,071	$5,386,427
Comcast Corp., Class A †	121,112	6,908,228
Hawaiian Telcom Holdco, Inc. * †	226,091	5,878,366
Iridium Communications, Inc. * (a)	1,257,970	12,013,614
Monster Worldwide, Inc. *	309,344	1,345,646
Support.Com, Inc. *	432,205	890,342
Verisign, Inc * (a)	89,283	5,365,908

		47,414,105

Consumer Durables—2.1%
Cooper-Standard Holding, Inc. * †	26,574	1,428,618
Dorel Industries, Inc., Class B	176,200	5,830,458
Helen of Troy Ltd. * †	82,636	5,343,244
Tenneco, Inc. * †	105,077	5,710,935

		18,313,255

Consumer Non-Durables—4.0%
Archer-Daniels-Midland Co. †	65,615	3,456,598
Central Garden and Pet Co., Class A *	267,636	2,207,997
Dean Foods Co. (a) †	204,581	3,488,106
Energizer Holdings, Inc. †	30,840	4,009,817
Fossil Group, Inc. * †	26,465	2,956,670
Leucadia National Corp. †	216,681	5,011,832
Unilever NV †	115,239	4,683,313
Universal Corp. †	219,521	8,778,645

		34,592,978

Consumer Services—12.8%
Barnes & Noble, Inc. *	163,244	3,813,380
Cenveo, Inc. *	501,234	942,320
Children’s Place Retail Stores, Inc., (The)	66,802	3,744,920
CVS Health Corp. †	79,916	7,301,126
eBay, Inc. * †	103,384	5,673,714
Eldorado Resorts, Inc. *	329,820	1,365,454
Ennis, Inc. †	293,328	3,904,196
Express, Inc. * †	103,855	1,552,632
FTD Cos, Inc. * †	82,904	2,873,453
Global Cash Access Holdings, Inc. *	572,219	4,062,755
GNC Holdings, Inc., Class A †	113,875	5,035,553
Harte-Hanks, Inc. †	432,227	2,645,229
International Speedway Corp., Class A	165,754	5,184,785

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Services—(continued)
ITE Group PLC	635,388	$1,528,181
Liberty Interactive Corp., Class A * †	131,176	3,823,780
Liberty Ventures, Series A * †	18,649	683,310
Metalico, Inc. *	633,749	242,409
New Oriental Education & Technology Group. - Sponsored ADR *	154,967	3,427,870
Outerwall, Inc. * † (a)	56,869	3,996,753
Realogy Holdings Corp. * †	90,484	4,164,074
Scripps Networks Interactive, Inc., Class A	39,239	3,067,313
SeaWorld Entertainment, Inc. †	191,327	3,193,248
SpartanNash Co.	172,140	4,016,026
Speedway Motorsports, Inc.	117,945	2,324,696
Steiner Leisure Ltd. * †	67,289	2,978,884
Systemax, Inc. * †	452,532	5,846,713
Tetra Tech, Inc. †	166,929	4,537,130
Tropicana Entertainment, Inc. * (a)	96,830	1,583,171
Viacom, Inc., Class B †	45,581	3,447,291
Walgreen Co. †	77,260	5,300,809
Walt Disney Co., (The) †	49,359	4,566,201
Wyndham Worldwide Corp. †	43,130	3,595,317

		110,422,693

Energy—8.1%
Apache Corp. †	57,561	3,689,084
BP PLC - Sponsored ADR	182,247	7,165,952
Canadian Natural Resources Ltd. †	163,113	5,428,401
Cenovus Energy, Inc. † (a)	88,877	1,964,182
Exxon Mobil Corp.	109,753	9,937,037
Gazprom OAO - Sponsored ADR	786,929	4,556,319
Grand Tierra Energy, Inc. *	508,698	1,943,226
Gulfmark Offshore, Inc., Class A * †	121,836	3,173,828
Halliburton Co. †	66,188	2,793,134
Legacy Oil + Gas, Inc. *	646,724	1,668,548
Lukoil OAO - Sponsored ADR	44,769	2,048,182
Noble Corp. PLC	136,171	2,449,716
Ocean Rig UDW, Inc. (a)	273,763	3,282,418
Pacific Drilling SA * (a)	333,510	2,051,087

	Number of Shares	Value

Energy—(continued)
Royal Dutch Shell PLC, Class A - ADR	60,547	$4,020,926
Suncor Energy, Inc.	196,713	6,214,164
TGC Industries, Inc. *	850,056	2,273,900
TransGlobe Energy Corp. (a)	409,944	1,334,368
Valero Energy Corp.	94,038	4,571,187

		70,565,659

Finance—18.2%
ACE Ltd. †	62,989	7,202,162
AerCap Holdings NV * †	124,021	5,495,371
American International Group, Inc. †	193,206	10,587,689
Aspen Insurance Holdings Ltd. †	123,917	5,480,849
Axis Capital Holdings Ltd. †	102,228	5,116,511
Bank of America Corp. †	543,230	9,256,639
Berkshire Hathaway, Inc., Class B * †	85,736	12,748,086
Capital Southwest Corp. †	228,696	8,516,639
Century Bancorp, Inc., Class A †	36,535	1,421,942
CIT Group, Inc.	76,497	3,733,054
Citigroup, Inc. †	179,287	9,676,119
Endurance Specialty Holdings Ltd. †	91,301	5,384,933
ePlus, Inc. * †	74,187	5,107,033
Fairfax Financial Holdings Ltd. †	4,453	2,289,065
Flushing Financial Corp. †	96,517	1,855,057
FNFV Group *	117,275	1,673,514
HF Financial Corp. †	81,322	1,122,244
JPMorgan Chase & Co. †	174,485	10,497,018
Loews Corp. †	142,959	5,952,813
Maiden Holdings Ltd. †	755,806	9,870,826
National Western Life Insurance Co., Class A †	9,494	2,438,534
New Hampshire Thrift Bancshares, Inc.	29,229	452,465
PartnerRE Ltd. †	50,077	5,834,471
Renaissance Holdings Ltd. †	53,669	5,255,268
Sprott, Inc.	3,051,064	6,483,678
Steel Excel, Inc. * †	127,172	3,750,302
Validus Holdings Ltd. †	157,215	6,524,423

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
White Mountains Insurance Group Ltd. †	6,143	$3,893,249

		157,619,954

Health Care—10.2%
Alphatec Holdings, Inc. *	1,277,448	1,635,133
Amgen, Inc. †	40,470	6,690,096
Amsurg Corp. *	55,056	2,839,238
Charles River Laboratories International, Inc. * †	40,238	2,605,411
DaVita HealthCare Partners, Inc. * †	104,586	8,003,967
Express Scripts Holding Co. * †	86,621	7,202,536
Fresenius Medical Care AG & Co. KGaA - ADR †	196,496	7,250,702
Hanger, Inc. *	132,896	2,850,619
Hologic, Inc. * †	301,620	8,083,416
Humana, Inc. †	38,063	5,251,552
Laboratory Corp. of America Holdings *	68,451	7,162,713
LHC Group, Inc. *	69,418	1,632,017
Omnicare, Inc. †	67,020	4,712,846
Sanofi - ADR †	145,248	7,014,026
Teva Pharmaceutical Industries Ltd. - Sponsored ADR †	169,158	9,638,623
UnitedHealth Group, Inc. †	55,810	5,504,540

		88,077,435

Real Estate Investment Trusts—1.2%
Annaly Capital Management, Inc. †	241,815	2,785,709
Blackstone Mortgage Trust, Inc., Class A	74,378	2,124,236
Hatteras Financial Corp. †	144,742	2,773,257
Two Harbors Investment Corp. †	269,401	2,831,405

		10,514,607

Technology—12.3%
Actuate Corp. * †	691,697	2,490,109
Alpha & Omega Semiconductor Ltd. *	399,060	3,423,935
Arrow Electronics, Inc. * †	42,367	2,475,927
Avnet, Inc. †	50,167	2,196,813
Celestica, Inc. *	614,381	6,610,740

	Number of Shares	Value

Technology—(continued)
Clicksoftware Technologies Ltd. * †	1,639,383	$12,442,917
Cognizant Technology Solutions Corp., Class A *	56,342	3,041,905
CSG Systems International, Inc. †	338,411	8,500,884
Datawatch Corp.	95,731	872,109
EMC Corp. †	176,046	5,342,996
Flextronics International Ltd. *	244,679	2,713,490
GSI Group, Inc. * †	205,077	2,600,376
Guidance Software, Inc *	109,361	637,575
Ingram Micro, Inc., Class A * †	73,838	2,025,376
IXYS Corp.	243,088	2,778,496
Jabil Circuit, Inc. †	203,365	4,219,824
Microsoft Corp. †	137,185	6,558,815
Oracle Corp. †	138,372	5,868,357
Pegasystems, Inc. †	230,877	4,829,947
Quality Systems, Inc.	115,637	1,703,333
Rovi Corp. * †	99,388	2,214,365
Sykes Enterprises, Inc. * †	183,302	4,247,107
TE Connectivity Ltd. †	72,402	4,648,208
Tech Data Corp. * †	53,945	3,362,392
TeleNav, Inc. *	291,098	2,017,309
Teradata Corp. * †	66,223	2,989,306
Vocera Communications, Inc. *	316,182	3,054,318
Western Union Co., (The) †	157,033	2,917,673

		106,784,602

Transportation—0.2%
Aurizon Holdings Ltd. ‡	352,065	1,381,855

		1,381,855

TOTAL COMMON STOCK (Cost $691,122,218)		798,738,411

	Number of Contracts
OPTIONS PURCHASED †† —0.2%
Outerwall, Inc. Call Options Expires 01/15/16 Strike Price $60.00	657	969,075

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Contracts	Value
OPTIONS PURCHASED—(CONTINUED)
Outerwall, Inc. Call Options Expires 01/15/16 Strike Price $65.00	599	$700,830

TOTAL OPTIONS PURCHASED (Cost $1,127,806)		1,669,905

	Number of Shares

SECURITIES LENDING COLLATERAL—2.1%
BlackRock Liquidity TempFund, Institutional Shares	18,278,882	18,278,882

TOTAL SECURITIES LENDING COLLATERAL (Cost $18,278,882)		18,278,882

TOTAL INVESTMENTS—94.6% (Cost $710,528,906)**		818,687,198

SECURITIES SOLD SHORT—(70.3%)
COMMON STOCK—(70.3%)
Basic Industries—(0.3%)
Century Aluminum Co. *	(81,599)	(2,256,211)
Ethanex Energy, Inc. *	(648)	0
Kennady Diamonds, Inc. *	(45,900)	(220,770)
Tanzanian Royalty Exploration Corp. *	(171,865)	(180,458)

		(2,657,439)

Capital Goods—(5.3%)
Applied Energetics, Inc. *	(238,070)	(2,095)
Builders FirstSource, Inc. *	(301,640)	(1,858,102)
DXP Enterprises, Inc. *	(27,774)	(1,632,000)
DynaMotive Energy Systems Corp. *	(72,185)	(7)
Installed Building Products, Inc. *	(257,636)	(4,379,812)
Interface, Inc.	(282,223)	(4,267,212)
Kimball International, Inc.	(23,567)	(221,294)
Lindsay Corp.	(50,108)	(4,405,996)
Martin Marietta Materials, Inc.	(44,634)	(5,357,865)
NN, Inc.	(118,827)	(2,515,568)
Smith & Wesson Holding Corp. *	(402,003)	(4,007,970)
Taser International, Inc. *	(232,277)	(4,989,310)
Trex Co., Inc. *	(212,318)	(8,947,081)
Vulcan Materials Co.	(55,320)	(3,656,652)

		(46,240,964)

	Number of Shares	Value
Communications—(6.0%)
CTC Communications Group, Inc. *	(98,900)	$0
Descartes Systems Group, Inc., (The) *	(175,564)	(2,642,238)
eGain Communications Corp. *	(142,473)	(732,311)
Equinix, Inc. *	(27,657)	(6,282,841)
Grubhub, Inc. *	(250,020)	(9,200,736)
Interliant, Inc. *	(600)	0
LinkedIn Corp., Class A *	(15,984)	(3,616,700)
LivePerson, Inc. *	(159,895)	(2,069,041)
Meetme, Inc. *	(274,187)	(475,714)
Pandora Media, Inc. *	(142,470)	(2,800,960)
Rackspace Hosting, Inc. *	(136,753)	(6,278,330)
RigNet, Inc. *	(73,574)	(3,012,855)
Shutterstock, Inc. *	(51,736)	(3,889,512)
Trulia, Inc. *	(45,854)	(2,330,759)
Twitter, Inc. *	(97,372)	(4,064,307)
WebMD Health Corp. *	(60,216)	(2,200,293)
Yelp, Inc. *	(39,358)	(2,246,948)

		(51,843,545)

Consumer Durables—(4.7%)
American Axle & Manaufacturing Holdings, Inc. *	(222,756)	(4,753,613)
Cavco Industries, Inc. *	(38,736)	(2,871,500)
GoPro, Inc., Class A *	(92,207)	(7,189,380)
Mobileye NV *	(255,647)	(11,268,920)
Qsound Labs, Inc. *	(4,440)	(15)
Select Comfort Corp. *	(166,300)	(4,380,342)
Tesla Motors, Inc. *	(29,170)	(7,132,648)
Universal Electronics Inc. *	(43,780)	(2,649,128)

		(40,245,546)

Consumer Non-Durables—(3.6%)
Amish Naturals, Inc. *	(25,959)	0
Black Diamond, Inc. *	(164,600)	(1,496,214)
Cal-Maine Foods, Inc.	(67,582)	(2,830,334)
Deckers Outdoor Corp. *	(21,410)	(2,070,775)
Freshpet, Inc. *	(235,616)	(3,937,143)
Iconix Brand Group, Inc. *	(84,151)	(3,400,542)
IGI Laboratories, Inc. *	(233,174)	(2,441,332)
Keurig Green Mountain, Inc.	(16,303)	(2,317,308)
Michael Kors Holdings Ltd. *	(49,761)	(3,817,166)
Monster Beverage Corp. *	(38,204)	(4,284,579)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Non-Durables—(continued)
Pilgrim’s Pride Corp. *	(85,340)	$(2,756,482)
Sanderson Farms, Inc.	(17,413)	(1,511,623)
Senomyx, Inc. *	(20,448)	(119,007)
Valence Technology, Inc. *	(27,585)	(982)

		(30,983,487)

Consumer Services—(11.3%)
Amaya Gaming Group, Inc.	(68,071)	(2,315,069)
Arctic Cat, Inc.	(94,621)	(3,127,224)
BJ’s Restaurants, Inc. *	(81,416)	(4,002,411)
Buffalo Wild Wings, Inc. *	(30,313)	(5,159,576)
Build-A-Bear-Workshop, Inc. *	(118,903)	(2,447,024)
Container Store Group, Inc. (The) *	(292,673)	(6,374,418)
Corporate Resource Services, Inc. *	(218,896)	(262,675)
Fresh Market, Inc., (The) *	(76,218)	(3,121,889)
inContact, Inc. *	(229,260)	(1,893,688)
Lumber Liquidators Holdings, Inc. *	(76,055)	(4,836,337)
Mattress Firm Holding Corp. *	(28,300)	(2,010,149)
Nautilus Group, Inc., (The) *	(154,616)	(1,983,723)
Netflix, Inc. *	(34,631)	(12,002,758)
Nutrisystem, Inc.	(83,413)	(1,582,345)
Pantry, Inc., (The) *	(97,803)	(2,596,670)
Red Robin Gourmet Burgers, Inc. *	(67,049)	(4,515,750)
Sprouts Farmers Market, Inc. *	(54,262)	(1,724,989)
Sturm Ruger & Co., Inc.	(38,349)	(1,460,713)
Texas Roadhouse, Inc.	(167,656)	(5,542,707)
Tile Shop Holdings, Inc. *	(456,639)	(4,557,257)
Tuesday Morning Corp. *	(336,333)	(7,163,893)
Viggle, Inc. *	(61)	(212)
VistaPrint NV *	(55,652)	(3,733,693)
Williams-Sonoma, Inc.	(66,757)	(4,977,402)
Zillow, Inc., Class A *	(52,315)	(6,192,003)
zulily, Inc., Class A *	(139,299)	(4,002,060)

		(97,586,635)

Energy—(0.4%)
Beard Co. *	(9,710)	(22)

	Number of Shares	Value

Energy—(continued)
Neste Oil OYJ	(149,322)	$(3,542,686)

		(3,542,708)

Finance—(0.9%)
Bofi Holding, Inc. *	(41,256)	(3,255,924)
Tree.Com, Inc. *	(49,399)	(2,235,799)
WisdomTree Investments, Inc.	(169,456)	(2,574,037)

		(8,065,760)

Health Care—(18.6%)
ABIOMED, Inc. *	(132,079)	(4,691,446)
Acadia Pharmaceuticals, Inc. *	(57,148)	(1,707,011)
Accelerate Diagnostics, Inc. *	(313,000)	(6,328,860)
Accuray, Inc. *	(306,780)	(2,113,714)
Air Methods Corp. *	(49,780)	(2,209,236)
Akorn, Inc. *	(65,150)	(2,610,561)
Albany Molecular Research, Inc. *	(277,831)	(4,520,310)
Align Technology, Inc. *	(84,135)	(4,787,282)
Ani Pharmaceuticals, Inc. *	(64,971)	(3,515,581)
Arena Pharmaceuticals, Inc. *	(248,768)	(1,042,338)
athenahealth, Inc. *	(25,856)	(3,032,909)
Biotime, Inc. *	(93,456)	(300,928)
BodyTel Scientific, Inc. *	(4,840)	0
CareView Communications, Inc. *	(207,465)	(99,583)
Cerner Corp. *	(47,837)	(3,080,703)
Concordia Healthcare Corp.	(156,403)	(6,345,270)
DexCom, Inc. *	(101,001)	(5,197,511)
Endologix, Inc. *	(138,072)	(1,771,464)
Fluidigm Corp. *	(50,158)	(1,546,371)
GenMark Diagnostics, Inc. *	(106,935)	(1,214,782)
GW Pharmaceuticals PLC *	(28,115)	(2,176,944)
HealthStream, Inc. *	(179,212)	(5,134,424)
HeartWare International, Inc. *	(49,524)	(3,641,500)
HMS Holdings Corp. *	(127,894)	(2,667,869)
Inovio Pharmaceuticals, Inc *	(285,772)	(2,766,273)
Insulet Corp. *	(125,805)	(5,861,255)
Insys Therapeutics, Inc. *	(112,613)	(4,361,501)
Intercept Pharmaceuticals, Inc. *	(11,069)	(1,590,947)
Intrexon Corp. *	(193,306)	(5,128,408)
Intuitive Surgical, Inc. *	(6,932)	(3,589,182)
IsoRay, Inc. *	(208,114)	(332,982)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number
	of Shares	Value

Health Care—(continued)
Keryx Biopharmaceuticals, Inc. *	(226,341)	$(3,598,822)
Lannett Co, Inc. *	(108,830)	(5,346,818)
Ligand Pharmaceuticals, Inc. *	(38,891)	(2,094,280)
Mannkind Corp. *	(274,529)	(1,688,353)
MiMedx Group, Inc. *	(516,925)	(5,717,191)
Mindray Medical International Ltd. - ADR	(71,299)	(2,143,961)
Mirati Therapeutics, Inc. *	(72,629)	(1,076,362)
NanoString Technologies Inc *	(84,331)	(1,257,375)
Neuralstem, Inc. *	(466,549)	(1,311,003)
NewLink Genetics Corp. *	(52,638)	(2,056,040)
Novadaq Technologies, Inc. *	(180,158)	(2,585,267)
Novavax, Inc. *	(471,820)	(2,519,519)
NPS Pharmaceuticals, Inc. *	(96,016)	(3,185,811)
Opko Health, Inc. *	(155,129)	(1,299,981)
Organovo Holdings, Inc. *	(354,838)	(2,239,028)
Osiris Therapeutics, Inc. *	(183,043)	(2,407,015)
OvaScience, Inc. *	(111,338)	(2,812,398)
PDL BioPharma, Inc.	(277,353)	(2,290,936)
Pharmacyclics, Inc. *	(25,829)	(3,600,304)
Puma Biotechnology, Inc. *	(12,091)	(2,744,899)
Relypsa, Inc. *	(16,506)	(410,834)
Seattle Genetics, Inc. *	(93,272)	(3,398,832)
Spectranetics Corp. *	(106,656)	(3,501,516)
Synageva Biopharma Corp. *	(24,588)	(1,996,546)
TherapeuticsMD, Inc. *	(390,346)	(1,498,929)
Utah Medical Products, Inc.	(11,917)	(692,020)
Wright Medical Group, Inc. *	(142,956)	(4,187,181)

		(161,028,366)

Real Estate Investment Trusts—(0.5%)
Digital Realty Trust, Inc.	(40,895)	(2,873,692)
St. Joe Co., (The) *	(87,393)	(1,624,636)

		(4,498,328)

Technology—(16.3%)
3D Systems Corp. *	(49,212)	(1,736,199)
ANTs Software, Inc. *	(10,334)	(98)
Arista Networks, Inc. *	(56,684)	(4,300,615)
Ballard Power Systems, Inc. *	(561,651)	(1,286,181)
Benefitfocus, Inc. *	(95,266)	(2,580,756)

	Number
	of Shares	Value

Technology—(continued)
Capstone Turbine Corp. *	(735,133)	$(617,512)
Castlight Health, Inc., Class B *	(200,968)	(2,498,032)
Cavium, Inc. *	(116,461)	(6,591,693)
Ciena Corp. *	(182,367)	(3,014,527)
Consygen, Inc. *	(200)	0
Cornerstone OnDemand, Inc. *	(76,463)	(2,429,230)
Demandware, Inc. *	(51,478)	(2,882,768)
Ellie Mae, Inc. *	(154,705)	(6,259,364)
Endurance International Group Holdings, Inc. *	(112,011)	(1,861,623)
Ener1, Inc. *	(102,820)	(10)
Enphase Energy, Inc. *	(115,069)	(1,209,375)
FireEye, Inc. *	(91,288)	(2,765,114)
First Solar, Inc. *	(34,731)	(1,694,873)
GT Advanced Technologies, Inc. *	(198,179)	(87,179)
Guidewire Software, Inc. *	(151,179)	(7,630,004)
HubSpot, Inc. *	(95,336)	(3,373,941)
Imageware Systems, Inc. *	(388,259)	(815,344)
Infinera Corp. *	(279,139)	(3,804,665)
Lexmark International, Inc., Class A (a)	(69,515)	(2,979,413)
Methode Electronics, Inc.	(79,786)	(3,091,708)
Micron Technology, Inc. *	(51,631)	(1,856,134)
Mobileiron, Inc. *	(456,306)	(4,229,957)
Neonode, Inc. *	(224,412)	(549,809)
Nestor, Inc. *	(15,200)	(306)
NetSuite, Inc. *	(49,596)	(5,244,777)
Nimble Storage, Inc. *	(159,669)	(4,210,472)
Plug Power, Inc. *	(441,015)	(1,684,677)
Power Solutions International, Inc. *	(27,101)	(1,779,181)
Proofpoint, Inc. *	(82,492)	(3,581,803)
Qlik Technologies, Inc. *	(102,399)	(3,156,961)
Red Hat, Inc. *	(63,025)	(3,917,004)
SanDisk Corp.	(20,586)	(2,129,828)
SciQuest Inc *	(135,112)	(2,014,520)
Sierra Wireless, Inc. *	(161,770)	(5,983,872)
Sonus Networks, Inc. *	(877,799)	(3,247,856)
Splunk, Inc. *	(93,358)	(6,264,322)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Technology—(continued)
Stratasys Ltd. *	(17,230)	$(1,756,943)
SunEdison, Inc. *	(127,808)	(2,767,043)
Tableau Software, Inc., Class A *	(25,822)	(2,165,949)
Textura Corp. *	(76,818)	(1,840,559)
Tiger Telematics, Inc. *	(6,510)	0
Uni-Pixel, Inc. *	(19,665)	(124,479)
Universal Display Corp. *	(67,713)	(1,878,359)
VASCO Data Security International, Inc. *	(48,817)	(1,454,747)
Veeva Systems, Inc., Class A *	(164,001)	(5,387,433)
VeriFone Systems, Inc. *	(91,565)	(3,265,208)
Vicor Corp. *	(203,036)	(2,477,039)
Workday, Inc., Class A *	(51,530)	(4,485,687)
WorldGate Communications, Inc. *	(582,655)	(58)
Xybernaut Corp. *	(34,156)	0

		(140,965,207)

Transportation—(1.7%)
American Railcar Industries, Inc.	(174,566)	(10,295,903)
Student Transportation, Inc.	(753,053)	(4,796,948)

		(15,092,851)

Utilities—(0.7%)
SolarCity Corp. *	(103,421)	(5,688,155)

TOTAL COMMON STOCK (Proceeds $537,790,929)		(608,438,991)

TOTAL SECURITIES SOLD SHORT —(70.3%) (Proceeds $537,790,929)		(608,438,991)

	Number of Contracts

OPTIONS WRITTEN †† —(0.1%)
BP PLC Put Options Expires 01/15/16 Strike Price $47.00	(1,052)	(1,104,600)
Sturm Ruger & Co., Inc. Call Options Expires 01/17/15 Strike Price $70.50	(343)	(1,715)

	Number of Contracts	Value

OPTIONS WRITTEN—(CONTINUED)
The Container Store Group, Inc. Call Options Expires 01/17/15 Strike Price $15.00	(11)	$(7,810)

TOTAL OPTIONS WRITTEN (Premiums received $975,198)		(1,114,125)

OTHER ASSETS IN EXCESS OF LIABILITIES—75.8%		656,477,154

NET ASSETS—100.0%		$865,611,236

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund,’ Inc.’s Board of Directors. As of November 30, 2014, these securities amounted to $1,381,855 or 0.2% of net assets.
(a)	—	All or a portion of the security is on loan. At November 30, 2014, the market value of securities on loan was $17,301,035.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$710,528,906

Gross unrealized appreciation	$147,282,453
Gross unrealized depreciation	(39,124,161)

Net unrealized appreciation	$108,158,292

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2014 is as follows (see Notes to Portfolio of Investments):

	Total		Level 2	Level 3
	Value as of	Level 1	Significant	Significant
	November 30,	Quoted	Observable	Unobservable
	2014	Price	Inputs	Inputs
Common Stock
Basic Industries	$82,447,708	82,447,708	$—	$—
Capital Goods	70,603,560	70,603,560	—	—
Communications	47,414,105	47,414,105	—	—
Consumer Durables	18,313,255	18,313,255	—	—
Consumer Non-Durables	34,592,978	34,592,978	—	—
Consumer Services	110,422,693	108,894,512	1,528,181	—
Energy	70,565,659	70,565,659	—	—
Finance	157,619,954	157,619,954	—	—
Health Care	88,077,435	88,077,435	—	—
Real Estate Investment Trusts	10,514,607	10,514,607	—	—
Technology	106,784,602	106,784,602	—	—
Transportation	1,381,855	—	1,381,855	—
Options Purchased
Equity Contracts	1,669,905	1,669,905	—	—
Securities Lending Collateral	18,278,882	18,278,882	—	—

Total Assets	$818,687,198	$815,777,162	$2,910,036	$—

	Total		Level 2	Level 3
	Value as of	Level 1	Significant	Significant
	November 30,	Quoted	Observable	Unobservable
	2014	Price	Inputs	Inputs
Securities Sold Short
Basic Industries	$(2,657,439)	$(2,657,439)	$—	$—
Capital Goods	(46,240,964)	(46,240,957)	(7)	—
Communications	(51,843,545)	(51,843,545)	—	—
Consumer Durables	(40,245,546)	(40,245,546)	—	—
Consumer Non-Durables	(30,983,487)	(30,982,505)	(982)	—
Consumer Services	(97,586,635)	(97,586,635)	—	—
Energy	(3,542,708)	(3,542,708)	—	—
Finance	(8,065,760)	(8,065,760)	—	—
Health Care	(161,028,366)	(161,028,366)	—	—
Real Estate Investment Trusts	(4,498,328)	(4,498,328)	—	—
Technology	(140,965,207)	(140,964,735)	(472)	—
Transportation	(15,092,851)	(15,092,851)	—	—
Utilities	(5,688,155)	(5,688,155)	—	—
Options Written
Equity Contracts	(1,114,125)	(1,112,410)	(1,715)	—

Total Liabilities	$(609,553,116)	$(609,549,940)	$(3,176)	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio of Investments

	Number of Shares	Value

LONG POSITIONS—94.1%
COMMON STOCK—94.1%
Basic Industries—6.2%
Avery Dennison Corp.	957,127	$47,387,358
Barrick Gold Corp.	1,248,825	14,848,529
Berry Plastics Group, Inc. * †	1,449,515	41,948,964
Cloud Peak Energy, Inc. * †	1,302,700	15,202,509
Crown Holdings, Inc. * †	879,633	43,541,834
Graphic Packaging Holding Co. * †	3,054,190	38,024,666
Huntsman Corp. †	1,439,281	36,730,451
International Paper Co. †	245,936	13,236,276
Lintec Corp.	632,900	13,554,677
Owens-Illinois, Inc. * †	706,527	18,115,352
Packaging Corp of America †	499,377	37,093,724
Smurfit Kappa Group PLC *	1,407,087	32,590,447
Stornoway Diamond Corp. *	15,055,000	6,846,174

		359,120,961

Capital Goods—10.1%
Boeing Co. (The)	106,292	14,281,393
Carlisle Cos, Inc. †	145,159	12,977,215
Crane Co. †	578,318	34,138,112
Cubic Corp. †	313,169	16,112,545
Danaher Corp. †	531,624	44,422,501
Ebara Corp.	4,147,000	17,696,904
Emerson Electric Co.	351,436	22,404,045
Entertainment One Ltd.	3,242,090	15,150,000
Flowserve Corp.	188,056	11,070,857
Fluor Corp. †	295,686	18,329,575
General Dynamics Corp. †	173,120	25,164,722
Global Brass & Copper Holdings, Inc. †	1,030,788	12,627,153
Honeywell International, Inc. †	197,268	19,543,341
Huntington Ingalls Industries, Inc. †	261,108	28,452,939
Kaba Holding AG	41,223	21,251,383
Lockheed Martin Corp. †	229,534	43,969,533
Masco Corp. †	1,222,911	29,594,446
Northrop Grumman Corp. †	163,262	23,008,514
Parker Hannifin Corp. †	134,535	17,359,051
Raytheon Co. †	221,712	23,656,670
Safran SA	391,842	25,342,246
Stanley Black & Decker, Inc.	119,233	11,260,365
Textron, Inc. †	617,112	26,733,292
Timken Co. †	391,209	16,739,833

	Number of Shares	Value

Capital Goods—(continued)
Triumph Group, Inc. †	328,755	$22,375,065
United Technologies Corp. †	170,388	18,756,311
WESCO International, Inc. *	170,678	14,062,160

		586,480,171

Communications—3.6%
Baidu, Inc. - Sponsored ADR * †	35,907	8,801,165
Comcast Corp., Class A †	782,537	44,635,910
Google, Inc., Class A * †	22,065	12,115,450
Google, Inc., Class C * †	8,656	4,690,080
Liberty Broadband Corp., Class A * †	33,268	1,824,390
Liberty Broadband Corp., Class C * †	66,535	3,619,504
Liberty Global PLC, Class A *	135,905	7,065,701
Liberty Global PLC, Series C * †	1,168,386	58,325,829
NetEase, Inc. - ADR †	158,413	16,739,502
Time Warner Cable, Inc. †	93,886	14,015,302
Verizon Communications, Inc.	411,267	20,805,998
Yahoo!, Inc. * †	332,235	17,189,839

		209,828,670

Consumer Durables—2.5%
Lear Corp. †	356,859	34,226,347
Newell Rubbermaid, Inc. †	947,914	34,418,757
Samsung Electronics Co. Ltd.	15,022	17,404,144
Tenneco, Inc. * †	647,586	35,196,299
TS Tech Co. Ltd.	1,022,600	24,155,511

		145,401,058

Consumer Non-Durables—3.6%
Activision Blizzard, Inc. †	2,753,283	59,608,577
Aryzta AG	324,414	25,856,601
Bunge Ltd.	222,853	20,228,367
Constellation Brands, Inc.,
Class A * †	167,016	16,100,342
Lorillard, Inc. †	377,135	23,812,304
Sankyo Co., Ltd.	211,800	6,810,194
Stock Spirits Group PLC	5,580,587	22,010,281
Tyson Foods, Inc., Class A †	911,493	38,592,614

		213,019,280

Consumer Services—13.5%
Apollo Education Group, Inc. *	609,754	19,036,520
CBS Corp., Class B non-voting shares †	475,219	26,080,019
Cerved Information Solutions SpA *	2,551,173	13,456,614
CVS Health Corp. †	379,176	34,641,519

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Services—(continued)
eBay, Inc. * †	398,535	$21,871,601
Equifax, Inc. †	378,820	30,135,131
Expedia, Inc. †	294,762	25,676,718
FTI Consulting, Inc. * †	352,127	13,651,964
Gap, Inc., (The) †	661,296	26,187,322
H&R Block, Inc. †	924,510	31,100,516
Home Depot, Inc. (The) †	309,380	30,752,372
ITV PLC	8,209,473	27,358,370
Koninklijke Ahold NV	1,640,266	28,953,268
Liberty Media Corp., Class A * †	133,070	4,892,984
Liberty Media Corp., Class C * †	266,140	9,722,094
Macy’s, Inc. †	496,153	32,205,291
Manpowergroup, Inc. †	395,471	26,441,191
Moody’s Corp. †	260,000	26,262,600
Omnicom Group, Inc. †	385,921	29,820,116
Outerwall, Inc. *	257,323	18,084,660
Phoenix New Media Ltd. - ADR *	701,315	6,234,690
ProSiebenSat. 1 Media AG	519,345	22,090,804
Rite Aid Corp. *	5,575,853	30,555,674
Robert Half International, Inc. †	516,245	29,317,554
Sally Beauty Holdings, Inc. *	1,005,240	31,815,846
Six Flags Entertainment Corp. †	454,312	18,467,783
Time Warner, Inc. †	381,850	32,503,072
Time, Inc. †	152,736	3,656,500
Towers Watson & Co., Class A †	292,088	32,994,260
Tribune Media Co., Class A *	338,329	22,992,839
Viacom, Inc., Class B †	354,848	26,837,154
Wal-Mart Stores, Inc. †	340,137	29,775,593
WPP PLC	1,113,965	23,292,427

		786,865,066

Energy—8.2%
Canadian Natural Resources Ltd.	932,963	31,049,009
Diamondback Energy, Inc. * †	531,141	29,956,352
Energen Corp. †	399,783	23,875,041
EOG Resources, Inc.	372,682	32,318,983
EQT Corp. †	449,198	40,868,034
Exxon Mobil Corp.	565,807	51,228,166
Inpex Corp.	861,700	9,126,825
Kosmos Energy Ltd. * †	1,263,634	10,538,708
Marathon Petroleum Corp. †	380,633	34,291,227
Occidental Petroleum Corp. †	336,088	26,809,740
Pacific Drilling SA *	1,911,901	11,758,191
Parsley Energy, Inc., Class A *	3,189,380	40,313,763
Phillips 66 †	577,269	42,152,182

	Number of Shares	Value

Energy—(continued)
Precision Drilling Corp.	2,086,028	$13,434,020
QEP Resources, Inc. †	1,137,389	23,248,231
Rice Energy, Inc. * †	1,316,480	32,780,352
Schlumberger Ltd. †	197,768	16,998,160
Viper Energy Partners LP	520,057	9,345,424

		480,092,408

Finance—18.8%
ACE Ltd. †	329,081	37,627,122
Alleghany Corp. * †	68,152	31,114,114
Allianz SE, Registered Shares	57,525	9,904,523
Allstate Corp., (The) †	597,546	40,722,760
Bank of America Corp. †	2,584,643	44,042,317
BB&T Corp. †	1,004,563	37,761,523
Berkshire Hathaway, Inc.,
Class B * †	252,524	37,547,794
Capital One Financial Corp. †	602,064	50,091,725
Charles Schwab Corp., (The) †	636,759	18,033,015
Citigroup, Inc. †	956,060	51,598,558
Comerica, Inc. †	283,850	13,230,249
Discover Financial Services †	655,188	42,947,573
Endurance Specialty Holdings Ltd. †	469,900	27,714,702
Fifth Third Bancorp †	2,325,149	46,781,998
Goldman Sachs Group, Inc., (The) †	201,777	38,016,805
Huntington Bancshares, Inc. †	3,262,515	32,984,027
Investors Bancorp, Inc.	1,502,665	16,243,809
JPMorgan Chase & Co. †	819,111	49,277,718
MetLife, Inc. †	343,366	19,094,583
Morgan Stanley †	421,548	14,830,059
Navient Corp.	1,233,783	25,860,092
PNC Financial Services Group, Inc., (The) †	379,905	33,230,290
Prudential Financial, Inc. †	209,869	17,834,668
Raymond James Financial, Inc. †	305,093	17,176,736
Regions Financial Corp. †	3,152,778	31,748,474
Reinsurance Group of America, Inc. †	198,923	17,051,680
SLM Corp.	1,774,506	17,177,218
Standard Chartered PLC	447,697	6,545,637
State Street Corp. †	420,720	32,281,846
SunTrust Banks, Inc. †	313,174	12,304,606
TD Ameritrade Holding Corp. †	565,503	19,572,059
Torchmark Corp. †	347,437	18,674,739

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
Travelers Cos., Inc., (The) †	357,649	$37,356,438
Validus Holdings Ltd.	796,119	33,038,939
Wells Fargo & Co. †	924,791	50,382,614
WR Berkley Corp. †	675,996	35,314,031
XL Group PLC †	871,932	30,971,025

		1,096,086,066

Health Care—9.8%
Amgen, Inc. †	249,999	41,327,335
Baxter International, Inc.	114,746	8,376,458
Cardinal Health, Inc. †	382,002	31,396,744
Covidien PLC	120,121	12,132,221
Express Scripts Holding Co. * †	506,605	42,124,206
ICON PLC *	349,529	19,412,841
Johnson & Johnson †	212,063	22,955,820
Laboratory Corp. of America Holdings * †	184,545	19,310,789
McKesson Corp. †	147,250	31,034,410
Medtronic, Inc. †	674,593	49,832,185
Novartis AG - ADR	339,957	32,856,844
Omnicare, Inc. †	504,516	35,477,565
Pfizer, Inc. †	1,597,671	49,767,452
Sanofi - ADR	428,275	20,681,400
Select Medical Holdings Corp. †	1,269,618	18,320,588
Shire PLC - ADR	42,713	9,123,497
St. Jude Medical, Inc.	89,715	6,097,031
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	948,923	54,069,633
Universal Health Services, Inc., Class B †	361,345	37,803,914
Zimmer Holdings, Inc.	252,123	28,310,892

		570,411,825

Real Estate Investment Trusts—0.8%
American Capital Agency Corp.
REIT †	510,916	11,789,387
American Homes 4 Rent, Class A	519,267	8,931,392
American Residential Properties, Inc. * †	410,150	7,288,366
Boston Properties, Inc. †	62,353	8,083,443
Equity Residential †	111,051	7,866,853

		43,959,441

Technology—16.8%
Alliance Data Systems Corp. * †	49,406	14,123,693
Amdocs Ltd. †	507,524	24,739,257
Apple, Inc. †	398,067	47,342,108

	Number of Shares	Value

Technology—(continued)
Arrow Electronics, Inc. * †	624,957	$36,522,487
Avago Technologies Ltd. †	383,956	35,861,490
Avnet, Inc. †	722,840	31,653,164
Brocade Communications Systems, Inc.	4,177,202	47,244,155
CA, Inc.	395,070	12,306,431
CDW Corp. †	772,000	27,081,760
Cisco Systems, Inc. †	951,685	26,304,573
EMC Corp. †	1,460,615	44,329,665
Evertec, Inc.	1,251,700	27,587,468
Fidelity National Information Services, Inc. †	433,684	26,537,124
Flextronics International Ltd. * †	4,079,250	45,238,883
Global Payments, Inc.	234,453	20,247,360
Harris Corp. †	232,011	16,628,227
Jabil Circuit, Inc. †	1,670,324	34,659,222
MediaTek, Inc.	2,512,000	37,684,466
Microsoft Corp. †	976,564	46,689,524
Motorola Solutions, Inc. †	436,550	28,690,065
NetApp, Inc. †	713,893	30,376,146
NXP Semiconductors NV *	481,823	37,490,647
ON Semiconductor Corp. *	3,125,521	28,223,454
Oracle Corp. †	982,693	41,676,009
QUALCOMM, Inc. †	266,673	19,440,461
Seagate Technology PLC †	584,432	38,636,800
TE Connectivity Ltd. †	460,689	29,576,233
Texas Instruments, Inc. †	614,090	33,418,778
Total System Services, Inc. †	623,548	20,570,849
TriQuint Semiconductor, Inc. *	1,059,038	25,808,756
Western Digital Corp. †	441,610	45,605,065

		982,294,320

Transportation—0.2%
Delta Air Lines, Inc.	276,033	12,882,460

		12,882,460

TOTAL COMMON STOCK—94.1% (Cost $4,844,720,938)		5,486,441,726

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

WARRANTS—0.0%
Basic Industries—0.0%
Stornoway Diamond Corp. *
Exercise Price CAD 0.90,
Expires 07/08/16	7,527,500	$362,057

		362,057

TOTAL WARRANTS —0.0% (Cost $ 773,078)		362,057

TOTAL INVESTMENTS—94.1% (Cost $ 4,845,494,016)**		5,486,803,783

SECURITIES SOLD SHORT—(43.4%)
COMMON STOCK—(43.4%)
Basic Industries—(3.0%)
Air Products & Chemicals, Inc.	(48,393)	(6,960,365)
BASF SE	(77,012)	(6,979,341)
Bemis Co., Inc.	(247,897)	(9,901,006)
CONSOL Energy, Inc.	(354,209)	(13,860,198)
EI Du Pont de Nemours & Co.	(275,494)	(19,670,272)
EMS-Chemie Holding AG	(25,262)	(9,359,065)
FP Corp.	(371,800)	(10,977,711)
Huhtamaki OYJ	(400,529)	(10,144,406)
Intrepid Potash, Inc. *	(1,048,148)	(14,957,072)
K+S AG, Registered Shares	(493,558)	(14,798,092)
Linde AG	(51,163)	(9,629,937)
Oji Holdings Corp.	(3,257,000)	(11,411,943)
Resolute Forest Products, Inc. *	(358,704)	(6,008,292)
Scotts Miracle-Gro Co. (The), Class A	(163,540)	(9,980,846)
Viscofan SA	(166,027)	(9,553,831)
Wausau Paper Corp.	(775,316)	(7,714,394)

		(171,906,771)

Capital Goods—(3.0%)
Asahi Glass Co., Ltd.	(2,233,000)	(10,785,910)
Fastenal Co.	(530,586)	(23,982,487)
James Hardie Industries PLC	(1,159,697)	(11,924,698)
Now, Inc. *	(694,397)	(18,595,952)
Polypore International, Inc. *	(279,879)	(14,402,573)
Proto Labs, Inc. *	(292,657)	(18,993,439)
Raven Industries, Inc.	(322,776)	(7,262,460)
Sun Hydraulics Corp.	(211,511)	(8,517,548)
Trex Co., Inc. *	(362,359)	(15,269,808)
Trinity Industries, Inc.	(214,191)	(6,866,963)
Vulcan Materials Co.	(144,055)	(9,522,036)
WW Grainger, Inc.	(101,012)	(24,816,628)

	Number of Shares	Value

Capital Goods—(continued)
Zardoya Otis SA	(575,498)	$(6,129,197)

		(177,069,699)

Communications—(3.7%)
America Movil SAB de CV, Series L - ADR	(416,987)	(9,886,762)
Belgacom SA	(307,428)	(12,137,161)
CenturyLink, Inc.	(181,283)	(7,390,908)
Cogent Communications Group, Inc.	(346,995)	(12,290,563)
Equinix, Inc.	(88,378)	(20,076,830)
Eutelsat Communications SA	(403,459)	(13,342,276)
Frontier Communications Corp	(1,737,718)	(12,250,912)
Internap Network Services Corp. *	(928,039)	(7,359,349)
Level 3 Communications, Inc. *	(247,559)	(12,377,950)
Millicom International Cellular SA - SDR	(173,153)	(14,391,615)
Rackspace Hosting, Inc. *	(388,878)	(17,853,389)
Shutterstock, Inc. *	(76,383)	(5,742,474)
SouFun Holdings Ltd.	(479,678)	(4,192,386)
Sprint Corp. *	(1,758,786)	(9,004,984)
Synchronoss Technologies, Inc. *	(340,103)	(14,566,611)
TalkTalk Telecom Group PLC	(2,336,028)	(11,385,082)
Telefonica SA - Sponsored ADR	(848,695)	(13,579,120)
Twitter, Inc. *	(286,258)	(11,948,409)
Yelp, Inc. *	(141,928)	(8,102,670)

		(217,879,451)

Consumer Durables—(0.8%)
Autoliv, Inc.	(195,464)	(19,343,117)
Electrolux AB - Series B	(336,998)	(10,002,644)
Leggett & Platt, Inc.	(166,340)	(7,001,251)
Valeo SA	(83,147)	(10,229,749)

		(46,576,761)

Consumer Non-Durables—(4.4%)
Beiersdorf AG	(176,570)	(15,678,715)
Campbell Soup Co.	(426,891)	(19,329,624)
Clorox Co., (The)	(198,994)	(20,221,770)
Colgate-Palmolive Co.	(232,266)	(16,163,391)
Deckers Outdoor Corp. *	(166,691)	(16,122,354)
Flowers Foods, Inc.	(822,171)	(16,032,335)
Hain Celestial Group, Inc., (The) *	(185,657)	(21,020,086)
JM Smucker Co., (The)	(152,180)	(15,609,103)
Keurig Green Mountain, Inc.	(93,148)	(13,240,057)
Mattel, Inc.	(433,804)	(13,686,516)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Consumer Non-Durables—(continued)
McCormick & Co., Inc. non-voting shares	(245,631)	$(18,257,752)
Mondelez International, Inc., Class A	(469,958)	(18,422,354)
Remy Cointreau SA	(1)	(43)
Snyders-Lance, Inc.	(469,516)	(14,216,944)
Tumi Holdings, Inc. *	(853,050)	(18,673,265)
Under Armour, Inc., Class A *	(259,501)	(18,811,227)

		(255,485,536)

Consumer Services—(7.1%)
Acxiom Corp. *	(559,365)	(10,644,716)
ADT Corp., (The)	(507,200)	(17,721,568)
AutoNation, Inc. *	(224,297)	(13,332,214)
BEC World PCL	(1,116,300)	(1,826,188)
Bob Evans Farms, Inc.	(465,186)	(25,287,511)
Buffalo Wild Wings, Inc. *	(95,567)	(16,266,459)
CarMax, Inc. *	(340,403)	(19,396,163)
Cheesecake Factory, Inc., (The)	(529,251)	(25,631,626)
Fresh Market, Inc., (The) *	(412,618)	(16,900,833)
Hennes & Mauritz AB, Class B	(569,070)	(24,367,871)
Iron Mountain, Inc.	(34,748)	(1,320,772)
Krispy Kreme Doughnuts, Inc. *	(1,181,767)	(24,060,776)
L Brands, Inc.	(149,791)	(12,118,092)
Monro Muffler Brake, Inc.	(432,135)	(23,676,677)
Netflix, Inc. *	(50,144)	(17,379,409)
Restoration Hardware Holdings, Inc. *	(193,182)	(16,318,084)
Ritchie Bros Auctioneers, Inc.	(640,390)	(16,733,391)
Rollins, Inc.	(347,400)	(11,300,922)
Sprouts Farmers Market, Inc. *	(542,390)	(17,242,578)
Texas Roadhouse, Inc.	(572,068)	(18,912,568)
Ultimate Software Group, Inc., (The) *	(110,895)	(16,328,180)
United Natural Foods, Inc. *	(283,003)	(21,278,996)
Vitamin Shoppe, Inc. *	(343,316)	(16,431,104)
Wendy’s Co., (The)	(2,096,623)	(18,282,553)
Woolworths Ltd.	(531,393)	(14,041,392)

		(416,800,643)

Energy—(3.2%)
Atwood Oceanics, Inc. *	(463,435)	(14,871,629)
Carrizo Oil & Gas, Inc. *	(178,105)	(7,028,023)
Concho Resources, Inc. *	(120,155)	(11,444,764)
ConocoPhillips	(357,142)	(23,596,372)
Continental Resources, Inc. *	(417,621)	(17,114,109)

	Number of Shares	Value

Energy—(continued)
Denbury Resources, Inc.	(1,563,966)	$(12,918,359)
EQT Midstream Partners LP	(113,067)	(9,456,924)
Helmerich & Payne, Inc.	(111,931)	(7,784,801)
HollyFrontier Corp.	(335,048)	(13,676,659)
Matador Resources Co. *	(688,528)	(12,111,208)
National Oilwell Varco, Inc.	(229,561)	(15,389,769)
Oasis Petroleum, Inc. *	(105,115)	(1,932,014)
Seadrill Partners LLC	(10,659)	(180,350)
ShawCor Ltd.	(222,358)	(9,088,774)
Ultra Petroleum Corp. *	(433,848)	(8,611,883)
Vermilion Energy, Inc.	(358,741)	(17,000,736)
Weatherford International PLC *	(420,350)	(5,506,585)

		(187,712,959)

Finance—(5.1%)
Aberdeen Asset Management PLC	(1,572,311)	(11,036,344)
Astoria Financial Corp.	(925,558)	(12,245,132)
BancorpSouth, Inc.	(497,087)	(10,881,234)
Commonwealth Bank of Australia	(134,477)	(9,222,992)
Community Bank System, Inc.	(385,991)	(14,277,807)
CVB Financial Corp.	(722,498)	(10,960,295)
Eaton Vance Corp.	(348,737)	(14,573,719)
Financial Engines, Inc.	(275,819)	(9,013,765)
First Financial Bankshares, Inc.	(525,903)	(15,866,494)
Glacier Bancorp, Inc.	(236,957)	(6,487,883)
Greenhill & Co., Inc.	(222,803)	(9,874,629)
HDFC Bank Ltd. - ADR	(228,087)	(12,154,756)
Home Bancshares, Inc.	(341,780)	(10,824,173)
Intesa Sanpaolo SpA	(3,326,226)	(10,237,390)
LPL Financial Holdings, Inc.	(158,565)	(6,765,969)
Mobile Mini, Inc.	(276,814)	(11,485,013)
New York Community Bancorp, Inc.	(999,742)	(15,885,900)
Northern Trust Corp.	(183,284)	(12,413,825)
Siam Commercial Bank PCL, (The) - NVDR	(2,035,500)	(12,171,582)
Trustmark Corp.	(530,168)	(12,374,121)
UMB Financial Corp.	(168,355)	(9,342,019)
United Bankshares, Inc.	(523,670)	(18,276,083)
United States Oil Fund LP *	(394,251)	(10,084,941)
Valley National Bancorp	(1,052,240)	(10,248,818)
Westamerica Bancorporation	(385,909)	(18,755,177)

		(295,460,061)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Health Care—(3.1%)
Agilent Technologies, Inc.	(279,220)	$(11,933,863)
athenahealth, Inc. *	(143,911)	(16,880,760)
Biogen Idec Inc. *	(53,331)	(16,409,415)
Carl Zeiss Meditec AG	(564,543)	(15,521,367)
CSL Ltd.	(164,222)	(11,518,028)
Elekta AB, B Shares	(1,520,521)	(15,497,730)
GW Pharmaceuticals PLC *	(109,291)	(8,462,402)
Health Net, Inc. *	(311,081)	(15,983,342)
Henry Schein, Inc. *	(87,034)	(11,941,065)
Novo Nordisk A/S	(426,197)	(19,398,853)
Pharmacyclics, Inc. *	(72,980)	(10,172,682)
Puma Biotechnology, Inc. *	(34,600)	(7,854,892)
ResMed, Inc.	(162,977)	(8,670,376)
Sirona Dental Systems, Inc. *	(132,023)	(11,405,467)

		(181,650,242)

Real Estate Investment Trusts—(2.8%)
Gaming and Leisure Properties, Inc.	(759,025)	(24,212,898)
HCP, Inc.	(650,951)	(29,162,605)
Health Care REIT, Inc.	(421,615)	(31,056,161)
Omega Healthcare Investors, Inc.	(682,379)	(26,080,525)
Plum Creek Timber Co., Inc.	(255,578)	(10,652,491)
Realty Income Corp.	(562,487)	(26,133,146)
Rouse Properties, Inc.	(841,436)	(15,389,864)

		(162,687,690)

Technology—(5.9%)
3D Systems Corp. *	(266,071)	(9,386,985)
Arista Networks, Inc. *	(85,819)	(6,511,088)
Aspen Technology, Inc. *	(213,067)	(8,041,149)
Blackbaud, Inc.	(640,844)	(27,197,419)
Cirrus Logic, Inc. *	(250,933)	(4,589,565)
Dassault Systemes SA	(294,994)	(19,267,018)
Finisar Corp. *	(593,793)	(10,124,171)
Infosys Technologies Ltd. - Sponsored ADR	(302,330)	(21,114,727)
International Rectifier Corp. *	(597,717)	(23,836,954)
Itron, Inc. *	(460,888)	(18,619,875)
LG Display Co., Ltd.	(1,195,439)	(18,314,125)
National Instruments Corp.	(642,242)	(20,673,770)
NetSuite, Inc. *	(160,656)	(16,989,372)
Red Hat, Inc. *	(246,367)	(15,311,709)
Salesforce.com, Inc. *	(355,567)	(21,287,796)
Trimble Navigation Ltd. *	(506,929)	(14,257,378)
Tyler Technologies, Inc. *	(133,690)	(14,516,060)

	Number of Shares	Value

Technology—(continued)
VeriFone Systems, Inc. *	(791,693)	$(28,231,772)
ViaSat, Inc. *	(188,672)	(12,508,954)
VMware, Inc., Class A *	(38,812)	(3,413,904)
VTech Holdings Ltd.	(754,500)	(10,497,476)
Wipro Ltd. - ADR	(1,375,808)	(17,747,923)

		(342,439,190)

Transportation—(1.2%)
Heartland Express, Inc.	(421,383)	(11,179,291)
J.B. Hunt Transport Services, Inc.	(197,263)	(16,280,115)
Kansas City Southern	(89,396)	(10,632,760)
Keikyu Corp.	(847,220)	(6,472,330)
Panalpina Welttransport Holding
AG, Registered Shares	(79,207)	(10,852,234)
Ryder System, Inc.	(133,324)	(12,735,107)

		(68,151,837)

Utilities—(0.1%)
Ormat Technologies, Inc.	(249,830)	(6,840,345)

TOTAL COMMON STOCK (Proceeds $2,430,765,825)		(2,530,661,185)

TOTAL SECURITIES SOLD SHORT —(43.4%) (Proceeds $2,430,765,825)		(2,530,661,185)

	Number of Contracts

OPTIONS WRITTEN †† —(0.1%)
EOG Resources
Call Options
Expires 04/17/15
Strike Price $90.00	(3,500)	(2,082,500)
Exxon Mobil Corp.
Call Options
Expires 04/17/15
Strike Price $90.00	(2,500)	(1,012,500)
Exxon Mobil Corp.
Call Options
Expires 04/17/15
Strike Price $95.00	(2,500)	(462,500)
Occidental Petroleum Corp.
Call Options
Expires 01/17/15
Strike Price $85.00	(3,000)	(240,000)

TOTAL OPTIONS WRITTEN (Premiums received $5,374,380)		(3,797,500)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

OTHER ASSETS IN EXCESS OF LIABILITIES—49.4%	2,880,650,374

NET ASSETS—100.0%	$5,832,995,472

ADR	—	American Depositary Receipt
LP	—	Limited Partnership
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust
SDR	—	Swedish Depositary Receipt
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$4,845,494,016

Gross unrealized appreciation	$774,315,869
Gross unrealized depreciation	(133,006,102)

Net unrealized appreciation	$641,309,767

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2014 is as follows (see Notes to Portfolio of Investments):

	Total Value as of November 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$359,120,961	$312,975,837	$46,145,124	$—
Capital Goods	586,480,171	507,039,638	79,440,533	—
Communications	209,828,670	209,828,670	—	—
Consumer Durables	145,401,058	103,841,403	41,559,655	—
Consumer Non-Durables	213,019,280	180,352,485	32,666,795	—
Consumer Services	786,865,066	671,713,583	115,151,483	—
Energy	480,092,408	470,965,583	9,126,825	—
Finance	1,096,086,066	1,079,635,906	16,450,160	—
Health Care	570,411,825	570,411,825	—	—
Real Estate Investment Trusts	43,959,441	43,959,441	—	—
Technology	982,294,320	944,609,854	37,684,466	—
Transportation	12,882,460	12,882,460	—	—
Warrants	362,057	362,057	—	—

Total Assets	$5,486,803,783	$5,108,578,742	$378,225,041	$—

	Total Value as of November 30, 2014	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(171,906,771)	$(89,052,445)	$(82,854,326)	$—
Capital Goods	(177,069,699)	(148,229,894)	(28,839,805)	—
Communications	(217,879,451)	(179,965,593)	(37,913,858)	—
Consumer Durables	(46,576,761)	(26,344,368)	(20,232,393)	—
Consumer Non-Durables	(255,485,536)	(239,806,778)	(15,678,758)	—
Consumer Services	(416,800,643)	(376,565,192)	(40,235,451)	—
Energy	(187,712,959)	(187,712,959)	—	—
Finance	(295,460,061)	(252,791,753)	(42,668,308)	—
Health Care	(181,650,242)	(135,211,994)	(46,438,248)	—
Real Estate Investment Trusts	(162,687,690)	(162,687,690)	—	—
Technology	(342,439,190)	(323,172,172)	(19,267,018)	—
Transportation	(68,151,837)	(50,827,273)	(17,324,564)	—
Utilities	(6,840,345)	(6,840,345)	—	—
Options Written
Equity Contracts	(3,797,500)	(3,797,500)	—	—

Total Liabilities	$(2,534,458,685)	$(2,183,005,956)	$(351,452,729)	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio of Investments

	Number of Shares	Value

RIGHTS—0.0%
CVR Banctec, Inc.
Escrow Shares	14,327	$0

TOTAL RIGHTS (Cost $0)		0

COMMON STOCK—97.0%
Basic Industries—1.2%
Avery Dennison Corp.	58,355	2,889,156
Graphic Packaging Holding Co. *	294,060	3,661,047
Huntsman Corp.	110,190	2,812,049
International Paper Co.	53,920	2,901,974

		12,264,226

Capital Goods—6.4%
Cubic Corp.	33,280	1,712,256
Dover Corp.	88,460	6,810,535
Emerson Electric Co.	70,220	4,476,525
Fluor Corp.	31,413	1,947,292
Huntington Ingalls Industries, Inc.	45,485	4,956,500
II-VI, Inc. *	176,730	2,345,207
Illinois Tool Works, Inc.	31,775	3,016,401
Masco Corp.	119,295	2,886,939
MRC Global, Inc. *	137,070	2,770,185
Parker Hannifin Corp.	70,022	9,034,939
Raytheon Co.	55,270	5,897,309
Stanley Black & Decker, Inc.	32,810	3,098,576
Textron, Inc.	70,030	3,033,700
Timken Co.	102,410	4,382,124
WESCO International, Inc. *	80,555	6,636,926

		63,005,414

Communications—2.6%
DIRECTV *	132,845	11,651,835
NetEase, Inc. - ADR	69,550	7,349,349
Yahoo!, Inc. * #	127,430	6,593,228

		25,594,412

Consumer Durables—2.1%
Brunswick Corp.	102,245	5,079,532
Lear Corp.	76,633	7,349,871
Newell Rubbermaid, Inc.	81,115	2,945,286
Thor Industries, Inc.	86,470	5,080,977

		20,455,666

Consumer Non-Durables—4.9%
Activision Blizzard, Inc.	525,285	11,372,420
Archer-Daniels-Midland Co.	57,315	3,019,354
Bunge Ltd.	33,875	3,074,834

	Number of Shares	Value

Consumer Non-Durables—(continued)
Electronic Arts, Inc. *	220,848	$9,701,853
Lorillard, Inc.	183,420	11,581,139
PepsiCo, Inc.	87,210	8,729,721

		47,479,321

Consumer Services—8.4%
AutoZone, Inc. *	4,940	2,853,887
Bed Bath & Beyond, Inc. *	71,705	5,260,996
CVS Health Corp.	69,125	6,315,260
eBay, Inc. *	183,215	10,054,839
Equifax, Inc.	37,935	3,017,729
H&R Block, Inc.	155,515	5,231,525
Home Depot, Inc. (The)	57,290	5,694,626
Kohl’s Corp.	189,521	11,299,242
Korn/Ferry International *	88,886	2,413,255
Macy’s, Inc.	137,475	8,923,502
Manpowergroup, Inc.	74,180	4,959,675
Omnicom Group, Inc.	114,585	8,853,983
Sportsman’s Warehouse Holdings, Inc. * (a)	245,175	1,728,484
Viacom, Inc., Class B	69,980	5,292,587

		81,899,590

Energy—8.2%
Canadian Natural Resources Ltd.	192,890	6,419,379
Energen Corp.	113,780	6,794,942
EOG Resources, Inc.	71,070	6,163,190
EQT Corp.	44,460	4,044,971
Exxon Mobil Corp.	187,035	16,934,149
Marathon Petroleum Corp.	62,085	5,593,238
Occidental Petroleum Corp.	155,710	12,420,987
Parsley Energy, Inc., Class A *	82,150	1,038,376
Phillips 66	151,645	11,073,118
QEP Resources, Inc.	145,165	2,967,173
Rice Energy, Inc. *	143,300	3,568,170
Western Refining, Inc.	71,690	2,947,176

		79,964,869

Finance—26.4%
ACE Ltd.	83,960	9,599,986
Alleghany Corp. *	16,252	7,419,688
Allstate Corp., (The)	81,635	5,563,425
American International Group, Inc.	181,400	9,940,720
Axis Capital Holdings Ltd.	63,350	3,170,667
BB&T Corp.	316,715	11,905,317
Capital One Financial Corp.	249,980	20,798,336
Citigroup, Inc. #	391,372	21,122,347

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value

Finance—(continued)
FCB Financial Holdings, Inc., Class A *	50,936	$1,231,632
FCB Financial Holdings, Inc., Class B *	12,734	307,908
Federated Investors, Inc., Class B (a)	130,665	4,108,108
Fifth Third Bancorp	471,065	9,477,828
Goldman Sachs Group, Inc., (The)	52,515	9,894,351
Huntington Bancshares, Inc.	653,950	6,611,434
JPMorgan Chase & Co.	504,465	30,348,614
Loews Corp.	213,544	8,891,972
MetLife, Inc.	153,960	8,561,716
National Bank Holdings Corp., Class A	178,845	3,439,189
Navient Corp.	249,890	5,237,694
OneBeacon Insurance Group Ltd.	193,230	3,076,222
Peoples Choice Financial Corp. 144A * ‡	1,465	0
Prudential Financial, Inc.	93,760	7,967,725
Raymond James Financial, Inc.	91,385	5,144,976
SLM Corp.	249,885	2,418,887
Solar Cayman Ltd. 144A * ‡	19,375	0
State Street Corp.	118,835	9,118,210
Torchmark Corp.	85,947	4,619,651
Travelers Cos., Inc., (The)	100,290	10,475,291
Validus Holdings Ltd.	169,329	7,027,154
Wells Fargo & Co.	295,750	16,112,460
White Mountains Insurance Group Ltd.	9,405	5,960,607
WR Berkley Corp.	163,875	8,560,830

		258,112,945

Health Care—16.0%
AbbVie, Inc.	95,730	6,624,516
Allscripts Healthcare Solutions, Inc. *	185,665	2,231,693
Amgen, Inc.	119,565	19,765,290
Boston Scientific Corp. *	219,840	2,829,341
Cardinal Health, Inc.	90,695	7,454,222
Covidien PLC	105,450	10,650,450
Express Scripts Holding Co. *	119,190	9,910,648
Johnson & Johnson	178,565	19,329,661
McKesson Corp.	24,565	5,177,319
Medtronic, Inc.	144,865	10,701,178

	Number of Shares	Value

Health Care—(continued)
Novartis AG - ADR	162,235	$15,680,013
Pfizer, Inc.	487,526	15,186,435
Shire PLC - ADR	28,595	6,107,892
St. Jude Medical, Inc.	74,795	5,083,068
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	144,900	8,256,402
UnitedHealth Group, Inc.	55,920	5,515,390
WellPoint, Inc.	41,715	5,335,766

		155,839,284

Real Estate Investment Trusts—0.0%
TMST, Inc. ‡	191,097	0

Technology—20.8%
Amdocs Ltd.	98,035	4,778,716
Arrow Electronics, Inc. *	126,537	7,394,822
Avnet, Inc.	156,342	6,846,216
Brocade Communications Systems, Inc.	692,070	7,827,312
CA, Inc.	265,540	8,271,571
Cisco Systems, Inc.	606,550	16,765,042
Computer Sciences Corp.	75,360	4,776,317
EMC Corp.	718,635	21,810,572
Fidelity National Information Services, Inc.	129,245	7,908,502
Flextronics International Ltd. *	1,321,676	14,657,387
Global Payments, Inc.	48,345	4,175,074
Jabil Circuit, Inc.	242,335	5,028,451
Microsemi Corp. *	190,365	5,177,928
Microsoft Corp.	246,745	11,796,878
Motorola Solutions, Inc.	121,445	7,981,365
NetApp, Inc.	116,430	4,954,096
ON Semiconductor Corp. *	847,730	7,655,002
Oracle Corp.	408,755	17,335,300
Seagate Technology PLC	49,995	3,305,169
Symantec Corp.	199,270	5,198,954
TE Connectivity Ltd.	231,095	14,836,299
Total System Services, Inc.	172,470	5,689,785
Vishay Intertechnology, Inc.	179,145	2,484,741
Western Digital Corp.	59,340	6,128,042

		202,783,541

TOTAL COMMON STOCK (Cost $727,868,675)		947,399,268

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

	Number
	of Shares	Value

SECURITIES LENDING COLLATERAL—0.1%
BlackRock Liquidity TempFund, Institutional Shares	820,396	$820,396

TOTAL SECURITIES LENDING COLLATERAL (Cost $820,396)		820,396

TOTAL INVESTMENTS—97.1% (Cost $728,689,071)**		948,219,664

	Number
	of Contracts

OPTIONS WRITTEN ††—(0.2%)
Citigroup Inc. Call Options
Expires 01/17/15
Strike Price $60	(849)	(5,943)
Yahoo!, Inc. Call Options
Expires 01/17/15
Strike Price $34	(1,274)	(2,274,090)

TOTAL OPTIONS WRITTEN (Premiums received $743,607)		(2,280,033)

OTHER ASSETS IN EXCESS OF LIABILITIES—3.1%		30,382,221

NET ASSETS—100.0%		$976,321,852

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of November 30, 2014, these securities amounted to $0 or 0.0% of net assets. These
144A securities have been deemed illiquid.
*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.‘s
Board of Directors. As of November 30, 2014, these securities amounted to $0 or 0.0% of net assets.
#	—	Security segregated as collateral for options written.
(a)	—	All or a portion of the security is on loan. At November 30, 2014, the market value of securities on loan was $797,685.
††	—	Primary risk exposure is equity contracts.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$728,689,071

Gross unrealized appreciation	$228,306,335
Gross unrealized depreciation	(8,775,742)

Net unrealized appreciation	$219,530,593

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2014 is as follows (see Notes to Portfolio of Investments):

	Total		Level 2	Level 3
	Value as of	Level 1	Significant	Significant
	November 30,	Quoted	Observable	Unobservable
	2014	Price	Inputs	Inputs
Common Stock
Basic Industries	$12,264,226	$12,264,226	$—	$—
Capital Goods	63,005,414	63,005,414	—	—
Communications	25,594,412	25,594,412	—	—
Consumer Durables	20,455,666	20,455,666	—	—
Consumer Non-Durables	47,479,321	47,479,321	—	—
Consumer Services	81,899,590	81,899,590	—	—
Energy	79,964,869	79,964,869	—	—
Finance	258,112,945	258,112,945	—	—
Health Care	155,839,284	155,839,284	—	—
Technology	202,783,541	202,783,541	—	—
Securities Lending Collateral	820,396	820,396	—	—

Total Assets	$948,219,664	$948,219,664	$—	$—

	Total		Level 2	Level 3
	Value as of	Level 1	Significant	Significant
	November 30,	Quoted	Observable	Unobservable
	2014	Price	Inputs	Inputs
Options Written
Equity Contracts	$(2,280,033)	$(2,280,033)	$—	$—

Total Liabilities	$(2,280,033)	$(2,280,033)	$—	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number
	of Shares	Value

COMMON STOCK—94.4%

Basic Industries—2.0%
Cloud Peak Energy, Inc. *	26,900	$313,923
GrafTech International Ltd. *	86,700	353,736
Novagold Resources, Inc. *	64,600	178,296

		845,955

Capital Goods—10.3%
Aegion Corp. *	14,600	278,130
Carpenter Technology Corp.	3,900	196,638
FreightCar America, Inc.	14,600	422,378
Global Power Equipment Group, Inc.	41,600	539,552
Great Lakes Dredge & Dock Corp. *	143,500	1,087,730
KBR, Inc.	22,300	375,532
Landec Corp. *	36,500	479,610
MRC Global, Inc. *	6,000	121,260
MYR Group, Inc. *	13,200	342,540
Orion Marine Group, Inc. *	21,700	238,266
Tutor Perini Corp. *	9,500	239,875

		4,321,511

Consumer Durables—2.1%
ACCO Brands Corp. *	14,400	126,144
Libbey, Inc. *	21,700	652,085
TRI Pointe Homes, Inc. *	6,300	96,138

		874,367

Consumer Non-Durables—2.8%
Chiquita Brands International, Inc. *	22,200	321,012
Crocs, Inc. *	14,400	191,232
Matthews International Corp., Class A	11,100	511,377
Universal Corp. (a)	3,500	139,965

		1,163,586

Consumer Services—9.2%
ARC Document Solutions, Inc. *	7,700	74,151
Bravo Brio Restaurant Group, Inc. *	5,100	66,963
Destination XL Group, Inc. *	21,900	113,223
FTI Consulting, Inc. *	10,100	391,577
GNC Holdings, Inc., Class A	2,700	119,394

	Number
	of Shares	Value

Consumer Services—(continued)
ICF International, Inc. *	5,600	$217,168
K12, Inc. *	30,900	355,350
KAR Auction Services, Inc.	8,500	294,525
MDC Partners, Inc., Class A	36,100	796,727
Office Depot, Inc. *	38,300	253,929
PRGX Global, Inc. *	49,200	255,840
Shoe Carnival, Inc.	8,100	164,106
Titan Machinery, Inc. *(a)	37,300	478,559
Vitamin Shoppe, Inc. *	6,100	291,946

		3,873,458

Energy—6.4%
Aegean Marine Petroleum
Network, Inc.	24,600	239,850
Approach Resources, Inc. *(a)	84,100	817,452
Bill Barrett Corp. *	32,100	325,173
McDermott International, Inc. *	77,700	275,835
North Atlantic Drilling Ltd. (a)	22,900	55,647
Nuverra Environmental Solutions, Inc. *(a)	77,000	703,010
Resolute Energy Corp. *(a)	38,100	71,628
TETRA Technologies, Inc. *	28,700	182,245

		2,670,840

Finance—21.5%
American Equity Investment Life
Holding Co.	4,400	118,800
Central Pacific Financial Corp.	35,600	681,384
CNO Financial Group, Inc.	40,300	698,802
Customers Bancorp Inc *	19,500	351,000
Employers Holdings, Inc.	27,800	563,784
FBR & Co. *	17,995	448,795
Fidelity & Guaranty Life	25,500	638,265
FXCM, Inc., Class A	18,800	302,680
Hanover Insurance Group, Inc., (The)	4,300	306,504
Investors Bancorp, Inc.	16,900	182,689
Kennedy-Wilson Holdings, Inc.	22,100	574,379
Maiden Holdings Ltd.	53,200	694,792
Meadowbrook Insurance Group, Inc.	68,400	416,556
Medley Management, Inc., Class A *	15,800	263,860
Nelnet, Inc., Class A	7,300	334,632

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number
	of Shares	Value

Finance—(continued)
Northfield Bancorp, Inc.	35,932	$506,282
Popular Inc *	24,600	802,944
THL Credit, Inc.	13,900	185,704
United Community Banks, Inc.	27,200	478,720
ViewPoint Financial Group	10,500	250,320
WSFS Financial Corp.	3,200	240,320

		9,041,212

Health Care—4.5%
Accuray, Inc. *(a)	118,900	819,221
Alere, Inc. *	6,300	251,307
Cross Country Healthcare, Inc. *	25,300	269,951
Natus Medical, Inc. *	8,300	284,109
Symmetry Medical, Inc. *	23,200	209,032
Trinity Biotech PLC—Sponsored ADR	4,000	68,640

		1,902,260

Real Estate Investment Trusts—13.0%
American Capital Mortgage Investment Corp.	11,200	224,784
CatchMark Timber Trust, Inc., Class A	31,100	345,210
Cedar Realty Trust, Inc.	53,000	359,870
CYS Investments, Inc.	24,800	228,904
Excel Trust, Inc.	20,100	263,511
FelCor Lodging Trust, Inc.	63,600	662,712
Geo Group, Inc., (The)	21,500	866,235
Gramercy Property Trust Inc.	85,700	505,630
Hatteras Financial Corp.	11,200	214,592
Highwoods Properties, Inc.	10,300	444,548
Rouse Properties, Inc. (a)	26,300	481,027
Starwood Property Trust, Inc.	13,400	322,404
Two Harbors Investment Corp.	21,100	221,761
Winthrop Realty Trust	19,500	328,575

		5,469,763

Technology—11.8%
ChipMOS TECHNOLOGIES
Bermuda Ltd.	4,900	102,116
CIBER, Inc. *	116,900	354,207
Computer Task Group, Inc.	30,700	286,124
Digi International, Inc. *	59,600	425,544
Diodes, Inc. *	8,600	228,674

	Number
	of Shares	Value

Technology—(continued)
Dot Hill Systems Corp. *	81,900	$381,654
Exar Corp. *	55,700	508,541
Extreme Networks, Inc. *	81,800	296,116
Finisar Corp. *(a)	13,400	228,470
Generac Holdings, Inc. *(a)	10,800	468,504
Kofax Ltd. *	51,000	341,700
Plantronics, Inc.	5,800	302,586
Saba Software, Inc. *	12,100	166,375
Silicon Image, Inc. *	98,600	545,258
Ultratech, Inc. *	6,600	128,502
Xcerra Corp. *	21,700	173,817

		4,938,188

Transportation—6.4%
Air Transport Services Group, Inc. *	29,600	235,320
JetBlue Airways Corp. *(a)	35,200	514,976
Navigator Holdings Ltd. *	11,900	254,898
Rand Logistics, Inc. *	29,000	125,570
Scorpio Bulkers, Inc. *	99,300	324,711
Scorpio Tankers, Inc. (a)	91,400	754,050
StealthGas, Inc. *	64,600	468,996

		2,678,521

Utilities—4.4%
Cadiz, Inc. *(a)	31,700	359,478
Empire District Electric Co. (The) (a)	7,600	210,596
Great Plains Energy, Inc.	7,600	198,892
NorthWestern Corp.	2,900	154,367
Piedmont Natural Gas Co., Inc.	7,900	296,092
Portland General Electric Co.	7,000	258,090
UIL Holdings Corp.	9,100	362,180

		1,839,695

TOTAL COMMON STOCK (Cost $34,910,927)		39,619,356

SECURITIES LENDING COLLATERAL—14.9%
BlackRock Liquidity TempFund, Institutional Shares	6,270,832	6,270,832

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,270,832)		6,270,832

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

TOTAL INVESTMENTS—109.3% (Cost $41,181,759)**	45,890,188

LIABILITIES IN EXCESS OF OTHER ASSETS—(9.3)%	(3,917,483)

NET ASSETS—100.0%	$41,972,705

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income Producing
(a)	—	All or a portion of the security is on loan. At November 30, 2014 the market value of the securities on loan was $5,738,593.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis, are as follows:

Aggregate Cost	$41,181,759

Gross unrealized appreciation	$8,614,707
Gross unrealized depreciation	(3,906,278)

Net unrealized appreciation	$4,708,429

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2014 is as follows (see Notes to Portfolio of Investments):

	Total		Level 2	Level 3
	Value as of	Level 1	Significant	Significant
	November 30,	Quoted	Observable	Unobservable
	2014	Price	Inputs	Inputs
Common Stock *	$39,619,356	$39,619,356	$—	$—
Securities Lending Collateral	6,270,832	6,270,832	—	—

Total Assets	$45,890,188	$45,890,188	$—	$—

* See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	November 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net
	Assets	Value
COMMON STOCK
Finance	20.5%	$12,243,912
Consumer Discretionary	16.4	9,726,604
Information Technology	14.9	8,891,058
Health Care	13.7	8,186,363
Industrials	9.9	5,901,893
Materials	9.4	5,568,539
Consumer Staples	5.6	3,357,415
Energy	5.5	3,259,220
Telecommunication Services	1.1	678,494
OTHER ASSETS IN EXCESS OF LIABILITIES	3.0	1,775,416

NET ASSETS	100.0%	$59,588,914

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

COMMON STOCK—97.0%

Australia—1.0%
Australia & New Zealand Banking Group Ltd.	20,990	$569,341

Bermuda—1.8%
Catlin Group Ltd.	66,895	575,702
Validus Holdings Ltd.	12,180	505,470

		1,081,172

Canada—0.9%
Barrick Gold Corp.	19,255	228,942
Canadian Natural Resources Ltd.	10,110	336,855

		565,797

China—0.5%
Shenzhou International Group Holdings Ltd.	97,000	321,762

France—3.3%
Cap Gemini SA	6,415	470,223
Havas SA	45,235	379,563
Safran SA	12,380	800,672
Teleperformance SA	4,640	323,965

		1,974,423

Germany—4.5%
Allianz SE, Registered Shares	2,240	385,678
Aurelius AG	25,540	946,951
Bayerische Motoren Werke AG	2,705	309,010
Fresenius SE & Co. KGaA	14,120	764,970
NORMA Group AG	5,233	253,327

		2,659,936

Hong Kong—2.2%
Cheung Kong Holdings Ltd.	41,000	750,875
Hutchison Whampoa Ltd.	22,000	275,373
SJM Holdings Ltd.	146,000	289,229

		1,315,477

Ireland—2.0%
Greencore Group PLC	108,520	497,991
Smurfit Kappa Group PLC	30,275	701,219

		1,199,210

	Number of Shares	Value

Israel—0.8%
Teva Pharmaceutical Industries Ltd. - Sponsored ADR	8,145	$464,102

Italy—1.4%
Assicurazioni Generali SpA	21,395	462,837
Cerved Information Solutions SpA *	68,665	362,186

		825,023

Japan—6.4%
Ebara Corp	93,000	396,868
Hogy Medical Co. Ltd.	4,100	198,096
Hoshizaki Electric Co. Ltd.	6,100	313,311
Inpex Corp.	44,300	469,210
Lintec Corp.	22,700	486,161
Nippon Telegraph & Telephone Corp.	7,000	374,319
Nitto Denko Corp.	9,900	522,625
Resona Holdings, Inc.	104,100	562,386
TS Tech Co. Ltd.	19,600	462,985

		3,785,961

Netherlands—0.5%
Koninklijke Philips NV	9,770	294,042

Switzerland—6.2%
ACE Ltd.	7,840	896,426
Georg Fischer AG, Registered Shares	635	388,847
Glencore PLC	49,170	245,585
Novartis AG, Registered Shares	7,695	744,126
Roche Holding AG, Participation Certificate	3,035	908,195
Swatch Group AG (The), Registered Shares	5,560	511,919

		3,695,098

Taiwan—1.2%
MediaTek, Inc.	47,000	705,084

United Kingdom—13.3%
Alent PLC	97,643	519,479
Berendsen PLC	18,510	296,779
BHP Billiton PLC	10,190	240,054
Cambian Group PLC *	168,495	631,659

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value

United Kingdom—(continued)
Dairy Crest Group PLC	22,500	$177,192
HSBC Holdings PLC	56,537	562,588
ITV PLC	130,250	434,063
Liberty Global PLC, Series C *	40,550	2,024,256
Pace PLC	80,720	452,457
Rio Tinto PLC	6,190	287,730
Stock Spirits Group PLC	206,944	816,204
TE Connectivity Ltd.	10,990	705,558
Vodafone Group PLC	83,100	304,175
WH Smith PLC	24,650	484,823

		7,937,017

United States—51.0%
Activision Blizzard, Inc.	35,490	768,358
Allstate Corp., (The)	8,445	575,527
Amgen, Inc.	3,665	605,861
Apple, Inc.	14,165	1,684,643
Avery Dennison Corp.	6,510	322,310
Avnet, Inc.	6,835	299,305
Berkshire Hathaway, Inc., Class B *	5,510	819,282
Berry Plastics Group, Inc. *	11,805	341,637
Capital One Financial Corp.	15,195	1,264,224
Cardinal Health, Inc.	4,510	370,677
Comcast Corp., Class A	21,715	1,238,624
Crane Co.	10,430	615,683
CVS Health Corp.	20,425	1,866,028
Diamondback Energy, Inc. *	3,470	195,708
Dover Corp.	5,475	421,520
EMC Corp.	13,975	424,141
Energen Corp.	3,390	202,451
EQT Corp.	3,840	349,363
Express Scripts Holding Co. *	5,810	483,101
Fifth Third Bancorp	53,265	1,071,692
Gap, Inc., (The)	12,920	511,632
Graphic Packaging Holding Co. *	48,450	603,202
Honeywell International, Inc.	9,930	983,765
Huntsman Corp.	8,670	221,258
International Paper Co.	4,390	236,270
Johnson & Johnson	10,060	1,088,995
JPMorgan Chase & Co.	4,855	292,077
Lear Corp.	3,380	324,176
Macy’s, Inc.	13,230	858,759

	Number of Shares	Value

United States—(continued)
Marathon Petroleum Corp.	5,340	$481,081
McKesson Corp.	2,170	457,349
Medtronic, Inc.	10,510	776,374
Microsoft Corp.	41,300	1,974,553
Packaging Corp of America	8,240	612,067
Parsley Energy, Inc., Class A *	29,430	371,995
Pfizer, Inc.	24,485	762,708
Phillips 66	4,815	351,591
QEP Resources, Inc.	10,445	213,496
Rice Energy, Inc. *	11,545	287,470
Rofin-Sinar Technologies, Inc. *	21,490	578,511
Tenneco, Inc. *	8,875	482,356
Tribune Media Co. *	6,795	461,788
United Technologies Corp.	4,885	537,741
Universal Health Services, Inc., Class B	5,370	561,809
Wells Fargo & Co.	14,375	783,150
Western Digital Corp.	8,020	828,225
WR Berkley Corp.	16,415	857,520

		30,420,053

TOTAL COMMON STOCK (Cost $52,633,644)		57,813,498

TOTAL INVESTMENTS—97.0% (Cost $52,633,644)**		57,813,498

OTHER ASSETS IN EXCESS OF LIABILITIES—3.0%		1,775,416

NET ASSETS—100.0%		$59,588,914

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income producing.
**	—	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$52,633,644

Gross unrealized appreciation	$7,903,927
Gross unrealized depreciation	(2,724,073)

Net unrealized appreciation	$5,179,854

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2014 is as follows (see Notes to Portfolio of Investments):

	Total		Level 2	Level 3
	Value as of	Level 1	Significant	Significant
	November 30,	Quoted	Observable	Unobservable
	2014	Price	Inputs	Inputs
Common Stock
Australia	$569,341	$—	$569,341	$—
Bermuda	1,081,172	505,470	575,702	—
Canada	565,797	565,797	—	—
China	321,762	—	321,762	—
France	1,974,423	323,965	1,650,458	—
Germany	2,659,936	—	2,659,936	—
Hong Kong	1,315,477	—	1,315,477	—
Ireland	1,199,210	—	1,199,210	—
Israel	464,102	464,102	—	—
Italy	825,023	—	825,023	—
Japan	3,785,961	—	3,785,961	—
Netherlands	294,042	—	294,042	—
Switzerland	3,695,098	896,426	2,798,672	—
Taiwan	705,084	—	705,084	—
United Kingdom	7,937,017	4,177,677	3,759,340	—
United States	30,420,053	30,420,053	—	—

Total Assets	$57,813,498	$37,353,490	$20,460,008	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	November 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio Holdings Summary

The following table represents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
LONG POSITIONS:
Common Stock
Financials	18.8%	$19,575,108
Information Technology	15.3	15,890,143
Consumer Discretionary	14.8	15,386,815
Health Care	13.0	13,566,705
Industrials	10.9	11,380,964
Materials	8.4	8,776,368
Energy	6.1	6,304,790
Consumer Staples	4.4	4,477,141
Telecommunication Services	1.2	1,236,432
WARRANTS	0.0	1,745

SHORT POSITIONS:
Common Stock
Telecommunication Services	(0.4)%	$(412,643)
Energy	(2.6)	(2,717,683)
Health Care	(3.4)	(3,555,924)
Consumer Staples	(3.9)	(4,070,580)
Financials	(4.8)	(4,984,766)
Information Technology	(5.1)	(5,256,539)
Materials	(5.8)	(5,998,010)
Industrials	(6.9)	(7,220,430)
Consumer Discretionary	(9.1)	(9,443,738)
WRITTEN OPTIONS	0.0	(22,080)
OTHER ASSETS IN EXCESS OF LIABILITIES	49.1	51,122,078

NET ASSETS	100.0%	$104,035,896

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio of Investments

	Number
	of Shares	Value

LONG POSITIONS—92.9%
COMMON STOCK—92.9%
Australia—0.5%
Australia & New Zealand Banking Group Ltd.	18,766	$509,017

		509,017

Bermuda—1.8%
Catlin Group Ltd. †	115,907	997,502
Validus Holdings Ltd. †	21,837	906,236

		1,903,738

Canada—1.1%
Barrick Gold Corp.	34,587	411,239
Canadian Natural Resources Ltd. †	17,860	595,245
Stornoway Diamond Corp. *	225,300	102,454

		1,108,938

China—0.6%
Shenzhou International Group
Holdings Ltd.	174,000	577,181

		577,181

France—3.4%
Cap Gemini SA †	11,709	858,277
Havas SA †	80,896	678,792
Safran SA †	22,012	1,423,618
Teleperformance †	8,290	578,808

		3,539,495

Germany—3.6%
Aurelius AG †	27,112	1,005,237
Bayerische Motoren Werke AG †	4,699	536,799
Fresenius SE & Co. KGaA †	25,314	1,371,419
Norma Group SE †	17,471	845,763

		3,759,218

Hong Kong—2.1%
Cheung Kong Holdings Ltd.	75,000	1,373,552
Hutchison Whampoa Ltd.	26,000	325,441
SJM Holdings Ltd.	235,000	465,540

		2,164,533

Ireland—2.0%
Greencore Group PLC †	191,306	877,890
Smurfit Kappa Group PLC †	52,948	1,226,363

		2,104,253

Israel—0.8%
Teva Pharmaceutical Industries
Ltd. - Sponsored ADR †	14,376	819,144

		819,144

	Number
	of Shares	Value

Italy—1.1%
Assicurazioni Generali SpA †	37,908	$820,061
Cerved Information Solutions SpA * †	54,614	288,071

		1,108,132

Japan—6.3%
Ebara Corp.	162,000	691,319
Hogy Medical Co. Ltd.	3,900	188,432
Hoshizaki Electric Co. Ltd.	10,700	549,579
Inpex Corp.	80,800	855,805
Lintec Corp.	39,500	845,963
Nippon Telegraph & Telephone Corp.	13,200	705,858
Nitto Denko Corp.	17,100	902,716
Resona Holdings, Inc.	180,900	977,288
TS Tech Co., Ltd.	34,000	803,136

		6,520,096

Netherlands—1.2%
Koninklijke Philips NV †	40,669	1,223,990

		1,223,990

Switzerland—7.5%
ACE Ltd. †	14,003	1,601,103
Georg Fischer AG, Registered
Shares †	1,137	696,250
Glencore PLC †	86,919	434,127
Novartis AG, Registered Shares †	13,625	1,317,571
Roche Holding AG, Participation
Certificate †	5,503	1,646,721
Swatch Group AG (The),
Registered Shares	9,666	889,966
TE Connectivity Ltd. †	19,752	1,268,078

		7,853,816

Taiwan—1.3%
MediaTek, Inc.	88,000	1,320,157

		1,320,157

United Kingdom—9.4%
Alent PLC †	170,772	908,540
Berendsen PLC †	32,735	524,855
Cambian Group PLC * †	122,965	460,975
Dairy Crest Group PLC †	17,881	140,816
HSBC Holdings PLC †	102,352	1,018,484
ITV PLC †	230,297	767,473
Liberty Global PLC, Series C * †	71,972	3,592,842
Pace PLC †	140,317	786,514

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number
	of Shares	Value

United Kingdom—(continued)
Stock Spirits Group PLC †	60,574	$238,909
Vodafone Group PLC †	144,952	530,574
WH Smith PLC †	43,569	856,927

		9,826,909

United States—50.2%
Activision Blizzard, Inc. †	62,065	1,343,707
Allstate Corp., (The) †	15,362	1,046,920
Amgen, Inc. †	6,622	1,094,683
Apple, Inc. †	25,108	2,986,094
Avery Dennison Corp.	13,011	644,175
Avnet, Inc. †	12,133	531,304
Berkshire Hathaway, Inc.,
Class B * †	9,668	1,437,535
Berry Plastics Group, Inc. * †	21,286	616,017
Capital One Financial Corp. †	27,247	2,266,950
Comcast Corp., Class A †	19,530	1,113,991
Crane Co. †	19,018	1,122,633
CVS Health Corp. †	35,240	3,219,526
Diamondback Energy, Inc. * †	8,990	507,036
Dover Corp.	9,501	731,482
EMC Corp. †	25,057	760,480
Energen Corp. †	6,009	358,857
EQT Corp. †	9,183	835,469
Express Scripts Holding Co. † *	10,228	850,458
Fifth Third Bancorp †	95,137	1,914,156
Gap, Inc., (The) †	22,382	886,327
Graphic Packaging Holding Co. * †	62,621	779,631
Honeywell International, Inc. †	17,368	1,720,648
Huntsman Corp. †	15,650	399,388
International Paper Co. †	7,572	407,525
Johnson & Johnson †	17,668	1,912,561
JPMorgan Chase & Co. †	8,360	502,938
Lear Corp. †	6,209	595,505
Macy’s, Inc. †	23,070	1,497,474
Marathon Petroleum Corp. †	9,288	836,756
McKesson Corp. †	3,815	804,049
Medtronic, Inc. †	18,843	1,391,932
Microsoft Corp. †	73,681	3,522,689
Packaging Corp. of America †	14,785	1,098,230
Parsley Energy, Inc., Class A * †	52,211	659,947
Pfizer, Inc. †	44,465	1,385,085
Phillips 66 †	8,551	624,394

	Number
	of Shares	Value

United States—(continued)
QEP Resources, Inc. †	18,505	$378,242
Rice Energy, Inc. * †	20,147	501,660
Rofin-Sinar Technologies, Inc. * †	38,380	1,033,190
Tenneco, Inc. * †	15,393	836,610
Tribune Media Co., Class A * †	12,173	827,277
United Technologies Corp. †	8,599	946,578
Universal Health Services, Inc.,
Class B †	7,500	784,650
Viper Energy Partners LP * †	8,424	151,379
Wells Fargo & Co. †	25,200	1,372,896
Western Digital Corp. †	14,328	1,479,653
WR Berkley Corp. †	29,425	1,537,162

		52,255,849

TOTAL COMMON STOCK (Cost $95,266,414)		96,594,466

WARRANTS—0.0%
Canada—0.0%
Stornoway Diamond Corp. * Exercise Price CAD 0.90 Expires 7/08/16	36,284	1,745

		1,745

TOTAL WARRANTS (Cost $3,889)		1,745

TOTAL INVESTMENTS—92.9%
(Cost $95,270,303)**		96,596,211

SECURITIES SOLD SHORT—(42.0%)
COMMON STOCK—(42.0%)
Australia—(0.8%)
Crown Resorts Ltd.	(37,059)	(452,813)
Woolworths Ltd.	(14,200)	(375,217)

		(828,030)

Bermuda—(0.3%)
Global Brands Group Holding Ltd. *	(1,602,000)	(357,366)

		(357,366)

Canada—(0.4%)
ShawCor Ltd.	(5,504)	(224,973)
Teck Resources Ltd., Class B	(11,493)	(178,501)

		(403,474)

China—(0.4%)
China Mengniu Dairy Co., Ltd.	(106,000)	(429,181)

		(429,181)

Denmark—(0.9%)
Novo Nordisk A/S	(11,565)	(525,745)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number
	of Shares	Value

Denmark—(continued)
William Demant Holding A/S *	(5,032)	$(360,936)

		(886,681)

Finland—(0.8%)
Huhtamaki OYJ	(17,078)	(432,543)
Konecranes OYJ	(14,428)	(420,288)

		(852,831)

France—(2.3%)
Dassault Systemes	(5,891)	(384,760)
Edenred	(20,368)	(587,064)
Legrand SA	(8,353)	(437,925)
Remy Cointreau SA	(6,946)	(522,336)
Valeo SA	(3,574)	(439,717)

		(2,371,802)

Germany—(1.2%)
BASF SE	(6,681)	(605,477)
K+S AG, Registered Shares	(12,830)	(384,675)
Linde AG	(1,424)	(268,026)

		(1,258,178)

Hong Kong—(0.3%)
ASM Pacific Technology, Ltd.	(27,200)	(276,485)

		(276,485)

India—(0.7%)
HDFC Bank Ltd. - ADR	(5,747)	(306,258)
Infosys Ltd. - Sponsored ADR	(6,265)	(437,548)

		(743,806)

Ireland—(0.5%)
James Hardie Industries PLC - CDI	(46,792)	(481,143)

		(481,143)

Israel—(0.4%)
Stratasys Ltd. *	(3,937)	(401,456)

		(401,456)

Italy—(0.4%)
UniCredit SpA	(63,464)	(468,754)

		(468,754)

Japan—(1.0%)
Fast Retailing Co., Ltd.	(1,000)	(364,836)
FP Corp.	(13,200)	(389,741)
Hulic Co., Ltd.	(23,500)	(243,228)

		(997,805)

Luxembourg—(0.2%)
B&M European Value Retail SA *	(60,482)	(252,670)

		(252,670)

	Number
	of Shares	Value

New Zealand—(0.6%)
Ryman Healthcare Ltd.	(53,022)	$(333,001)
Xero Ltd. *	(23,491)	(312,157)

		(645,158)

Singapore—(0.4%)
Sembcorp Marine Ltd.	(180,000)	(432,050)

		(432,050)

Spain—0.0%
CaixaBank SA	—	(2)

		(2)

Sweden—(1.0%)
Autoliv, Inc.	(5,546)	(548,832)
Elekta AB, Class B	(47,621)	(485,371)

		(1,034,203)

Switzerland—(1.1%)
EMS-Chemie Holding AG,
Registered Shares	(998)	(369,739)
Panalpina Welttransport Holding
AG, Registered Shares	(2,253)	(308,686)
SGS SA, Registered Shares	(198)	(427,797)

		(1,106,222)

Thailand—(0.3%)
Siam Commercial Bank PCL, (The) - NVDR	(53,500)	(319,911)

		(319,911)

United Kingdom—(3.2%)
Aberdeen Asset Management PLC	(51,664)	(362,639)
Cobham PLC	(67,322)	(316,685)
Diageo PLC	(21,543)	(664,050)
G4S PLC	(119,798)	(516,712)
GW Pharmaceuticals PLC – ADR *	(6,281)	(486,338)
Michael Page International PLC	(28,440)	(182,623)
Ocado Group PLC *	(97,906)	(495,649)
Zoopla Property Group PLC	(103,417)	(317,908)

		(3,342,604)

United States—(24.8%)
Air Products & Chemicals, Inc.	(3,825)	(550,150)
Alere, Inc. *	(11,364)	(453,310)
American Axle & Manaufacturing Holdings, Inc. *	(11,885)	(253,626)
AptarGroup, Inc.	(7,599)	(495,835)
Astoria Financial Corp.	(36,643)	(484,787)
Bemis Co., Inc.	(11,664)	(465,860)
Blackbaud, Inc.	(9,329)	(395,923)

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number
	of Shares	Value

United States—(continued)
Buffalo Wild Wings, Inc. *	(3,458)	$(588,586)
Cabot Oil & Gas Corp.	(8,139)	(268,913)
CarMax, Inc. *	(11,815)	(673,219)
Carrizo Oil & Gas, Inc. *	(3,550)	(140,083)
Caterpillar, Inc.	(3,355)	(337,513)
Clorox Co.(The)	(4,144)	(421,113)
Cogent Communications Group, Inc.	(11,650)	(412,643)
Concho Resources, Inc. *	(3,134)	(298,513)
ConocoPhillips	(8,801)	(581,482)
CONSOL Energy, Inc.	(13,470)	(527,081)
Continental Resources, Inc. *	(9,114)	(373,492)
Deckers Outdoor Corp. *	(3,506)	(339,100)
Dorman Products, Inc. *	(5,771)	(273,141)
Eaton Vance Corp.	(9,967)	(416,521)
EI du Pont de Nemours & Co.	(6,849)	(489,019)
First Financial Bankshares, Inc.	(20,364)	(614,382)
Greenhill & Co., Inc.	(6,905)	(306,030)
Intrepid Potash, Inc. *	(26,091)	(372,319)
Itron, Inc. *	(12,182)	(492,153)
Kansas City Southern	(4,081)	(485,394)
Krispy Kreme Doughnuts Inc *	(18,904)	(384,885)
L Brands, Inc.	(5,935)	(480,141)
lululemon athletica, Inc. *	(7,638)	(368,075)
Matador Resources Co. *	(17,234)	(303,146)
Mattel, Inc.	(13,660)	(430,973)
Michael Kors Holdings Ltd. *	(3,303)	(253,373)
Mobile Mini, Inc.	(13,514)	(560,696)
Mondelez International Inc	(9,219)	(361,385)
Monro Muffler Brake, Inc.	(9,632)	(527,737)
Monster Beverage Corp. *	(4,536)	(508,712)
National Instruments Corp.	(15,261)	(491,252)
Netflix, Inc. *	(1,313)	(455,073)
NetSuite, Inc. *	(3,206)	(339,034)
Northern Trust Corp.	(7,894)	(534,661)
NOW Inc. *	(19,838)	(531,262)
Pandora Media, Inc. *	(19,169)	(376,863)
Pharmacyclics, Inc. *	(2,813)	(392,104)
Plum Creek Timber Co., Inc.	(5,089)	(212,109)
Proto Labs, Inc. *	(5,371)	(348,578)
Puma Biotechnology, Inc. *	(1,309)	(297,169)
ResMed, Inc.	(4,172)	(221,950)

	Number
	of Shares	Value

United States—(continued)
Restoration Hardware Holdings Inc. *	(3,261)	$(275,457)
Rollins, Inc.	(11,178)	(363,620)
Shutterstock, Inc. *	(4,442)	(333,950)
Snyders-Lance, Inc.	(16,334)	(494,593)
Sun Hydraulics Corp.	(9,056)	(364,685)
Trex Co., Inc. *	(14,211)	(598,852)
Tumi Holdings, Inc. *	(19,812)	(433,685)
UMB Financial Corp.	(8,104)	(449,691)
Under Armour, Inc., Class A *	(4,610)	(334,179)
United Natural Foods, Inc. *	(3,910)	(293,993)
ViaSat, Inc. *	(5,992)	(397,270)
Vitamin Shoppe, Inc. *	(9,624)	(460,605)
Wausau Paper Corp.	(51,757)	(514,982)
Westamerica Bancorporation	(5,469)	(265,793)
Yelp, Inc. *	(5,251)	(299,780)

		(25,770,501)

TOTAL COMMON STOCK (Proceeds $44,078,466)		(43,660,313)

TOTAL SECURITIES SOLD SHORT —(42.0%) (Proceeds $44,078,466)		(43,660,313)

	Number
	of Contracts

OPTIONS WRITTEN ††—0.0%
CVS Health Call Options Expires 01/17/15 Strike Price $90	(80)	(22,080)

TOTAL OPTIONS WRITTEN (Premiums received $13,597)		(22,080)

OTHER ASSETS IN EXCESS OF LIABILITIES—49.1%		51,122,078

NET ASSETS—100.0%		$104,035,896

ADR	—	American Depositary Receipt
CDI	—	CHESS Depositary Interest
NVDR	—	Non-Voting Depository
PLC	—	Public Limited Company
*	—	Non-income producing.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014 (unaudited)

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$95,270,303

Gross unrealized appreciation	$3,661,938
Gross unrealized depreciation	(2,336,030)

Net unrealized appreciation	$1,325,908

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

Contracts For Difference held by the Fund at November 30, 2014, are as follows:

		Number of	Notional	Unrealized
Reference Company	Counterparty	Contracts (Short)	Amount	Appreciation

Chailease Holding Co., Ltd.	Goldman Sachs	(191,000)	$491,613	$1,619

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS	NOVEMBER 30, 2014

ROBECO BOSTON PARTNERS GLOBAL LONG/SHORT FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of November 30, 2014 is as follows (see Notes to Portfolio of Investments):

	Total		Level 2	Level 3
	Value as of	Level 1	Significant	Significant
	November 30,	Quoted	Observable	Unobservable
	2014	Price	Inputs	Inputs
Common Stock
Australia	$509,017	$—	$509,017	$—
Bermuda	1,903,738	906,236	997,502	—
Canada	1,108,938	1,108,938	—	—
China	577,181	—	577,181	—
France	3,539,495	578,808	2,960,687	—
Germany	3,759,218	—	3,759,218	—
Hong Kong	2,164,533	—	2,164,533	—
Ireland	2,104,253	—	2,104,253	—
Israel	819,144	819,144	—	—
Italy	1,108,132	—	1,108,132	—
Japan	6,520,096	—	6,520,096	—
Netherlands	1,223,990	—	1,223,990	—
Switzerland	7,853,816	2,869,181	4,984,635	—
Taiwan	1,320,157	—	1,320,157	—
United Kingdom	9,826,909	4,292,726	5,534,183	—
United States	52,255,849	51,631,455	624,394	—
Warrants	1,745	1,745	—	—
Contracts for difference	1,619	—	1,619	—

Total Assets	$96,597,830	$62,208,233	$34,389,597	$—

	Total		Level 2	Level 3
	Value as of	Level 1	Significant	Significant
	November 30,	Quoted	Observable	Unobservable
	2014	Price	Inputs	Inputs
Securities Sold Short
Australia	$(828,030)	$—	$(828,030)	$—
Bermuda	(357,366)	(357,366)	—	—
Canada	(403,474)	(403,474)	—	—
China	(429,181)	—	(429,181)	—
Denmark	(886,681)	(886,681)	—	—
Finland	(852,831)	—	(852,831)	—
France	(2,371,802)	—	(2,371,802)	—
Germany	(1,258,178)	—	(1,258,178)	—
Hong Kong	(276,485)	—	(276,485)	—
India	(743,806)	(743,806)	—	—
Ireland	(481,143)	—	(481,143)	—
Israel	(401,456)	(401,456)	—	—
Italy	(468,754)	—	(468,754)	—
Japan	(997,805)	—	(997,805)	—
Luxembourg	(252,670)	—	(252,670)	—
New Zealand	(645,158)	—	(645,158)	—
Singapore	(432,050)	—	(432,050)	—
Spain	(2)	—	(2)	—
Sweden	(1,034,203)	(1,034,203)	—	—
Switzerland	(1,106,222)	—	(1,106,222)	—
Thailand	(319,911)	—	(319,911)	—
United Kingdom	(3,342,604)	(804,246)	(2,538,358)	—
United States	(25,770,501)	(25,770,501)	—	—
Options
Equity Contracts	(22,080)	(22,080)	—	—

Total Liabilities	$(43,682,393)	$(30,423,813)	$(13,258,580)	$—

The accompanying notes are an integral part of the portfolio of investments.

ROBECO INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS

November 30, 2014 (unaudited)

Portfolio Valuation — Each Robeco Investment Fund, Robeco Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Robeco Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Robeco Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Robeco Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Robeco Boston Partners Global Equity Fund (“BP Global Equity Fund”), Robeco Boston Partners International Equity Fund (“BP International Equity Fund”), Robeco Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”) (collectively “BP Funds”), and Robeco WPG Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund”), (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 - • Level 2 - • Level 3 -

quoted prices in active markets for identical securities;

other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of November 30, 2014 is included in each Fund’s Portfolio of Investments.

ROBECO INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS (continued)

November 30, 2014 (unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy. For the BP Global Equity Fund, securities with an end of period value of $741,749, transferred from Level 1 into Level 2. These transfers occurred as a result of these securities being valued utilizing the international fair value pricing at November 30, 2014. For the BP Global Equity Fund, securities with an end of period value of $1,140,169 transferred from Level 2 into Level 1. These transfers occurred as a result of these securities no longer being valued utilizing the international fair value pricing at November 30, 2014.

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

ROBECO INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS (continued)

November 30, 2014 (unaudited)

The BP Long/Short Equity Fund, BP Long/Short Research Fund, BP All-Cap Value Fund and the BP Global Long/Short Fund had transactions in options written during the period ended November 30, 2014 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund

	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at August 31, 2014	355	$326,590	5,378	$3,161,737
Options written	1,052	649,513	11,500	5,374,380
Options closed	—	—	—	—
Options expired	(1)	(905)	(3,082)	(1,667,185)
Options exercised	—	—	(2,296)	(1,494,552)

Options outstanding at November 30, 2014	1,406	$975,198	11,500	$5,374,380

	BP All-Cap Value Fund		BP Global Long/Short Fund

	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received

Options outstanding at August 31, 2014	2,123	$743,607	—	$—
Options written	—	—	80	13,597
Options closed	—	—	—	—
Options expired	—	—	—	—
Options exercised	—	—	—	—

Options outstanding at November 30, 2014	2,123	$743,607	80	$13,597

For the period ended November 30, 2014, the average quarterly volume of derivatives is as follows:

Fund	Purchased Options (Cost)	Written Options (Proceeds)
BP Long/Short Equity Fund	$1,127,809	$650,894
BP Long/Short Research Fund	—	4,268,059
BP All-Cap Value Fund	—	743,607
BP Global Long/Short Fund	—	6,799

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP Global Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

ROBECO INVESTMENT FUNDS

NOTES TO PORFOLIO OF INVESTMENTS (continued)

November 30, 2014 (unaudited)

Contracts for Difference — The BP Global Long/Short Fund and BP Long/Short Research Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded over-the-counter. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Schedule of Investments. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of November 30, 2014, the BP Global Long/Short Fund held CFDs.

For the period ended November 30, 2014, the average volume of Contracts for Difference is as follows:

Fund	Notional Amount
BP Global Long/Short Fund	$383,987

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Robeco as applicable, based on policies and procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

At November 30, 2014, the following Fund held restricted securities that were illiquid:

	Acquisition Date	Acquisition Cost	Shares	Value	% of Net Assets
BP All-Cap Value Fund
Common Stocks:
Peoples Choice Financial Corp. 144A	12/21/04-01/23/06	$14,293	1,465	$—	0.0
Solar Cayman Ltd., 144A	03/24/10	—	19,375	—	0.0

		$14,293		$—	0.0%

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

S1 FUND

PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2014

(UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 61.4%
CONSUMER DISCRETIONARY—12.2%
Brookfield Residential Properties, Inc.*†^	5,614	$133,164
Charter Communications, Inc., Class A*^	2,000	339,400
Dalata Hotel Group PLC (Ireland)*	44,904	161,366
DR Horton, Inc.	10,000	254,900
Expedia, Inc.	550	47,910
Extended Stay America, Inc.	7,900	146,940
Hilton Worldwide Holdings, Inc.*^	14,073	368,994
HomeAway, Inc.*^	7,501	235,231
Hudson’s Bay Co. (Canada)	4,400	92,540
Johnson Controls, Inc.^	4,237	211,850
La Quinta Holdings, Inc.*^	19,220	423,224
Lee Enterprises, Inc.*^	50,000	177,500
Lennar Corp., Class A^	21,958	1,037,296
Liberty Broadband Corp., Class A*^	1,000	54,840
Liberty Broadband Corp., Class C*^	2,000	108,800
Liberty Ventures, Class A*^	4,000	146,560
Loral Space & Communications, Inc.*^	1,500	117,735
Omnicom Group, Inc.	4,000	309,080
Starbucks Corp.	3,750	304,538
Toll Brothers, Inc.*^	6,212	217,358
TRI Pointe Homes, Inc.*	6,000	91,560
Ulta Salon Cosmetics & Fragrance, Inc.*^	2,300	290,927
Vipshop Holdings Ltd. ADR*	10,990	251,231
William Lyon Homes, Class A*^	5,000	102,900

		5,625,844

ENERGY—0.6%
Frontline 2012 Ltd. (Bermuda)	15,000	85,387
Gastar Exploration, Inc.*^	45,150	133,192
Knightsbridge Tankers Ltd.*†	9,200	52,532

		271,111

FINANCIALS—6.5%
Alexander & Baldwin, Inc.^	5,566	211,953
Bank of New York Mellon Corp. (The)^	9,535	381,686
Capital & Counties Properties, PLC (United Kingdom)	32,622	191,729
Cohen & Steers, Inc.	770	33,318
Dream Unlimited Corp. - Class A (Canada)*	20,216	208,082
Goldman Sachs Group, Inc. (The)^	1,058	199,338
Grand City Properties SA (Luxembourg)*	14,015	200,760
Hartford Financial Services Group, Inc. (The)^	10,768	444,718
Healthcare Trust of America, Inc.*^	23,493	299,771
Howard Hughes Corp., (The)*^	2,063	301,281

	NUMBER OF SHARES	VALUE
FINANCIALS—(CONTINUED)
Legg Mason, Inc.	3,500	$198,625
Paramount Group, Inc.*	8,730	164,124
Unite Group PLC (United Kingdom)	25,867	186,300

		3,021,685

HEALTH CARE—0.9%
Angiotech Pharmaceuticals, Inc.*†Δ	14,450	184,238
Veeva Systems, Inc., Class A*^	6,594	216,613

		400,851

INDUSTRIALS—5.5%
Baltic Trading Ltd.†^	40,000	125,600
General Electric Co.^	11,697	309,854
Golden Ocean Group Ltd. (Bermuda)	51,500	42,702
H&E Equipment Services, Inc.^	6,000	210,000
Hd Supply Holdings, Inc.*^	6,000	174,480
Navios Maritime Holdings, Inc.	18,000	87,120
Paragon Shipping, Inc., Class A*†	27,500	89,100
Quanta Services, Inc.*	7,400	225,700
Robert Half International, Inc.^	3,708	210,577
Rockwell Collins, Inc.^	4,542	388,477
Star Bulk Carriers Corp.*	9,500	78,945
Textron, Inc.^	6,850	296,742
United Rentals, Inc.*^	1,500	169,965
USG Corp.*^	4,000	115,240

		2,524,502

INFORMATION TECHNOLOGY—21.3%
Actua Corp.*^	14,331	241,621
Alliance Data Systems Corp.*	1,400	400,218
Apple, Inc.^	4,466	531,141
Aruba Networks, Inc.*^	12,258	229,347
Blackberry Ltd. (Canada)*	3,000	31,170
comScore, Inc.*^	4,517	198,612
Corning, Inc.^	7,400	155,548
Criteo SA - Sponsored ADR*	6,036	243,734
EchoStar Corp., Class A*^	4,000	215,520
EMC Corp.	10,000	303,500
F5 Networks, Inc.*^	2,500	322,975
Fleetmatics Group, PLC*	3,414	120,139
Fortinet, Inc.*^	7,998	220,425
GrubHub, Inc.*^	5,272	194,010
Intuit, Inc.^	1,689	158,546
LinkedIn Corp., Class A*^	926	209,526
Marketo, Inc.*	7,731	247,083
Mellanox Technologies Ltd.*^	6,135	261,658
Nimble Storage, Inc.*^	13,581	358,132
NXP Semiconductor NV*†	3,623	281,906
Optimal Payments, PLC (United Kingdom)*	75,000	453,178
Palo Alto Networks, Inc.*^	2,993	368,139
Paychex, Inc.^	13,250	628,182
Proofpoint, Inc.*^	4,425	192,134
RF Micro Devices, Inc.*	10,000	146,100
Sabre Corp.*^	11,000	206,140
Shutterstock, Inc.*	2,311	173,742

The accompanying notes are an integral part of the Portfolio of Investments.

1

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

(UNAUDITED)

	NUMBER OF SHARES	VALUE
INFORMATION TECHNOLOGY—(CONTINUED)
Silicon Motion Technology Corp., ADR^	26,656	$622,684
Tableau Software, Inc., Class A*^	2,845	238,639
Varonis Systems, Inc.*	6,361	151,392
Wix.Com Ltd.*^	26,110	559,015
Xcerra Corp.*^	21,000	168,210
Yahoo!, Inc.*^	11,869	614,102
Yelp, Inc.*^	4,352	248,456
Zendesk, Inc.*	5,357	127,282

		9,822,206

MATERIALS—2.1%
Alcoa, Inc.^	6,000	103,740
Graphic Packaging Holding Co.*^	25,000	311,250
Noranda Aluminum Holding Corp.^	53,500	203,835
Smurfit Kappa Group, PLC (Ireland)*	16,000	370,586

		989,411

REAL ESTATE INVESTMENT TRUSTS—11.0%
American Campus Communities, Inc.^	10,534	421,360
Avalonbay Communities, Inc.^	1,488	239,256
Boston Properties, Inc.^	1,580	204,831
Brookfield Canada Office Properties (Canada)	7,251	176,598
CBL & Associates Properties, Inc.^	14,100	274,245
DiamondRock Hospitality Co.^	19,596	292,568
Education Realty Trust, Inc., REIT^	2,850	33,174
Equity Commonwealth^	13,687	348,060
Green REIT, PLC (Ireland)*	201,877	338,884
Irish Residential Properties REIT PLC (Ireland)*	142,627	191,184
Klepierre (France)	3,736	167,609
Lexington Realty Trust^	31,650	348,150
Mack-Cali Realty Corp.^	15,685	301,466
Parkway Properties, Inc.^	20,104	391,626
Prologis, Inc.^	9,374	396,333
Retail Opportunity Investments Corp.^	11,953	196,746
Sabra Health Care REIT, Inc.	5,150	145,796
Spirit Realty Capital, Inc.^	18,810	220,265
STORE Capital Corp.*	9,190	191,703
Vornado Realty Trust	1,600	178,496

		5,058,350

TELECOMMUNICATION SERVICES—1.3%
Cable & Wireless Communications, PLC (United Kingdom)	100,000	77,215
Globalstar, Inc.*	18,700	52,734
inContact, Inc.*^	25,188	208,053
RingCentral, Inc., Class A*	19,677	247,537

		585,539

TOTAL COMMON STOCKS (Cost $24,500,917)		28,299,499

	PAR (000’S)	VALUE
FOREIGN GOVERNMENT NOTE — 0.0%
Canadian Government Bond 3.000% 12/01/15	CAD 10	$8,920

TOTAL FOREIGN GOVERNMENT NOTE (Cost $10,057)		8,920

U.S. TREASURY NOTE — 0.2% 2.625% 04/30/16^	$100	103,359

TOTAL U.S. TREASURY NOTE (Cost $100,918)		103,359

	NUMBER OF CONTRACTS
PURCHASED OPTIONS — 0.3%
CALL OPTIONS PURCHASED—0.3%
Aloca, Inc Expires 04/17/15 Strike price $17	90	13,140
Beazer Homes USA, Inc. Expires 01/17/15 Strike Price $20	126	13,230
Best Buy Co., Inc. Expires 01/17/15 Strike Price $36	70	29,400
BlackBerry Ltd. Expires 01/17/15 Strike Price $10	110	11,770
Graphic Packaging Holding Co. Expires 12/20/14 Strike Price $12.50	180	20,700
HD Supply Holdings, Inc. Expires 12/20/14 Strike Price $30	130	8,125
Knightsbridge Tankers Ltd. Expires 12/20/14 Strike Price $12.50	900	9,000
Navios Maritime Holdings, Inc. Expires 01/17/15 Strike Price $10	560	5,600
Navios Maritime Holdings, Inc. Expires 01/17/15 Strike Price $7.50	350	5,250
Noranda Aluminum Holding Corp. Expires 01/17/15 Strike Price $5	350	6,650
SPDR Dow Jones Industrial Average ETF Trust Expires 01/17/15 Strike Price $185	14	490
TRI Pointe Homes, Inc. Expires 01/17/15 Strike Price $16	98	3,675

The accompanying notes are an integral part of the Portfolio of Investments.

2

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

(UNAUDITED)

	NUMBER OF CONTRACTS	VALUE
CALL OPTIONS PURCHASED—(CONTINUED)
Yelp, Inc. Expires 01/17/15 Strike Price $67.50	52	$4,680

TOTAL CALL OPTIONS PURCHASED (Cost $220,356)		131,710

PUT OPTIONS PURCHASED—0.0%
iShares Russell 2000 ETF Expires 01/17/15 Strike Price $110	40	5,320
SPDR Dow Jones Industrial Average ETF Trust Expires 01/17/15 Strike Price $173	21	2,856
SPDR S&P 500 ETF Trust Expires 12/20/14 Strike Price $195	60	2,400
Target Corp. Expires 01/17/15 Strike Price $45	150	225
Target Corp. Expires 01/17/15 Strike Price $57.50	150	900
Utilities Select Sector SPDR Fund Expires 01/17/15 Strike Price $43	70	1,540
Utilities Select Sector SPDR Fund Expires 12/20/14 Strike Price $40	250	2,000

TOTAL PUT OPTIONS PURCHASED (Cost $75,682)		15,241

TOTAL PURCHASED OPTIONS — 0.3% (Cost $296,038)		146,951

TOTAL INVESTMENTS — 61.9% (Cost $24,907,930)**		28,558,729

	NUMBER OF SHARES
SECURITIES SOLD SHORT — (46.3)%
COMMON STOCKS — (23.9)%
CONSUMER DISCRETIONARY—(2.5)%
Bed Bath & Beyond, Inc.*	(270)	(19,810)
CST Brands, Inc.	(1,000)	(43,660)
Dunkin’ Brands Group, Inc.	(1,700)	(82,195)
Garmin Ltd.	(3,533)	(202,441)
John Wiley & Sons, Inc., Class A	(700)	(41,804)
MakeMyTrip Ltd.*†	(5,422)	(159,353)
Marriott International, Inc., Class A	(2,444)	(192,563)
Netflix, Inc.*	(303)	(105,017)
Sally Beauty Holdings, Inc.*	(1,300)	(41,145)
Scholastic Corp.	(1,400)	(49,700)
Sonic Corp.	(3,200)	(87,008)
Tractor Supply Co.	(600)	(46,158)
Zalando SE (Germany)*	(2,085)	(65,074)

		(1,135,928)

	NUMBER OF SHARES	VALUE
CONSUMER STAPLES—(0.2)%
WM Morrison Supermarkets PLC (United Kingdom)	(29,478)	$(82,048)

FINANCIALS—(0.7)%
American Realty Capital
Healthcare Trust, Inc.	(20,500)	(232,265)
Medallion Financial Corp.	(6,200)	(61,938)
MSCI, Inc.	(900)	(43,524)

		(337,727)

HEALTH CARE—(1.1)%
Castlight Health, Inc., Class B*	(19,664)	(244,423)
HMS Holdings Corp.*	(2,400)	(50,064)
Masimo Corp.*	(1,700)	(44,625)
Medidata Solutions, Inc.*	(4,270)	(182,372)

		(521,484)

INDUSTRIALS—(0.5)%
DigitalGlobe, Inc.*	(1,912)	(51,643)
Healthcare Services Group, Inc.	(1,800)	(54,288)
Nielsen Holdings NV	(1,069)	(44,652)
Ritchie Bros Auctioneers, Inc.†	(1,900)	(49,647)
Trex Co., Inc.*	(1,056)	(44,500)

		(244,730)

INFORMATION TECHNOLOGY—(11.2)%
Adobe Systems, Inc.*	(1,674)	(123,340)
ADTRAN, Inc.	(6,882)	(143,764)
Amadeus IT Holding SA, Class A	(600)	(23,864)
ARRIS Group, Inc.*	(8,996)	(267,811)
Aspen Technology, Inc.*	(8,648)	(326,376)
AU Optronics Corp.†	(15,300)	(72,522)
Bankrate, Inc.*	(6,945)	(81,187)
Cornerstone OnDemand, Inc.*	(2,790)	(88,638)
Dassault Systemes SA (France)	(2,436)	(159,103)
Dealertrack Technologies, Inc.*	(900)	(42,444)
E2open, Inc.*	(11,633)	(78,290)
Fairchild Semiconductor International, Inc.*	(8,105)	(130,734)
FireEye, Inc.*	(6,909)	(209,274)
Freescale Semiconductor Ltd.*	(14,325)	(310,709)
Intel Corp.	(9,301)	(346,462)
Interactive Intelligence Group, Inc.*	(6,138)	(277,622)
International Business Machines Corp.	(1,045)	(169,468)
Itron, Inc.*	(5,213)	(210,605)
Marvell Technology Group Ltd.†	(5,580)	(79,906)
Micrel, Inc.	(17,563)	(229,197)
Motorola Solutions, Inc.	(5,380)	(353,574)
Oracle Corp.	(1,116)	(47,330)
PMC-Sierra, Inc.*	(10,044)	(81,859)
Qualys, Inc.*	(2,902)	(102,991)
Rocket Internet AG (Germany)*	(1,751)	(123,235)
Sabre Corp.	(7,371)	(138,133)
Synchronoss Technologies, Inc.*	(882)	(37,776)
Taiwan Semiconductor Manufacturing Co. Ltd. - Sponsored ADR	(3,650)	(85,666)
Teradata Corp.*	(2,865)	(129,326)

The accompanying notes are an integral part of the Portfolio of Investments.

3

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

(UNAUDITED)

	NUMBER OF SHARES	VALUE
INFORMATION TECHNOLOGY—(CONTINUED)
Trimble Navigation Ltd.*	(5,742)	$(161,494)
United Microelectronics Corp. - Sponsored ADR	(20,000)	(43,200)
VeriSign, Inc.*	(2,824)	(169,722)
Workday, Inc., Class A*	(2,232)	(194,296)
Yodlee, Inc.*	(10,263)	(121,411)

		(5,161,329)

REAL ESTATE INVESTMENT TRUSTS—(6.9)%
Camden Property Trust	(3,704)	(284,023)
Colony Financial, Inc.	(6,460)	(158,593)
CubeSmart	(17,685)	(380,935)
Duke Realty Corp.	(9,176)	(178,381)
Extra Space Storage, Inc.	(6,370)	(377,550)
Highwoods Properties, Inc.	(6,665)	(287,661)
Kimco Realty Corp.	(8,917)	(226,938)
New Senior Investment Group, Inc.*	(6,426)	(113,355)
Nieuwe Steen Investments NV (Netherlands)	(8,670)	(40,119)
Pebblebrook Hotel Trust	(6,647)	(286,950)
Plum Creek Timber Co., Inc.	(1,300)	(54,184)
Public Storage	(1,000)	(187,630)
Realty Income Corp.	(2,400)	(111,504)
Shaftesbury PLC (United Kingdom)	(12,815)	(160,055)
Sun Communities, Inc.	(2,700)	(159,003)
Washington Real Estate Investment Trust	(5,798)	(155,792)

		(3,162,673)

TELECOMMUNICATION SERVICES—(0.7)%
AT&T, Inc.	(5,000)	(176,900)
Belgacom SA (Belgium)	(600)	(23,688)
Deutsche Telekom AG, Registered Shares (Germany)	(2,000)	(33,986)
Telefonica SA (Spain)	(3,000)	(48,091)
Verizon Communications, Inc.	(1,100)	(55,649)

		(338,314)

UTILITIES—(0.1)%
Hawaiian Electric Industries, Inc.	(1,995)	(56,239)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $10,478,576)		(11,040,472)

EXCHANGE TRADED-FUNDS SOLD SHORT—(1.9)%
EQUITY—(1.9)%
iShares Russell 2000 Index Fund	(4,900)	(572,173)
Utilities Select Sector SPDR Fund	(3,000)	(138,000)
Vanguard REIT ETF	(2,060)	(165,974)

		(876,147)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds $857,587)		(876,147)

	NUMBER OF SHARES	VALUE
RIGHTS SOLD SHORT — 0.0%
Telefonica SA	(4,000)	$(1,830)

TOTAL RIGHTS SOLD SHORT (Proceeds $1,685)		(1,830)

TOTAL SECURITIES SOLD SHORT (Proceeds $11,337,848)		(11,918,449)

	NUMBER OF CONTRACTS
WRITTEN OPTIONS — (0.2)%
CALL OPTIONS WRITTEN—(0.1)%
Best Buy Co, Inc. Expires 01/17/15 Strike Price $41	(70)	(8,890)
iShares Russell 2000 ETF Expires 01/17/15 Strike Price $120	(30)	(3,870)
Knightsbridge Tankers Ltd. Expires 12/20/14 Strike Price $15	(853)	(4,265)
SPDR Dow Jones Industrial Average ETF Trust Expires 01/17/15 Strike Price $180	(14)	(2,310)
SPDR S&P 500 ETF Trust Expires 12/20/14 Strike Price $205	(40)	(13,960)
Ulta Salon Cosmetics & Fragrance, Inc. Expires 12/20/14 Strike Price $135	(23)	(7,820)
Utilities Select Sector SPDR ETF Expires 12/20/14 Strike Price $41	(10)	(5,525)
Utilities Select Sector SPDR ETF Expires 12/20/14 Strike Price $42	(10)	(4,475)
Utilities Select Sector SPDR Fund Expires 12/20/14 Strike Price $43	(10)	(3,625)
Yelp, Inc. Expires 01/17/15 Strike Price $77.50	(52)	(910)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $50,246)		(55,650)

PUT OPTIONS WRITTEN—(0.1)%
Beazer Homes USA, Inc. Expires 02/20/15 Strike Price $15	(84)	(1,470)
SPDR S&P 500 ETF Trust Expires 12/20/14 Strike Price $180	(30)	(300)
Target Corp. Expires 01/17/15 Strike Price $50	(300)	(3,900)
TRI Pointe Homes, Inc. Expires 01/17/15 Strike Price $14	(28)	(630)

The accompanying notes are an integral part of the Portfolio of Investments.

4

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2014

(UNAUDITED)

NUMBER OF CONTRACTS		VALUE
PUT OPTIONS WRITTEN—(CONTINUED)
Yelp, Inc. Expires 01/17/15 Strike Price $55	(17)	$(4,505)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $25,998)		(10,805)

Total Written Options — (0.2)% (Premiums Received $76,244)		$(66,455)

OTHER ASSETS IN EXCESS OF LIABILITIES — 64.1%		$29,568,315

NET ASSETS — 100.0%		$46,142,140

*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$24,907,930

Gross unrealized appreciation	$4,325,219
Gross unrealized depreciation	(674,420)

Net unrealized appreciation	$3,650,799

†	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
^	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
Δ	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of November 30, 2014, fair valued positions amounted to $184,238 or 0.4% of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar
ETF	Exchange-traded Fund
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poors
SPDR	Standard & Poors Depositary Receipt

The accompanying notes are an integral part of the Portfolio of Investments.

5

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2014

(UNAUDITED)

PORTFOLIO VALUATION — The S1 Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yield, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB Fund, Inc.’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

— Level 1 –	quoted prices in active markets for identical securities;

— Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

— Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2014

(UNAUDITED) (CONTINUED)

The following is a summary of inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

	TOTAL FAIR VALUE AT NOVEMBER 30, 2014	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Common Stocks
Consumer Discretionary	$5,625,844	$5,625,844	$—	$—
Energy	271,111	185,724	85,387	—
Financials	3,021,685	2,643,656	378,029	—
Health Care	400,851	216,613	—	184,238
Industrials	2,524,502	2,481,800	42,702	—
Information Technology	9,822,206	9,369,028	453,178	—
Materials	989,411	618,825	370,586	—
Real Estate Investment Trusts	5,058,350	4,890,741	167,609	—
Telecommunication Services	585,539	508,324	77,215	—
Foreign Government Note	8,920	—	8,920	—
U.S. Treasury Note	103,359	—	103,359	—
Asset Derivatives
Equity Contracts	146,951	—	146,951	—

Total Assets	$28,558,729	$26,540,555	$1,833,936	$184,238

	TOTAL FAIR VALUE AT NOVEMBER 30, 2014	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS

Common Stocks Sold Short
Consumer Discretionary	$(1,135,928)	$(1,135,928)	$—	$—
Consumer Staples	(82,048)	—	(82,048)	—
Financials	(337,727)	(337,727)	—	—
Health Care	(521,484)	(521,484)	—	—
Industrials	(244,730)	(244,730)	—	—
Information Technology	(5,161,329)	(4,978,362)	(182,967)	—
Real Estate Investment Trusts	(3,162,673)	(2,962,499)	(200,174)	—
Telecommunication Services	(338,314)	(232,549)	(105,765)	—
Utilities	(56,239)	(56,239)	—	—
Exchange Traded Funds	(876,147)	(876,147)	—	—
Rights	(1,830)	(1,830)
Liability Derivatives
Equity Contracts	(66,455)	—	(66,455)	—

Total Liabilities	$(11,984,904)	$(11,347,495)	$(637,409)	$—

7

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2014

(UNAUDITED) (CONTINUED)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2014, the Fund had no significant transfers between Levels 1, 2 and 3.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following table lists the fair values of the Fund’s derivative holdings as of November 30, 2014 grouped by contract type and risk exposure category.

DERIVATIVE TYPE	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS	TOTAL

Asset Derivatives

Purchased Options	$146,951	$—	$—	$—	$146,951

Liability Derivatives

Written Options	$(66,455)	$—	$—	$—	$(66,455)

For the period ended November 30, 2014, the Fund’s quarterly average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
$734,381	$229,254

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

8

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2014

(UNAUDITED) (CONTINUED)

OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received.

As of November 30, 2014, the Fund had options written valued at ($66,455).

The Fund had transactions in options written during the period ended November 30, 2014 as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at August 31, 2014	5,326	$382,264
Options written	7,793	720,147
Options closed	(8,241)	(850,769)
Options expired	(3,307)	(175,398)
Options exercised	—	—

Options outstanding at November 30, 2014	1,571	$76,244

SHORT SALES — When the investment adviser or a sub-adviser believes that a security is overvalued, the Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although the Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until the Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them.

9

S1 FUND

NOTES TO PORTFOLIO OF INVESTMENTS

NOVEMBER 30, 2014

(UNAUDITED) (CONTINUED)

FUTURES CONTRACTS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss. As of November 30, 2014, the Fund had no futures contracts.

FORWARD FOREIGN CURRENCY CONTRACTS — In the normal course of pursuing their investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. As of November 30, 2014, the Fund had no forward contracts.

For more information with regard to accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

10

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

November 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS — 93.3%
Auto Parts & Equipment — 0.2%
Commercial Vehicle Group, Inc. *	15,900	$104,145

Banks — 4.8%
Bancorp, Inc. (The) *	8,885	79,610
Colony Bankcorp, Inc. *	100	783
Dundee Corp., Class A *	7,430	100,290
First Horizon National Corp.	97,089	1,238,856
First United Corp. *	100	862
Intervest Bancshares Corp.	26,965	266,684
MainSource Financial Group, Inc.	32,622	581,324

		2,268,409

Coal — 6.5%
Arch Coal, Inc. (a)	651,492	1,446,312
Peabody Energy Corp. (a)	162,332	1,641,177

		3,087,489

Commercial Services — 8.9%
Aegean Marine Petroleum Network, Inc. (a)	188,173	1,834,687
Ardmore Shipping Corp. (a)	84,388	861,601
Baltic Trading, Ltd. (a)	63,425	199,154
Hudson Global Inc. *	189,843	532,510
Insperity, Inc.	9,696	316,574
Stolt-Nielsen, Ltd.	32,132	490,079

		4,234,605

Electronics — 2.8%
Kemet Corp. *	204,032	822,249
Pulse Electronics Corp. *	48,139	60,655
Viasystems Group, Inc. *	28,075	438,812

		1,321,716

Healthcare - Products — 1.2%
Orthofix International NV *	20,639	576,241

Healthcare - Services — 4.4%
Five Star Quality Care, Inc. *	479,086	2,107,978

Home Builders — 6.3%
Meritage Homes Corp. *	224	8,785
Taylor Morrison Home Corp., Class A *	154,363	2,985,380

		2,994,165

Industrial — 5.2%
FreightCar America, Inc.	84,957	2,457,806

Insurance — 3.0%
Assured Guaranty, Ltd.	22,110	565,132
First American Financial Corp.	24,865	795,929
Stewart Information Services Corp.	1,884	66,863

		1,427,924

	Shares	Value
Internet — 1.3%
ModusLink Global Solutions, Inc. * (a)	181,645	$601,245

Machinery - Diversified — 1.8%
Intevac, Inc. *	123,414	876,239

Metals Fabricating — 1.4%
AM Castle & Co. * (a)	89,156	670,453

Mining — 2.4%
Alumina Ltd. SP ADR *	77,717	439,101
Cameco Corp.	6,155	114,421
Thompson Creek Metals Co., Inc. *	355,727	601,179

		1,154,701

Miscellaneous Manfacturing — 1.7%
Orbotech, Ltd. *	54,550	807,886

Oil & Gas — 4.5%
Swift Energy Co. * (a)	261,397	1,176,287
Willbros Group, Inc. *	213,430	971,107

		2,147,394

Real Estate — 0.4%
Forest City Enterprises, Inc., Class A *	2,469	53,306
Forestar Group, Inc. *	9,050	144,800

		198,106

Real Estate Investment Trusts — 6.2%
NorthStar Realty Finance Corp.	11,490	209,922
Piedmont Office Realty Trust, Inc. (a)	31,460	591,448
Redwood Trust, Inc.	20,030	391,587
Rexford Industrial Realty, Inc.	64,011	972,327
Sunstone Hotel Investors, Inc.	49,506	792,591

		2,957,875

Retail — 2.9%
Office Depot, Inc. *	202,250	1,340,918
Wet Seal Inc. (The) Class A *	206,225	65,992

		1,406,910

Savings & Loans — 13.1%
First Niagara Financial Group, Inc.	100,601	821,910
Flagstar Bancorp, Inc. *	200,538	3,056,199
HomeStreet, Inc.	109,852	1,791,686
Pulaski Financial Corp.	50,518	593,081

		6,262,876

Semiconductors — 3.8%
Alpha & Omega Semiconductor, Ltd. *	20,064	172,149
Axcelis Technologies, Inc. *	659,361	1,417,626
SunEdison Semiconductor Ltd. * (a)	11,208	210,710

		1,800,485

Software — 1.3%
Take-Two Interactive Software, Inc. *	21,945	606,999

The accompanying notes are an integral part of the portfolio of investments.

1

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (concluded)

November 30, 2014

(unaudited)

	Shares	Value
Telecommunications — 9.2%
Aviat Networks, Inc. *	1,371,798	$2,071,415
Comverse, Inc. *	63,583	1,274,839
UTStarcom Holdings Corp. *	381,640	1,034,244

		4,380,498

TOTAL COMMON STOCKS (Cost $42,923,366)		44,452,145

	Par (000)
CORPORATE BONDS — 1.2%
LandAmerica Financial Group, Inc. CONV ‡
3.25%, 05/15/34	$33	8,068
RAIT Financial Trust CONV
7.00%, 04/01/31	463	575,567

TOTAL CORPORATE BONDS (Cost $463,000)		583,635

	Shares
Finance — 0.3%
iShares Russell 2000 Value Index Fund (a)	1,417	141,275

TOTAL EXCHANGE TRADED FUND (Cost $134,180)		141,275

SECURITIES LENDING COLLATERAL — 13.5%
BlackRock Liquidity TempFund, Institutional
Shares	6,437,682	6,437,682

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,437,682)		6,437,682

TOTAL INVESTMENTS — 108.3% (Cost $49,958,228)**		$51,614,737

LIABILITIES IN EXCESS OF OTHER ASSETS — (8.3)%		(3,935,330)

NET ASSETS — 100.0%		$47,679,407

*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2014, the market value of securities on loan was $5,456,673.
‡	Holding in default resolution. Value has been determined in good faith by or under the direction of The RBB Fund, Inc’s Board of Directors to be the estimated value of the future payouts under the default resolution. As of November 30, 2014, this holding amounted to $8,068 or 0.0% of net assets and is deemed illiquid by the portfolio manager pursuant to the Fund’s policies and procedures.
CONV	Convertible
SP ADR	Sponsored American Depositary Receipt.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a Federal income tax basis are as follows:

Aggregate Cost	$49,958,228

Gross unrealized appreciation	$8,949,063
Gross unrealized depreciation	(7,292,554)

Net unrealized appreciation	$1,656,509

The accompanying notes are an integral part of the portfolio of investments.

2

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

November 30, 2014

(unaudited)

	Shares	Value
COMMON STOCKS — 92.0%
Aerospace & Defense — 0.4%
Boeing Co. (The)	915	$122,939

Aircraft — 1.4%
Bombardier, Inc., Class B	116,057	441,597

Automobile Manufacturers — 0.0%
Navistar International Corp. *	111	3,974

Banks — 28.5%
Bank of America Corp.	42,673	727,148
Barclays PLC, SP ADR	32,861	502,445
Citigroup, Inc.	33,689	1,818,195
First Niagara Financial Group, Inc.	70,245	573,902
JPMorgan Chase & Co.	21,785	1,310,586
Regions Financial Corp.	52,040	524,043
State Street Corp.	12,046	924,290
SunTrust Banks, Inc.	59,029	2,319,249

		8,699,858

Coal — 5.4%
Arch Coal, Inc. (a)	255,582	567,392
Peabody Energy Corp. (a)	106,600	1,077,726

		1,645,118

Commercial Services — 1.2%
Aegean Marine Petroleum Network, Inc.	36,574	356,597

Electric — 0.5%
FirstEnergy Corp.	4,135	152,499

Electronics — 0.3%
Avnet, Inc.	1,737	76,063

Home Builders — 8.9%
Lennar Corp., Class A	24,080	1,137,539
Taylor Morrison Home Corp., Class A *	11,660	225,504
Toll Brothers, Inc. *	38,855	1,359,536

		2,722,579

Insurance — 16.2%
Allstate Corp., (The)	8,186	557,876
American International Group, Inc.	20,850	1,142,580
Assured Guaranty, Ltd.	31,918	815,824
First American Financial Corp.	14,641	468,658
Genworth Financial, Inc., Class A *	20,445	185,845
Hartford Financial Services Group, Inc.	31,231	1,289,840
Voya Financial, Inc.	11,760	492,509

		4,953,132

IT Services — 1.4%
Symantec Corp.	16,789	438,025

	Shares	Value
Leisure Time — 4.7%
Carnival Corp.	32,210	$1,422,394

Lodging — 6.5%
Marriott International, Inc., Class A	25,395	2,000,872

Office Products — 1.7%
Office Depot, Inc. *	76,542	507,473

Oil & Gas — 12.2%
Chesapeake Energy Corp.	67,168	1,360,824
Devon Energy Corp.	15,806	932,080
Weatherford International PLC. *	95,623	1,252,661
WPX Energy, Inc. *	13,430	182,245

		3,727,810

Real Estate — 1.2%
Forest City Enterprises, Inc., Class A *	17,366	374,932

Real Estate Investment Trusts — 1.5%
NorthStar Realty Finance Corp.	21,265	388,512
Paramount Group, Inc. *	4,121	77,475

		465,987

TOTAL COMMON STOCKS (Cost $21,563,656)		28,111,849

EXCHANGE TRADED FUND — 0.8%
Finance — 0.8%
iShares Russell 1000 Value Index Fund	2,280	238,146

TOTAL EXCHANGE TRADED FUND (Cost $224,867)		238,146

SECURITIES LENDING COLLATERAL — 5.2%
BlackRock Liquidity TempFund, Institutional Shares	1,603,560	1,603,560

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,603,560)		1,603,560

TOTAL INVESTMENTS — 98.0% (Cost $23,392,083)**		29,953,555

ASSETS IN EXCESS OF OTHER LIABILITIES — 2.0%		611,526

NET ASSETS — 100.0%		$30,565,081

*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2014, market value of securities on loan was $1,455,685.

SP ADR Sponsored American Depository Receipt.

The accompanying notes are an integral part of the portfolio of investments.

3

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments (concluded)

November 30, 2014

(unaudited)

**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a Federal income tax basis, are as follows:

Aggregate cost	$23,392,083

Gross unrealized appreciation	$8,625,279
Gross unrealized depreciation	(2,063,807)

Net unrealized appreciation	$6,561,472

The accompanying notes are an integral part of the portfolio of investments.

4

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments

November 30, 2014

(Unaudited)

PORTFOLIO VALUATION —The Schneider Small Cap Value Fund (the “Small Cap Value Fund”) and the Schneider Value Fund (the “Value Fund”) (each a “Fund,” collectively the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurement. The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 — quoted prices in active markets for identical securities;

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summary of the inputs used, as of November 30, 2014, in valuing the Funds’ investments carried at fair value:

Small Cap Value Fund

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	November 30, 2014	Price	Inputs	Inputs
Common Stocks*	$44,452,145	$43,962,066	$490,079	$—
Corporate Bonds	583,635	—	583,635	—
Exchange Traded Fund	141,275	141,275	—	—
Securities Lending Collateral	6,437,682	6,437,682	—	—

Total	$51,614,737	$50,541,023	$1,073,714	$—

5

THE SCHNEIDER FUNDS

Notes to Portfolio of Investments (Concluded)

November 30, 2014

(Unaudited)

Value Fund

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value as of	Quoted	Observable	Unobservable
	November 30, 2014	Price	Inputs	Inputs
Common Stocks*	$28,111,849	$28,111,849	$—	$—
Exchange Traded Fund	238,146	238,146	—	—
Securities Lending Collateral	1,603,560	1,603,560	—	—

Total	$29,953,555	$29,953,555	$—	$—

*Please refer to the Portfolio of Investments for details on portfolio holdings.

Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires a Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2014, there were no significant transfers between levels 1, 2 and 3 for the Small Cap Value Fund and the Value Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

6

SCOTIA DYNAMIC U.S. GROWTH FUND

Portfolio of Investments

November 30, 2014

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKSΔ - 98.0%
Consumer Discretionary — 24.4%
Chipotle Mexican Grill, Inc.*	4,150	$2,754,023
Expedia, Inc.	21,600	1,881,576
NIKE, Inc.	12,600	1,251,054
Tesla Motors, Inc.*	7,300	1,784,996
Ulta Salon Cosmetics & Fragrance, Inc.*	19,500	2,466,555
Under Armour, Inc., Class A*	42,900	3,109,821
Zoe’s Kitchen, Inc.*	48,500	1,534,055

		14,782,080

Consumer Staples — 4.2%
Monster Beverage Corp.*	22,600	2,534,590

		2,534,590

Health Care — 31.0%
Alexion Pharmaceuticals, Inc.*	15,200	2,962,480
Celgene Corp.*	27,500	3,126,475
Illumina, Inc.*	17,500	3,340,575
Medivation, Inc.*	22,800	2,642,292
Pharmacyclics, Inc.*	13,000	1,812,070
Regeneron Pharmaceuticals, Inc.*	4,400	1,830,884
Veeva Systems, Inc.*	18,890	620,537
Vertex Pharmaceuticals, Inc.*	20,900	2,463,692

		18,799,005

	Number
	of Shares	Value
Information Technology — 38.4%
Facebook, Inc., Class A*	41,100	$3,193,470
LinkedIn Corp., Class A*	10,300	2,330,581
Palo Alto Networks, Inc.*	36,000	4,428,000
Salesforce.Com, Inc.*	30,700	1,838,009
ServiceNow, Inc.*	52,100	3,332,316
Splunk, Inc.*	34,300	2,301,530
Tableau Software, Inc., Class A*	48,800	4,093,344
Workday, Inc., Class A*	19,600	1,706,180

		23,223,430

TOTAL COMMON STOCKS (Cost $ 52,776,883)		59,339,105

TOTAL INVESTMENTS - 98.0% (Cost $ 52,776,883)**		59,339,105

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%		1,241,237

NET ASSETS - 100.0%		$60,580,342

*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$52,776,883

Gross unrealized appreciation	$6,704,497
Gross unrealized depreciation	(142,275)

Net unrealized appreciation	$6,562,222

Δ	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

The accompanying notes are an integral part of the portfolio of investments.

1

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Portfolio of Investments

November 30, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Scotia Dynamic U.S. Growth Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2

SCOTIA DYNAMIC U.S. GROWTH FUND

Notes to Portfolio of Investments (Concluded)

November 30, 2014

(Unaudited)

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
	Total Value at	Level 1	Significant	Significant
	November 30,	Quoted	Observable	Unobservable
	2014	Price	Inputs	Inputs
Investments in Securities*	$59,339,105	$59,339,105	$—	$—

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

3

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

November 30, 2014

(Unaudited)

	Number
	of Shares	Value

COMMON STOCKS - 93.9%
Airlines — 0.1%
Southwest Airlines Co.	2,280	$95,350

		95,350

Banks — 3.4%
Morgan Stanley	7,500	263,850
Northern Trust Corp.	1,000	67,730
US Bancorp	36,820	1,627,444
Wells Fargo & Co.	6,240	339,955

		2,298,979

Commercial Services — 1.2%
Cintas Corp.	3,480	254,562
Total System Services, Inc.	15,330	505,737
Western Union Co., (The)	3,420	63,544

		823,843

Computers — 8.0%
Accenture PLC, Class A	4,280	369,492
Apple, Inc.	12,200	1,450,946
EMC Corp.	49,130	1,491,096
Hewlett-Packard Co.	44,060	1,720,984
NetApp, Inc.	9,520	405,076

		5,437,594

Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	1,540	107,169
Procter & Gamble Co., (The)	6,800	614,924

		722,093

Electric — 10.0%
AES Corp.	22,000	305,140
CMS Energy Corp.	4,350	143,985
DTE Energy Co.	1,690	137,667
Duke Energy Corp.	9,690	783,921
Edison International	22,230	1,412,939
Exelon Corp.	12,640	457,189
FirstEnergy Corp.	1,680	61,958
NRG Energy, Inc.	7,170	224,134
PG&E Corp.	1,240	62,620
PPL Corp.	22,580	802,267
SCANA Corp.	2,860	163,106
Southern Co. (The)	3,470	164,582
TECO Energy, Inc.	40,000	793,200
Wisconsin Energy Corp.	15,260	753,844
Xcel Energy, Inc.	14,660	497,560

		6,764,112

Electronics — 2.0%
Garmin Ltd.	1,000	57,300
Thermo Fisher Scientific, Inc.	10,000	1,292,900

		1,350,200

Environmental Control — 2.4%
Republic Services, Inc.	24,130	955,789

	Number
	of Shares	Value

Environmental Control — (Continued)
Stericycle, Inc.*	4,370	$563,380
Waste Management, Inc.	2,120	103,308

		1,622,477

Food — 7.6%
ConAgra Foods, Inc.	33,500	1,223,420
General Mills, Inc.	7,540	397,735
Hershey Co., (The)	1,660	166,465
Hormel Foods Corp.	18,220	967,118
Kellogg Co.	13,180	873,175
McCormick & Co., Inc.	3,740	277,994
Sysco Corp.	30,370	1,222,696

		5,128,603

Healthcare-Products — 2.3%
Baxter International, Inc.	7,730	564,290
CareFusion Corp.*	2,200	130,174
DENTSPLY International, Inc.	1,190	65,426
Medtronic, Inc.	2,630	194,278
Patterson Cos., Inc.	11,030	531,425
Varian Medical Systems, Inc.*	720	63,727

		1,549,320

Healthcare-Services — 4.7%
Aetna, Inc.	16,310	1,422,884
Cigna Corp.	640	65,850
Quest Diagnostics, Inc.	6,110	399,044
UnitedHealth Group, Inc.	11,170	1,101,697
WellPoint, Inc.	1,240	158,608

		3,148,083

Household Products/Wares — 2.7%
Clorox Co., (The)	15,830	1,608,645
Kimberly-Clark Corp.	1,800	209,862

		1,818,507

Housewares — 1.3%
Newell Rubbermaid, Inc.	25,000	907,750

		907,750

Insurance — 2.0%
Berkshire Hathaway, Inc., Class B*	6,680	993,249
Principal Financial Group, Inc.	6,000	319,620
Progressive Corp., (The)	2,720	74,093

		1,386,962

Internet — 0.5%
VeriSign, Inc.*	5,140	308,914

		308,914

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	510	51,306

		51,306

The accompanying notes are an integral part of the portfolio of investments.

1

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

November 30, 2014

(Unaudited)

	Number
	of Shares	Value

Media — 1.3%
Scripps Networks Interactive, Inc.	1,000	$78,170
Walt Disney Co., (The)	9,000	832,590

		910,760

Miscellaneous Manufacturing — 0.4%
General Electric Co.	9,920	262,781

		262,781

Office/Business Equipment — 0.5%
Pitney Bowes, Inc.	15,000	369,300

		369,300

Oil & Gas — 4.0%
Chevron Corp.	7,000	762,090
ConocoPhillips	11,000	726,770
Exxon Mobil Corp.	11,780	1,066,561
Marathon Petroleum Corp.	590	53,153
Occidental Petroleum Corp.	1,500	119,655

		2,728,229

Pharmaceuticals — 12.1%
Actavis PLC*	1,000	270,610
Eli Lilly & Co.	21,670	1,476,160
Express Scripts Holding Co.*	12,000	997,800
Johnson & Johnson	5,910	639,758
Merck & Co., Inc.	26,820	1,619,928
Pfizer, Inc.	52,340	1,630,391
Zoetis, Inc.	33,930	1,524,475

		8,159,122

Pipelines — 0.1%
Williams Cos., Inc. (The)	1,260	65,205

		65,205

Real Estate Investment Trusts — 5.0%
American Tower Corp.	1,240	130,212
Apartment Investment & Management Co., Class A	5,290	197,053
Crown Castle International Corp.	1,150	95,554
General Growth Properties, Inc.	19,150	512,454
HCP, Inc.	1,280	57,344
Health Care REIT, Inc.	10,000	736,600
Simon Property Group, Inc.	5,140	929,312
Ventas, Inc.	10,000	715,500

		3,374,029

Retail — 8.6%
Bed Bath & Beyond, Inc.*	1,000	73,370
Coach, Inc.	1,000	37,120
Costco Wholesale Corp.	10,700	1,520,684
Dollar Tree, Inc.*	24,450	1,671,402

	Number
	of Shares	Value

Retail — (Continued)
Macy’s, Inc.	4,530	$294,042
McDonald’s Corp.	6,210	601,190
Wal-Mart Stores, Inc.	18,170	1,590,602

		5,788,410

Semiconductors — 2.3%
Intel Corp.	40,920	1,524,270

		1,524,270

Software — 3.6%
Fidelity National Information Services, Inc.	1,360	83,218
Intuit, Inc.	12,000	1,126,440
Microsoft Corp.	25,000	1,195,250

		2,404,908

Telecommunications — 5.4%
AT&T, Inc.	42,020	1,486,668
Cisco Systems, Inc.	18,500	511,340
Motorola Solutions, Inc.	850	55,862
Verizon Communications, Inc.	31,360	1,586,502

		3,640,372

Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	6,650	490,371
United Parcel Service, Inc., Class B	2,630	289,090

		779,461

TOTAL COMMON STOCKS (Cost $ 54,813,656)		63,420,940

TOTAL INVESTMENTS - 93.9% (Cost $ 54,813,656)**		63,420,940

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.1%		4,111,273

NET ASSETS - 100.0%		$67,532,213

*	Non-income producing security.
**	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$54,813,656

Gross unrealized appreciation	$8,914,536
Gross unrealized depreciation	(307,252)

Net unrealized appreciation	$8,607,284

The accompanying notes are an integral part of the portfolio of investments.

2

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Portfolio of Investments

November 30, 2014

(Unaudited)

A. Portfolio Valuation:

Portfolio Valuation – The Summit Global Investments U.S. Low Volatility Equity Fund’s (the “Fund”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — quoted prices in active markets for identical securities;

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3

SUMMIT GLOBAL INVESTMENTS U.S. LOW VOLATILITY EQUITY FUND

Notes to Portfolio of Investments (Concluded)

November 30, 2014

(Unaudited)

The following is a summary of the inputs used, as of November 30, 2014, in valuing the Fund’s investments carried at fair value:

Level 2
			Other	Level 3
	Total Value at	Level 1	Significant	Significant
	November 30,	Quoted	Observable	Unobservable
	2014	Price	Inputs	Inputs
Investments in Securities*	$63,420,940	$63,420,940	$ —	$ —

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between Levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each Level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2014, there were no transfers between Levels 1, 2 and 3 for the Fund.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.

4

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	1/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	1/27/2015

By (Signature and Title)*	/s/ Joel Weiss
Joel Weiss, Treasurer
(principal financial officer)

Date	1/27/2015

*	Print the name and title of each signing officer under his or her signature.